UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza	61710-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602-4207

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (97.42%)
Consumer Discretionary (15.37%)
Amazon.com Inc. (a)	5,100	$2,610,639
AMC Networks Inc. Class A (a)	73,600	5,385,312
Best Buy Co. Inc.	68,500	2,542,720
CarMax Inc. (a)	18,700	1,109,284
Chipotle Mexican Grill Inc. (a)	4,100	2,953,025
Comcast Corp. Class A	143,500	8,162,280
Darden Restaurants Inc.	36,800	2,522,272
Foot Locker Inc.	43,100	3,101,907
Hilton Worldwide Holdings Inc.	94,100	2,158,654
Home Depot Inc., The	72,500	8,373,025
L Brands Inc.	28,700	2,586,731
Lear Corp.	23,000	2,501,940
Lowe’s Companies Inc.	35,100	2,419,092
O’Reilly Automotive Inc. (a)	12,200	3,050,000
Ross Stores Inc.	52,300	2,534,981
Skechers U.S.A. Inc. Class A (a)	16,200	2,172,096
Starbucks Corp.	96,500	5,485,060
Time Warner Inc.	70,800	4,867,500
Ulta Salon, Cosmetics & Fragrance Inc. (a)	33,400	5,455,890
Under Armour Inc. Class A (a)	43,200	4,180,896
Viacom Inc. Class B	83,000	3,581,450

		77,754,754

Consumer Staples (9.83%)
Colgate-Palmolive Co.	83,600	5,305,256
Costco Wholesale Corp.	17,200	2,486,604
CVS Health Corp.	25,500	2,460,240
General Mills Inc.	75,700	4,249,041
JM Smucker Co., The	49,700	5,670,273
Kroger Co., The	106,600	3,845,062
McCormick & Company Inc.	72,600	5,966,268
Monster Beverage Corp. (a)	19,300	2,608,202
PepsiCo Inc.	55,700	5,252,510
Pilgrim’s Pride Corp.	109,100	2,267,098
Rite Aid Corp. (a)	286,200	1,737,234
Sysco Corp.	65,100	2,536,947
Walgreens Boots Alliance Inc.	38,400	3,191,040
WhiteWave Foods Co. (a)	54,400	2,184,160

		49,759,935

Energy (5.95%)
Chevron Corp.	56,000	4,417,280
EOG Resources Inc.	63,100	4,593,680
EQT Corp.	32,500	2,105,025
Exxon Mobil Corp.	63,500	4,721,225
Halliburton Co.	43,600	1,541,260
Marathon Petroleum Corp.	101,400	4,697,862
Occidental Petroleum Corp.	33,200	2,196,180
Tesoro Corp.	33,700	3,276,988
Valero Energy Corp.	42,900	2,578,290

		30,127,790

Financials (14.35%)
ACE Ltd.	49,100	5,076,940

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ally Financial Inc. (a)	116,500	$2,374,270
American International Group Inc.	96,100	5,460,402
Arch Capital Group Ltd. (a)	37,000	2,718,390
Bank of America Corp.	498,000	7,758,840
CIT Group Inc.	100,900	4,039,027
Federal Realty Investment Trust	19,600	2,674,420
Hartford Financial Services Group Inc., The	115,100	5,269,278
Interactive Brokers Group Inc. Class A	29,300	1,156,471
Invesco Ltd.	130,138	4,064,210
JPMorgan Chase & Co.	141,200	8,608,964
Navient Corp.	132,300	1,487,052
Santander Consumer USA Holdings Inc. (a)	115,800	2,364,636
Simon Property Group Inc.	32,000	5,879,040
Synchrony Financial (a)	79,400	2,485,220
Travelers Companies Inc., The	23,500	2,338,955
Wells Fargo & Co.	172,400	8,852,740

		72,608,855

Health Care (15.13%)
Abbott Laboratories	113,200	4,552,904
Aetna Inc.	68,000	7,439,880
Allergan PLC (a)	19,400	5,273,114
Becton, Dickinson and Co.	58,700	7,787,142
BioMarin Pharmaceutical Inc. (a)	21,600	2,274,912
C.R. Bard Inc.	8,300	1,546,373
Cardinal Health Inc.	91,400	7,021,348
Centene Corp. (a)	55,800	3,026,034
Cigna Corp.	35,800	4,833,716
Edwards Lifesciences Corp. (a)	17,800	2,530,626
Gilead Sciences Inc.	27,700	2,719,863
HCA Holdings Inc. (a)	65,200	5,043,872
Incyte Corp. (a)	45,600	5,031,048
Johnson & Johnson	84,300	7,869,405
Regeneron Pharmaceuticals Inc. (a)	11,100	5,163,054
United Therapeutics Corp. (a)	14,900	1,955,476
UnitedHealth Group Inc.	21,600	2,505,816

		76,574,583

Industrials (12.49%)
Alaska Air Group Inc.	40,100	3,185,945
Boeing Co., The	38,800	5,080,860
Delta Air Lines Inc.	112,900	5,065,823
FedEx Corp.	25,900	3,729,082
General Dynamics Corp.	37,654	5,194,369
Honeywell International Inc.	77,100	7,300,599
Huntington Ingalls Industries Inc.	18,700	2,003,705
Lockheed Martin Corp.	14,300	2,964,533
Raytheon Co.	55,800	6,096,708
Southwest Airlines Co.	117,200	4,458,288
Union Pacific Corp.	85,100	7,523,691
United Continental Holdings Inc. (a)	73,000	3,872,650
United Technologies Corp.	48,600	4,324,914

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Waste Management Inc.	47,900	$2,385,899

		63,187,066

Information Technology (18.84%)
Amdocs Ltd.	137,400	7,815,311
Amphenol Corp. Class A	50,400	2,568,384
Apple Inc.	117,525	12,963,008
Automatic Data Processing Inc.	28,800	2,314,368
Avago Technologies Ltd.	20,300	2,537,703
Booz Allen Hamilton Holding Corp.	75,500	1,978,855
CoStar Group Inc. (a)	12,900	2,232,474
DST Systems Inc.	46,800	4,920,552
eBay Inc. (a)	91,200	2,228,928
Electronic Arts Inc. (a)	51,900	3,516,225
F5 Networks Inc. (a)	19,000	2,200,200
Facebook Inc. Class A (a)	31,500	2,831,850
FactSet Research Systems Inc.	15,800	2,524,998
Fidelity National Information Services Inc.	38,300	2,569,164
Fortinet Inc. (a)	65,200	2,769,696
Freescale Semiconductor Ltd. (a)	112,100	4,100,618
Global Payments Inc.	33,800	3,877,874
Intuit Inc.	29,300	2,600,375
Juniper Networks Inc.	96,900	2,491,299
Micron Technology Inc. (a)	141,900	2,125,662
Microsoft Corp.	73,000	3,230,980
Palo Alto Networks Inc. (a)	16,000	2,752,000
Paychex Inc.	52,100	2,481,523
PayPal Holdings Inc. (a)	91,200	2,830,848
Skyworks Solutions Inc.	59,200	4,985,232
Texas Instruments Inc.	106,900	5,293,688
Total System Services Inc.	57,700	2,621,311

		95,363,126

Materials (1.70%)
Dow Chemical Co., The	45,900	1,946,160
LyondellBasell Industries NV Class A	31,900	2,659,184
Praxair Inc.	19,000	1,935,340
Sherwin-Williams Co., The	9,200	2,049,576

		8,590,260

Telecommunication Services (1.41%)
Verizon Communications Inc.	163,600	7,118,236

Utilities (2.35%)
NextEra Energy Inc.	56,400	5,501,820
WEC Energy Group Inc.	122,100	6,376,062

		11,877,882

Total Common Stocks
(cost $423,931,509)		492,962,487

	Shares	Value
Short-term Investments (3.23%)
JPMorgan U.S. Government Money Market Fund	16,338,350	$16,338,350

Total Short-term Investments
(cost $16,338,350)		16,338,350

TOTAL INVESTMENTS (100.65%)
(cost $440,269,859)		509,300,837
LIABILITIES, NET OF OTHER ASSETS (-0.65%)		(3,309,092)

NET ASSETS (100.00%)		$505,991,745

(a)	Non-income producing security.

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (99.60%)
Consumer Discretionary (18.08%)
1-800-FLOWERS.COM Inc. (a)	155,100	$1,411,412
Bassett Furniture Industries Inc.	45,600	1,269,960
BJ’s Restaurants Inc. (a)	57,870	2,490,146
Build-A-Bear Workshop Inc. (a)	66,400	1,254,296
Burlington Stores Inc. (a)	24,660	1,258,646
Carter’s Inc.	14,150	1,282,556
Chipotle Mexican Grill Inc. (a)	1,290	929,122
Core-Mark Holding Company Inc.	23,600	1,544,620
Cracker Barrel Old Country Store Inc.	9,700	1,428,616
Dollar Tree Inc. (a)	26,370	1,757,824
DSW Inc. Class A	40,460	1,024,043
Foot Locker Inc.	14,730	1,060,118
Harman International Industries Inc.	13,820	1,326,582
Isle of Capri Casinos Inc. (a)	125,400	2,186,976
Lands’ End Inc. (a)	35,200	950,752
Leggett & Platt Inc.	18,630	768,488
Lennar Corp. Class A	36,140	1,739,418
LGI Homes Inc. (a)	60,800	1,653,152
Lions Gate Entertainment Corp.	27,840	1,024,512
Live Nation Entertainment Inc. (a)	48,420	1,164,017
Marriott International Inc. Class A	10,790	735,878
Marriott Vacations Worldwide Corp.	21,300	1,451,382
Mohawk Industries Inc. (a)	20,390	3,706,698
Outerwall Inc.	11,200	637,616
Penn National Gaming Inc. (a)	97,300	1,632,694
Penske Automotive Group Inc.	25,830	1,251,205
Perry Ellis International Inc. (a)	60,600	1,330,776
Polaris Industries Inc.	5,350	641,304
Royal Caribbean Cruises Ltd.	17,660	1,573,329
Signet Jewelers Ltd.	12,520	1,704,348
Sportsman’s Warehouse Holdings Inc. (a)	127,700	1,573,264
Stage Stores Inc.	64,300	632,712
Time Inc.	63,900	1,217,295
Tractor Supply Co.	17,170	1,447,774
Ulta Salon, Cosmetics & Fragrance Inc. (a)	7,150	1,167,952

		48,229,483

Consumer Staples (5.57%)
Cal-Maine Foods Inc.	26,600	1,452,627
Casey’s General Stores Inc.	9,500	977,740
Central Garden & Pet Co. Class A (a)	71,707	1,155,200
Constellation Brands Inc. Class A	12,040	1,507,528
Estee Lauder Companies Inc. Class A, The	11,840	955,251
Hain Celestial Group Inc., The (a)	11,980	618,168
Hormel Foods Corp.	20,020	1,267,466
Ingles Markets Inc. Class A	28,100	1,344,023
Kroger Co., The	53,970	1,946,698
Sanderson Farms Inc.	21,100	1,446,827
Tyson Foods Inc. Class A	28,190	1,214,989
WhiteWave Foods Co. (a)	24,070	966,410

		14,852,927

	Shares	Value
Common Stocks (Cont.)
Energy (3.04%)
Alon USA Energy Inc.	87,800	$1,586,546
Green Plains Inc.	86,700	1,687,182
HollyFrontier Corp.	24,840	1,213,186
Pacific Ethanol Inc. (a)	9,343	60,636
Renewable Energy Group Inc. (a)	138,100	1,143,468
Ship Finance International Ltd.	97,400	1,582,750
Stone Energy Corp. (a)	55,400	274,784
Valero Energy Corp.	9,250	555,925

		8,104,477

Financials (28.70%)
Alexandria Real Estate Equities Inc.	19,800	1,676,466
American Equity Investment Life Holding Co.	54,500	1,270,395
Ameriprise Financial Inc.	4,350	474,716
AmTrust Financial Services Inc.	24,900	1,568,202
Arthur J. Gallagher & Co.	27,510	1,135,613
Bank of the Ozarks Inc.	29,320	1,283,043
Brixmor Property Group Inc.	36,420	855,142
Calamos Asset Management Inc. Class A	91,700	869,316
Capitol Federal Financial Inc.	123,200	1,493,184
Cash America International Inc.	56,300	1,574,711
CBRE Group Inc. Class A (a)	64,730	2,071,360
Chambers Street Properties	232,200	1,506,978
Clifton Bancorp Inc.	62,400	866,112
CNO Financial Group Inc.	82,900	1,559,349
Customers Bancorp Inc. (a)	56,900	1,462,330
E*TRADE Financial Corp. (a)	74,960	1,973,697
Education Realty Trust Inc.	46,266	1,524,465
Enova International Inc. (a)	38,521	393,685
F.N.B. Corp.	130,500	1,689,975
FBL Financial Group Inc. Class A	26,100	1,605,672
Fidelity & Guaranty Life	77,000	1,889,580
First BanCorp (a)	218,000	776,080
Geo Group Inc., The	32,800	975,472
Government Properties Income Trust	59,000	944,000
Heritage Insurance Holdings Inc. (a)	62,800	1,239,044
Highwoods Properties Inc.	57,110	2,213,012
Hudson Pacific Properties Inc.	56,200	1,617,998
Impac Mortgage Holdings Inc. (a)	72,500	1,185,375
Independent Bank Corp.	42,300	1,950,030
Inland Real Estate Corp.	133,600	1,082,160
Intercontinental Exchange Inc.	3,330	782,517
Investors Bancorp Inc.	133,300	1,644,922
Jones Lang LaSalle Inc.	10,640	1,529,713
Ladder Capital Corp.	96,100	1,376,152
Maiden Holdings Ltd.	124,000	1,721,120
Mid-America Apartment Communities Inc.	28,900	2,366,043
Navigators Group Inc., The (a)	4,700	366,506
Nelnet Inc. Class A	33,300	1,152,513
Northern Trust Corp.	23,380	1,593,581

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
OneBeacon Insurance Group Ltd. Class A	92,200	$1,294,486
PrivateBancorp Inc.	45,030	1,726,000
Ramco-Gershenson Properties Trust	88,300	1,325,383
SEI Investments Co.	27,590	1,330,666
Selective Insurance Group Inc.	49,200	1,528,152
Signature Bank (a)	10,490	1,443,004
Sovran Self Storage Inc.	11,810	1,113,683
State Auto Financial Corp.	28,800	656,928
Summit Hotel Properties Inc.	141,400	1,650,138
SVB Financial Group (a)	9,420	1,088,387
Symetra Financial Corp.	78,600	2,486,904
Talmer Bancorp Inc. Class A	99,500	1,656,675
Valley National Bancorp	153,400	1,509,456
Webster Financial Corp.	38,600	1,375,318
Western Alliance Bancorp (a)	44,410	1,363,831
Wilshire Bancorp Inc.	164,600	1,729,946

		76,539,186

Health Care (10.09%)
Acadia Healthcare Company Inc. (a)	24,540	1,626,267
Akorn Inc. (a)	32,390	923,277
AMN Healthcare Services Inc. (a)	53,500	1,605,535
Cerner Corp. (a)	19,790	1,186,608
Cooper Companies Inc., The	5,170	769,606
Endo International PLC (a)	10,520	728,826
Envision Healthcare Holdings (a)	51,310	1,887,695
Horizon Pharma PLC (a)	26,450	524,239
Illumina Inc. (a)	5,570	979,317
Incyte Corp. (a)	11,310	1,247,832
Jazz Pharmaceuticals PLC (a)	6,100	810,141
Magellan Health Inc. (a)	31,200	1,729,416
Medivation Inc. (a)	38,710	1,645,175
MEDNAX Inc. (a)	30,180	2,317,522
OPKO Health Inc. (a)	139,425	1,172,564
Owens & Minor Inc.	41,600	1,328,704
PDL BioPharma Inc.	240,500	1,209,715
Perrigo Co. PLC	11,110	1,747,270
RadNet Inc. (a)	163,800	909,090
Universal Health Services Inc. Class B	9,280	1,158,237
VCA Inc. (a)	14,690	773,428
Zoetis Inc.	15,220	626,760

		26,907,224

Industrials (15.84%)
A.O. Smith Corp.	12,060	786,191
ABM Industries Inc.	57,500	1,570,325
Acco Brands Corp. (a)	213,000	1,505,910
Acuity Brands Inc.	4,450	781,331
Advanced Drainage Systems Inc.	62,200	1,799,446
Allegiant Travel Co.	5,000	1,081,250
Atlas Air Worldwide Holdings Inc. (a)	29,600	1,022,976
Cubic Corp.	36,300	1,522,422
General Cable Corp.	78,800	937,720
Global Brass & Copper Holdings Inc.	85,500	1,753,605

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
JetBlue Airways Corp. (a)	179,990	$4,638,342
Lennox International Inc.	12,600	1,427,958
Lydall Inc. (a)	15,451	440,199
Matson Inc.	41,700	1,605,033
Matthews International Corp. Class A	41,300	2,022,461
Multi-Color Corp.	21,700	1,659,833
Owens Corning Inc.	37,450	1,569,530
Republic Airways Holdings Inc. (a)	140,200	810,356
Robert Half International Inc.	17,360	888,138
SkyWest Inc.	106,600	1,778,088
Snap-on Inc.	9,710	1,465,627
Southwest Airlines Co.	71,700	2,727,468
Stericycle Inc. (a)	7,340	1,022,535
Textainer Group Holdings Ltd.	83,200	1,371,968
Titan International Inc.	174,300	1,152,123
Titan Machinery Inc. (a)	99,400	1,141,112
Toro Co., The	13,170	929,012
Verisk Analytics Inc. (a)	20,940	1,547,675
Waste Connections Inc.	26,520	1,288,342

		42,246,976

Information Technology (11.93%)
Amkor Technology Inc. (a)	349,200	1,567,907
Amphenol Corp. Class A	19,230	979,961
Avago Technologies Ltd.	9,210	1,151,342
Cadence Design Systems Inc. (a)	81,910	1,693,899
Convergys Corp.	61,700	1,425,887
CoStar Group Inc. (a)	5,610	970,867
EarthLink Holdings Corp.	159,900	1,244,022
Euronet Worldwide Inc. (a)	20,500	1,518,845
FireEye Inc. (a)	36,480	1,160,794
Fortinet Inc. (a)	53,260	2,262,485
Gartner Inc. (a)	9,290	779,710
HomeAway Inc. (a)	16,410	435,521
Lam Research Corp.	18,940	1,237,350
Mentor Graphics Corp.	54,600	1,344,798
NetSuite Inc. (a)	9,360	785,304
NXP Semiconductors NV (a)	30,620	2,666,083
Palo Alto Networks Inc. (a)	9,540	1,640,880
Sanmina Corp. (a)	89,400	1,910,478
ServiceNow Inc. (a)	19,230	1,335,524
Skyworks Solutions Inc.	16,470	1,386,939
Total System Services Inc.	28,580	1,298,389
TTM Technologies Inc. (a)	165,700	1,032,311
Tyler Technologies Inc. (a)	13,260	1,979,851

		31,809,147

Materials (3.63%)
Century Aluminum Co. (a)	121,200	557,520
Innospec Inc.	36,100	1,679,011
Martin Marietta Materials Inc.	19,090	2,900,726
Neenah Paper Inc.	29,200	1,701,776
Schnitzer Steel Industries Inc. Class A	83,600	1,131,944
Sherwin-Williams Co., The	4,200	935,676

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Vulcan Materials Co.	8,600	$767,119

		9,673,772

Telecommunication Services (0.21%)
Intelsat SA (a)	88,000	565,840

Utilities (2.51%)
American Water Works Company Inc.	30,950	1,704,726
Black Hills Corp.	27,900	1,153,386
California Water Service Group	59,500	1,316,140
Empire District Electric Co., The	36,900	812,907
Pinnacle West Capital Corp.	26,810	1,719,593

		6,706,752

Total Common Stocks
(cost $258,681,509)		265,635,784

Short-term Investments (0.76%)
JPMorgan U.S. Government Money Market Fund	2,034,424	2,034,424

Total Short-term Investments
(cost $2,034,424)		2,034,424

TOTAL INVESTMENTS (100.36%)
(cost $260,715,933)		267,670,208
LIABILITIES, NET OF OTHER ASSETS (-0.36%)		(949,166)

NET ASSETS (100.00%)		$266,721,042

(a)	Non-income producing security.

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (a) (94.26%)
Australia (3.26%)
Domino’s Pizza Enterprises Ltd.	80,500	$2,289,659
REA Group Ltd.	65,127	2,039,463

		4,329,122

Austria (0.62%)
Erste Group Bank AG (b)	28,121	817,220

Belgium (0.77%)
Anheuser-Busch InBev SA/NV	9,599	1,020,906

Canada (4.86%)
Barrick Gold Corp.	16,344	103,948
Canadian Pacific Railway Ltd.	5,225	749,941
Concordia Healthcare Corp.	51,069	2,178,995
Constellation Software Inc.	1,715	718,835
IMAX Corp. (b)	34,022	1,149,603
Valeant Pharmaceuticals International Inc. (b)	8,695	1,552,004

		6,453,326

China (3.93%)
Alibaba Group Holding Ltd. Sponsored ADR (b)	40,631	2,396,010
Ctrip.com International Ltd. ADR (b)	22,830	1,442,399
Vipshop Holdings Ltd. ADR (b)	81,644	1,371,620

		5,210,029

Colombia (0.90%)
Bancolombia SA Sponsored ADR	17,329	557,994
Cementos Argos SA	92,454	282,649
Grupo Argos SA	10,945	63,448
Grupo Aval Acciones y Valores SA ADR	14,309	109,607
Grupo de Inversiones Suramericana	15,274	177,483

		1,191,181

Denmark (3.22%)
Novo Nordisk A/S Class B	79,255	4,276,961

France (12.88%)
Air Liquide SA	5,657	670,650
AXA SA	49,143	1,193,140
Cie Generale des Etablissements Michelin Class B	11,501	1,052,276
Compagnie de Saint-Gobain	10,495	455,487
Essilor International SA	12,599	1,539,198
Hermes International	228	82,995
JC Decaux SA	75,275	2,736,318
Legrand SA	13,667	727,126
L’Oreal SA	6,726	1,169,073
LVMH Moet Hennessy Louis Vuitton SE	5,630	958,467
Pernod Ricard SA	11,254	1,136,296
Remy Cointreau SA	15,498	1,018,491
Safran SA	19,228	1,445,784
Schneider Electric SE (Paris)	19,846	1,111,356

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Unibail-Rodamco SE (Amsterdam)	6,674	$1,729,792
Unibail-Rodamco SE (Paris)	253	65,389

		17,091,838

Germany (4.32%)
Allianz SE Reg.	8,256	1,296,959
Daimler AG Registered Shares	7,145	520,177
Fresenius Medical Care AG & Co. KGaA	6,829	533,720
Fresenius SE & Co. KGaA	12,459	836,345
Linde AG	7,753	1,259,277
SAP SE	19,915	1,290,167

		5,736,645

Hong Kong (1.67%)
Tencent Holdings Ltd.	131,300	2,216,694

India (1.00%)
Eros International PLC (b)	23,318	634,016
Makemytrip Ltd. (b)	50,460	693,825

		1,327,841

Ireland (2.92%)
Alkermes PLC (b)	24,976	1,465,342
Ryanair Holdings PLC Sponsored ADR	30,835	2,414,380

		3,879,722

Israel (1.65%)
Check Point Software Technologies Ltd. (b)	27,566	2,186,811

Italy (1.14%)
Yoox SpA (b)	50,437	1,518,548

Japan (6.18%)
Dentsu Inc.	14,700	754,405
Fanuc Corp.	8,500	1,307,629
Japan Tobacco Inc.	27,236	844,865
Komatsu Ltd.	7,100	104,217
LIXIL Group Corp.	7,900	160,782
Mitsubishi Estate Company Ltd.	1,000	20,428
Nintendo Co. Ltd.	7,400	1,247,282
OMRON Corp.	8,000	240,818
SMC Corp.	3,300	722,563
START TODAY Co. Ltd.	50,000	1,655,012
Tokio Marine Holdings Inc.	30,600	1,143,215

		8,201,216

Malaysia (0.23%)
Genting Berhad	179,300	296,891
Genting BHD Warrants (b)	59,490	11,571

		308,462

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (3.13%)
ASML Holding NV	8,098	$711,837
Heineken NV	15,870	1,284,972
NXP Semiconductors NV (b)	24,792	2,158,639

		4,155,448

Spain (1.14%)
Banco Bilbao Vizcaya Argentaria SA	179,135	1,514,735

Sweden (1.96%)
Atlas Copco AB Class A	47,433	1,140,717
Investor AB B Shares	21,622	742,952
Sandvik AB	52,451	446,797
Volvo AB B Shares	28,107	269,241

		2,599,707

Switzerland (9.60%)
Compagnie Financiere Richemont SA Reg.	15,173	1,180,625
LafargeHolcim Ltd. Reg. (b)	14,449	757,417
Nestle SA Reg.	21,656	1,628,653
Novartis AG Reg.	40,170	3,692,098
Roche Holding AG	8,117	2,154,833
Swatch Group AG, The	2,096	777,344
Syngenta AG Reg.	3,632	1,163,732
UBS Group AG	74,760	1,382,172

		12,736,874

United Kingdom (15.87%)
ARM Holdings PLC	149,965	2,154,579
Auto Trader Group PLC (b) (c)	281,894	1,450,340
Diageo PLC	56,199	1,509,893
Domino’s Pizza Group PLC	168,013	2,260,696
Glencore PLC	159,374	221,221
GW Pharmaceuticals PLC ADR (b)	3,764	343,917
Hargreaves Lansdown PLC	128,371	2,347,688
Indivior PLC	69,229	237,781
Liberty Global PLC Series C (b)	80,579	3,305,351
Lloyds Banking Group PLC	1,354,280	1,541,794
Lonmin PLC (b)	1,719	424
Reckitt Benckiser Group PLC	11,791	1,069,276
Rightmove PLC	20,417	1,129,200
Rolls-Royce Holdings PLC	133,281	1,367,219
Shire PLC	21,040	1,438,335
Standard Chartered PLC	70,942	688,487

		21,066,201

United States (13.01%)
Endo International PLC (b)	42,235	2,926,041
Facebook Inc. Class A (b)	30,562	2,747,524
Freeport-McMoRan Inc.	38,316	371,281
Las Vegas Sands Corp.	35,842	1,360,922
MasterCard Inc. Class A	31,810	2,866,717
Norwegian Cruise Line Holdings Ltd. (b)	43,610	2,498,853
Priceline Group Inc., The (b)	2,279	2,818,804

	Shares	Value
Common Stocks (Cont.)
United States (Cont.)
Schlumberger Ltd.	14,580	$1,005,583
Wynn Resorts Ltd.	12,737	676,589

		17,272,314

Total Common Stocks
(cost $114,101,758)		125,111,801

Preferred Stocks (a) (0.25%)
Colombia (0.02%)
Grupo de Inversiones Suramericana	2,052	23,525

Germany (0.23%)
Volkswagen AG	2,819	309,660

Total Preferred Stocks
(cost $654,943)		333,185

Short-term Investments (6.16%)
State Street Institutional U.S. Government Money Market Fund (b)	8,185,083	8,185,083

Total Short-term Investments
(cost $8,185,083)		8,185,083

TOTAL INVESTMENTS (100.67%)
(cost $122,941,784)		133,630,069
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.67%)		(894,581)

NET ASSETS (100.00%)		$132,735,488

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $1,450,340 or 1.09% of net assets.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
United States Dollar	$45,790,859	34.27
Euro	30,006,361	22.45
British Pound	17,416,933	13.03
Swiss Franc	12,736,874	9.53
Japanese Yen	8,201,216	6.14
Canadian Dollar	5,199,775	3.89
Australian Dollar	4,329,122	3.24
Danish Krone	4,276,961	3.20
Swedish Krona	2,599,707	1.95
Hong Kong Dollar	2,216,694	1.66
Colombian Peso	547,105	0.41
Malaysian Ringgit	308,462	0.23

Total Investments	$133,630,069	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$35,525,289	26.76
Health Care	23,175,570	17.46
Information Technology	22,386,253	16.86
Financials	15,352,580	11.57
Industrials	12,423,239	9.36
Consumer Staples	10,682,425	8.05
Materials	4,894,047	3.69
Energy	1,005,583	0.76

Total Stocks	125,444,986	94.51
Short-term Investments	8,185,083	6.16
Liabilities, Net of Cash and Other Assets	(894,581)	(0.67)

Net Assets	$132,735,488	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (95.42%)
Consumer Discretionary (12.49%)
Advance Auto Parts Inc.	4,388	$831,657
Amazon.com Inc. (a) (b)	23,017	11,782,172
AutoNation Inc. (b)	4,556	265,068
AutoZone Inc. (b)	1,853	1,341,257
Bed Bath & Beyond Inc. (b)	10,271	585,652
Best Buy Co. Inc.	18,436	684,344
BorgWarner Inc.	13,566	564,210
Cablevision Systems Corp. Class A	13,359	433,767
CarMax Inc. (b)	12,545	744,169
Carnival Corp.	27,771	1,380,219
CBS Corp. Class B	26,671	1,064,173
Chipotle Mexican Grill Inc. (b)	1,862	1,341,106
Coach Inc.	16,566	479,254
Comcast Corp. Class A	127,039	7,225,978
Comcast Corp. Special Class A	22,066	1,263,058
Darden Restaurants Inc.	6,843	469,019
Delphi Automotive PLC	17,092	1,299,676
Discovery Communications Inc. Class A (b)	8,943	232,786
Discovery Communications Inc. Class C (b)	15,655	380,260
Dollar General Corp.	17,814	1,290,446
Dollar Tree Inc. (b)	14,092	939,373
DR Horton Inc.	19,571	574,605
Expedia Inc.	5,978	703,491
Ford Motor Co.	233,655	3,170,698
Fossil Group Inc. (b)	2,546	142,270
GameStop Corp. Class A	6,408	264,074
GAP Inc., The	14,268	406,638
Garmin Ltd.	7,281	261,242
General Motors Co.	86,457	2,595,439
Genuine Parts Co.	9,126	756,454
Goodyear Tire & Rubber Co., The	16,174	474,383
H&R Block Inc.	16,503	597,409
Hanesbrands Inc.	24,083	696,962
Harley-Davidson Inc.	12,535	688,172
Harman International Industries Inc.	4,266	409,493
Hasbro Inc.	6,717	484,564
Home Depot Inc., The	76,974	8,889,727
Interpublic Group of Companies Inc., The	24,759	473,640
Johnson Controls Inc.	39,262	1,623,876
Kohl’s Corp.	11,864	549,422
L Brands Inc.	15,435	1,391,157
Leggett & Platt Inc.	8,280	341,550
Lennar Corp. Class A	10,435	502,237
Lowe’s Companies Inc.	55,529	3,827,059
Macy’s Inc.	19,832	1,017,778
Marriott International Inc. Class A	11,965	816,013
Mattel Inc.	20,286	427,223
McDonald’s Corp.	56,594	5,576,207
Michael Kors Holdings Ltd. (b)	11,626	491,082
Mohawk Industries Inc. (b)	3,819	694,256
Netflix Inc. (b)	25,559	2,639,222
Newell Rubbermaid Inc.	16,111	639,768
News Corp. Class A	22,867	288,582
News Corp. Class B	6,468	82,920

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
NIKE Inc. Class B	40,670	$5,001,190
Nordstrom Inc.	8,454	606,236
Omnicom Group Inc.	14,648	965,303
O’Reilly Automotive Inc. (b)	5,968	1,492,000
Priceline Group Inc., The (b)	3,047	3,768,712
PulteGroup Inc.	19,293	364,059
PVH Corp.	4,958	505,419
Ralph Lauren Corp.	3,624	428,212
Ross Stores Inc.	24,810	1,202,541
Royal Caribbean Cruises Ltd.	10,307	918,251
Scripps Networks Interactive Class A	5,676	279,202
Signet Jewelers Ltd.	4,801	653,560
Staples Inc.	38,412	450,573
Starbucks Corp.	89,048	5,061,488
Starwood Hotels & Resorts Worldwide Inc.	10,246	681,154
Target Corp.	37,687	2,964,459
TEGNA Inc.	13,602	304,549
Tiffany & Co.	6,738	520,308
Time Warner Cable Inc.	17,005	3,050,187
Time Warner Inc.	49,000	3,368,750
TJX Companies Inc., The	40,454	2,889,225
Tractor Supply Co.	8,180	689,738
TripAdvisor Inc. (b)	6,712	422,990
Twenty-First Century Fox Inc. Class A	73,304	1,977,742
Twenty-First Century Fox Inc. Class B	25,870	700,301
Under Armour Inc. Class A (b)	10,805	1,045,708
Urban Outfitters Inc. (b)	5,895	173,195
VF Corp.	20,384	1,390,393
Viacom Inc. Class B	20,846	899,505
Walt Disney Co., The	93,059	9,510,630
Whirlpool Corp.	4,716	694,478
Wyndham Worldwide Corp.	7,198	517,536
Wynn Resorts Ltd.	4,889	259,704
Yum! Brands Inc.	25,926	2,072,784

		132,925,339

Consumer Staples (9.48%)
Altria Group Inc.	117,907	6,414,140
Archer-Daniels-Midland Co.	36,585	1,516,448
Brown-Forman Corp. Class B	6,371	617,350
Campbell Soup Co.	10,656	540,046
Clorox Co., The	7,725	892,469
Coca-Cola Co., The	234,769	9,418,932
Coca-Cola Enterprises Inc.	12,636	610,951
Colgate-Palmolive Co.	54,026	3,428,490
ConAgra Foods Inc.	25,944	1,050,991
Constellation Brands Inc. Class A	10,338	1,294,421
Costco Wholesale Corp.	26,350	3,809,420
CVS Health Corp.	66,864	6,451,039
Dr. Pepper Snapple Group Inc.	11,496	908,759
Estee Lauder Companies Inc. Class A, The	13,556	1,093,698
General Mills Inc.	35,943	2,017,481
Hershey Co., The	8,800	808,544
Hormel Foods Corp.	8,081	511,608

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
JM Smucker Co., The	6,183	$705,418
Kellogg Co.	15,294	1,017,816
Keurig Green Mountain Inc.	7,202	375,512
Kimberly-Clark Corp.	21,830	2,380,343
Kraft Heinz Co., The	35,703	2,519,918
Kroger Co., The	58,377	2,105,658
McCormick & Company Inc.	6,954	571,480
Mead Johnson Nutrition Co. Class A	12,144	854,938
Molson Coors Brewing Co. Class B	9,572	794,667
Mondelez International Inc. Class A	96,673	4,047,699
Monster Beverage Corp. (b)	9,136	1,234,639
PepsiCo Inc.	88,259	8,322,824
Philip Morris International Inc.	93,108	7,386,258
Procter & Gamble Co., The	162,661	11,701,832
Reynolds American Inc.	49,844	2,206,594
Sysco Corp.	33,191	1,293,453
Tyson Foods Inc. Class A	18,289	788,256
Walgreens Boots Alliance Inc.	52,522	4,364,578
Wal-Mart Stores Inc.	94,615	6,134,837
Whole Foods Market Inc.	21,482	679,905

		100,871,412

Energy (6.61%)
Anadarko Petroleum Corp.	30,454	1,839,120
Apache Corp.	22,610	885,408
Baker Hughes Inc.	26,062	1,356,266
Cabot Oil & Gas Corp.	24,799	542,106
Cameron International Corp. (b)	11,476	703,708
Chesapeake Energy Corp.	31,163	228,425
Chevron Corp.	113,044	8,916,911
Cimarex Energy Co.	5,617	575,630
Columbia Pipeline Group Inc.	19,029	348,040
ConocoPhillips	73,923	3,545,347
CONSOL Energy Inc.	13,975	136,955
Devon Energy Corp.	23,170	859,375
Diamond Offshore Drilling Inc.	3,811	65,930
Ensco PLC Class A	14,230	200,358
EOG Resources Inc.	32,912	2,395,994
EQT Corp.	9,135	591,674
Exxon Mobil Corp.	250,683	18,638,281
FMC Technologies Inc. (b)	13,845	429,195
Halliburton Co.	51,015	1,803,380
Helmerich & Payne Inc.	6,455	305,063
Hess Corp.	14,646	733,179
Kinder Morgan Inc.	108,000	2,989,440
Marathon Oil Corp.	40,468	623,207
Marathon Petroleum Corp.	32,221	1,492,799
Murphy Oil Corp.	10,031	242,750
National-Oilwell Varco Inc.	23,255	875,551
Newfield Exploration Co. (b)	9,761	321,137
Noble Energy Inc.	25,505	769,741
Occidental Petroleum Corp.	45,854	3,033,242
ONEOK Inc.	12,517	403,047
Phillips 66	28,748	2,208,996
Pioneer Natural Resources Co.	8,952	1,088,921
Range Resources Corp.	9,984	320,686
Schlumberger Ltd.	75,973	5,239,858

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Southwestern Energy Co. (b)	23,203	$294,446
Spectra Energy Corp.	40,251	1,057,394
Tesoro Corp.	7,382	717,826
Transocean Ltd.	20,634	266,591
Valero Energy Corp.	29,825	1,792,482
Williams Companies Inc., The	40,884	1,506,575

		70,345,034

Financials (15.78%)
ACE Ltd.	19,451	2,011,230
Affiliated Managers Group Inc. (b)	3,282	561,189
Aflac Inc.	26,014	1,512,194
Allstate Corp., The	24,019	1,398,867
American Express Co.	51,092	3,787,450
American International Group Inc.	77,570	4,407,527
American Tower Corp.	25,367	2,231,789
Ameriprise Financial Inc.	10,682	1,165,727
Aon PLC	16,892	1,496,800
Apartment Investment and Management Co.	9,393	347,729
Assurant Inc.	4,135	326,706
AvalonBay Communities Inc.	7,926	1,385,623
Bank of America Corp.	627,808	9,781,249
Bank of New York Mellon Corp.	66,497	2,603,358
BB&T Corp.	46,578	1,658,177
Berkshire Hathaway Inc. Class B (b)	112,536	14,674,694
BlackRock Inc.	7,695	2,289,032
Boston Properties Inc.	9,198	1,089,043
Capital One Financial Corp.	32,590	2,363,427
CBRE Group Inc. Class A (b)	17,396	556,672
Charles Schwab Corp., The	71,952	2,054,949
Chubb Corp., The	13,643	1,673,314
Cincinnati Financial Corp.	8,869	477,152
Citigroup Inc.	180,361	8,947,709
CME Group Inc.	20,262	1,879,098
Comerica Inc.	10,673	438,660
Crown Castle International Corp.	20,005	1,577,794
Discover Financial Services	26,134	1,358,707
E*TRADE Financial Corp. (b)	17,381	457,642
Equinix Inc.	3,413	933,114
Equity Residential	21,824	1,639,419
Essex Property Trust Inc.	3,919	875,583
Fifth Third Bancorp	48,561	918,289
Franklin Resources Inc.	23,385	871,325
General Growth Properties Inc.	35,065	910,638
Genworth Financial Inc. Class A (b)	29,430	135,967
Goldman Sachs Group Inc., The	24,148	4,195,956
Hartford Financial Services Group Inc., The	24,893	1,139,602
HCP Inc.	27,681	1,031,117
Host Hotels & Resorts Inc.	45,428	718,217
Hudson City Bancorp Inc.	29,387	298,866
Huntington Bancshares Inc.	48,477	513,856
Intercontinental Exchange Inc.	6,626	1,557,044
Invesco Ltd.	25,824	806,484
Iron Mountain Inc.	11,250	348,975
JPMorgan Chase & Co.	221,873	13,527,597

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
KeyCorp	50,861	$661,702
Kimco Realty Corp.	24,747	604,569
Legg Mason Inc.	6,582	273,877
Leucadia National Corp.	20,245	410,164
Lincoln National Corp.	15,171	720,016
Loews Corp.	17,237	622,945
M&T Bank Corp.	7,973	972,307
Macerich Co., The	8,086	621,167
Marsh & McLennan Companies Inc.	31,797	1,660,439
McGraw Hill Financial Inc.	16,410	1,419,465
MetLife Inc.	66,900	3,154,335
Moody’s Corp.	10,453	1,026,485
Morgan Stanley	91,393	2,878,880
Nasdaq Inc.	7,106	378,963
Navient Corp.	22,459	252,439
Northern Trust Corp.	13,153	896,508
People’s United Financial Inc.	18,789	295,551
Plum Creek Timber Co. Inc.	10,530	416,040
PNC Financial Services Group Inc.	30,859	2,752,623
Principal Financial Group Inc.	16,432	777,891
Progressive Corp., The	35,203	1,078,620
ProLogis Inc.	31,420	1,222,238
Prudential Financial Inc.	27,161	2,069,940
Public Storage	8,827	1,868,058
Realty Income Corp.	13,943	660,759
Regions Financial Corp.	80,363	724,071
Simon Property Group Inc.	18,573	3,412,232
SL Green Realty Corp.	5,971	645,823
State Street Corp.	24,458	1,643,822
SunTrust Banks Inc.	30,951	1,183,566
T. Rowe Price Group Inc.	15,361	1,067,590
Torchmark Corp.	6,990	394,236
Travelers Companies Inc., The	18,680	1,859,220
U.S. Bancorp	99,476	4,079,511
Unum Group	14,960	479,917
Ventas Inc.	19,962	1,119,070
Vornado Realty Trust	10,638	961,888
Wells Fargo & Co.	280,941	14,426,320
Welltower Inc.	21,047	1,425,303
Weyerhaeuser Co.	31,042	848,688
XL Group PLC	18,385	667,743
Zions Bancorporation	12,221	336,566

		167,907,104

Health Care (13.99%)
Abbott Laboratories	89,260	3,590,037
AbbVie Inc.	99,486	5,413,033
Aetna Inc.	20,937	2,290,717
Agilent Technologies Inc.	19,977	685,810
Alexion Pharmaceuticals Inc. (b)	13,567	2,121,743
Allergan PLC (b)	23,661	6,431,296
AmerisourceBergen Corp.	12,339	1,172,082
Amgen Inc.	45,586	6,305,456
Anthem Inc.	15,700	2,198,000
Baxalta Inc.	32,632	1,028,234
Baxter International Inc.	32,632	1,071,961
Becton, Dickinson and Co.	12,554	1,665,414

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Biogen Inc. (b)	14,104	$4,115,688
Boston Scientific Corp. (b)	80,382	1,319,069
Bristol-Myers Squibb Co.	100,210	5,932,432
C.R. Bard Inc.	4,452	829,452
Cardinal Health Inc.	19,627	1,507,746
Celgene Corp. (b)	47,378	5,124,878
Cerner Corp. (b)	18,361	1,100,926
Cigna Corp.	15,431	2,083,494
DaVita HealthCare Partners Inc. (b)	10,310	745,722
DENTSPLY International Inc.	8,424	426,002
Edwards Lifesciences Corp. (b)	6,449	916,854
Eli Lilly and Co.	58,552	4,900,217
Endo International PLC (b)	12,492	865,446
Express Scripts Holding Co. (b)	40,518	3,280,337
Gilead Sciences Inc.	88,112	8,651,717
HCA Holdings Inc. (b)	19,157	1,481,986
Henry Schein Inc. (b)	5,014	665,458
Humana Inc.	8,878	1,589,162
Intuitive Surgical Inc. (b)	2,210	1,015,672
Johnson & Johnson	166,117	15,507,022
Laboratory Corp. of America Holdings (b)	6,020	652,989
Mallinckrodt PLC (b)	7,014	448,475
McKesson Corp.	13,953	2,581,724
Medtronic PLC	84,828	5,678,386
Merck & Co. Inc.	169,389	8,366,123
Mylan NV (b)	24,680	993,617
Patterson Companies Inc.	5,056	218,672
PerkinElmer Inc.	6,808	312,896
Perrigo Co. PLC	8,770	1,379,258
Pfizer Inc.	370,252	11,629,615
Quest Diagnostics Inc.	8,612	529,380
Regeneron Pharmaceuticals Inc. (b)	4,638	2,157,319
St. Jude Medical Inc.	16,795	1,059,597
Stryker Corp.	19,010	1,788,841
Tenet Healthcare Corp. (b)	5,954	219,822
Thermo Fisher Scientific Inc.	23,866	2,918,334
UnitedHealth Group Inc.	57,288	6,645,981
Universal Health Services Inc. Class B	5,466	682,211
Varian Medical Systems Inc. (b)	5,984	441,500
Vertex Pharmaceuticals Inc. (b)	14,615	1,522,006
Waters Corp. (b)	4,958	586,085
Zimmer Biomet Holdings Inc.	10,230	960,904
Zoetis Inc.	27,536	1,133,932

		148,940,730

Industrials (9.60%)
3M Co.	37,496	5,315,811
ADT Corp., The	10,271	307,103
Allegion PLC	5,777	333,102
American Airlines Group Inc.	40,260	1,563,296
AMETEK Inc.	14,481	757,646
Boeing Co., The	38,389	5,027,040
Caterpillar Inc.	36,193	2,365,574
CH Robinson Worldwide Inc.	8,498	575,994
Cintas Corp.	5,353	459,020
CSX Corp.	59,236	1,593,448

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Cummins Inc.	9,966	$1,082,108
Danaher Corp.	35,734	3,044,894
Deere & Co.	18,727	1,385,798
Delta Air Lines Inc.	47,718	2,141,107
Dover Corp.	9,382	536,463
Dun & Bradstreet Corp.	2,201	231,105
Eaton Corp. PLC	28,006	1,436,708
Emerson Electric Co.	39,397	1,740,165
Equifax Inc.	7,136	693,476
Expeditors International of Washington Inc.	11,469	539,616
Fastenal Co.	17,390	636,648
FedEx Corp.	15,806	2,275,748
Flowserve Corp.	8,112	333,728
Fluor Corp.	8,840	374,374
General Dynamics Corp.	18,183	2,508,345
General Electric Co.	605,275	15,265,036
Honeywell International Inc.	46,868	4,437,931
Illinois Tool Works Inc.	19,775	1,627,680
Ingersoll-Rand PLC	15,872	805,821
J.B. Hunt Transport Services Inc.	5,521	394,199
Jacobs Engineering Group Inc. (b)	7,393	276,720
Joy Global Inc.	5,915	88,311
Kansas City Southern	6,628	602,353
L-3 Communications Holdings Inc.	4,827	504,518
Lockheed Martin Corp.	16,042	3,325,667
Masco Corp.	20,841	524,776
Nielsen Holdings PLC	22,130	984,121
Norfolk Southern Corp.	18,108	1,383,451
Northrop Grumman Corp.	11,252	1,867,269
PACCAR Inc.	21,273	1,109,812
Parker Hannifin Corp.	8,315	809,050
Pentair PLC	10,799	551,181
Pitney Bowes Inc.	11,812	234,468
Precision Castparts Corp.	8,288	1,903,836
Quanta Services Inc. (b)	12,249	296,548
Raytheon Co.	18,296	1,999,021
Republic Services Inc.	14,429	594,475
Robert Half International Inc.	8,099	414,345
Rockwell Automation Inc.	8,071	818,964
Rockwell Collins Inc.	7,931	649,073
Roper Technologies Inc.	6,027	944,431
Ryder System Inc.	3,233	239,371
Snap-on Inc.	3,497	527,837
Southwest Airlines Co.	39,516	1,503,189
Stanley Black & Decker Inc.	9,217	893,865
Stericycle Inc. (b)	5,100	710,481
Textron Inc.	16,647	626,593
Tyco International PLC	25,244	844,664
Union Pacific Corp.	52,093	4,605,542
United Continental Holdings Inc. (b)	22,671	1,202,697
United Parcel Service Inc. Class B	41,917	4,136,789
United Rentals Inc. (b)	5,814	349,131
United Technologies Corp.	49,762	4,428,320
W.W. Grainger Inc.	3,641	782,851
Waste Management Inc.	25,238	1,257,105

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Xylem Inc.	10,931	$359,083

		102,138,892

Information Technology (19.48%)
Accenture PLC Class A	37,548	3,689,467
Activision Blizzard Inc.	30,036	927,812
Adobe Systems Inc. (b)	29,854	2,454,596
Akamai Technologies Inc. (b)	10,706	739,356
Alliance Data Systems Corp. (b)	3,721	963,665
Altera Corp.	18,053	904,094
Amphenol Corp. Class A	18,522	943,881
Analog Devices Inc.	18,799	1,060,452
Apple Inc.	342,444	37,771,573
Applied Materials Inc.	72,018	1,057,944
Autodesk Inc. (b)	13,650	602,511
Automatic Data Processing Inc.	27,993	2,249,517
Avago Technologies Ltd.	15,613	1,951,781
Broadcom Corp. Class A	33,554	1,725,682
CA Inc.	18,981	518,181
Cisco Systems Inc.	305,338	8,015,122
Citrix Systems Inc. (b)	9,611	665,850
Cognizant Technology Solutions Corp. Class A (b)	36,605	2,291,839
Computer Sciences Corp.	8,255	506,692
Corning Inc.	73,661	1,261,076
eBay Inc. (b)	67,293	1,644,641
Electronic Arts Inc. (b)	18,643	1,263,063
EMC Corp.	115,416	2,788,451
F5 Networks Inc. (b)	4,313	499,445
Facebook Inc. Class A (b)	135,552	12,186,125
Fidelity National Information Services Inc.	16,996	1,140,092
First Solar Inc. (b)	4,422	189,040
Fiserv Inc. (b)	14,068	1,218,429
FLIR Systems Inc.	8,302	232,373
Google Inc. Class A (b)	17,398	11,106,361
Google Inc. Class C (b)	17,751	10,800,063
Harris Corp.	7,389	540,505
Hewlett-Packard Co.	108,306	2,773,717
Intel Corp.	284,909	8,587,157
International Business Machines Corp.	54,074	7,839,108
Intuit Inc.	16,528	1,466,860
Juniper Networks Inc.	21,069	541,684
KLA-Tencor Corp.	9,482	474,100
Lam Research Corp.	9,493	620,178
Linear Technology Corp.	14,358	579,345
MasterCard Inc. Class A	59,969	5,404,406
Microchip Technology Inc.	12,687	546,683
Micron Technology Inc. (b)	64,592	967,588
Microsoft Corp.	480,749	21,277,951
Motorola Solutions Inc.	9,541	652,414
NetApp Inc.	17,985	532,356
NVIDIA Corp.	30,644	755,375
Oracle Corp.	195,327	7,055,211
Paychex Inc.	19,320	920,212

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
PayPal Holdings Inc. (b)	66,649	$2,068,785
Qorvo Inc. (b)	8,960	403,648
QUALCOMM Inc.	94,400	5,072,112
Red Hat Inc. (b)	10,992	790,105
salesforce.com inc. (b)	37,178	2,581,269
SanDisk Corp.	12,252	665,651
Seagate Technology PLC	18,121	811,821
Skyworks Solutions Inc.	11,458	964,878
Symantec Corp.	40,814	794,649
TE Connectivity Ltd.	24,137	1,445,565
Teradata Corp. (b)	8,457	244,915
Texas Instruments Inc.	61,664	3,053,601
Total System Services Inc.	10,157	461,433
VeriSign Inc. (b)	5,995	423,007
Visa Inc. Class A	117,144	8,160,251
Western Digital Corp.	13,843	1,099,688
Western Union Co.	30,960	568,426
Xerox Corp.	60,361	587,313
Xilinx Inc.	15,505	657,412
Yahoo! Inc. (b)	51,949	1,501,846

		207,260,399

Materials (2.68%)
Air Products & Chemicals Inc.	11,589	1,478,524
Airgas Inc.	4,075	364,020
Alcoa Inc.	78,625	759,518
Avery Dennison Corp.	5,526	312,606
Ball Corp.	8,266	514,145
CF Industries Holdings Inc.	14,135	634,662
Dow Chemical Co., The	69,576	2,950,022
E.I. du Pont de Nemours & Co.	54,275	2,616,055
Eastman Chemical Co.	8,933	578,144
Ecolab Inc.	15,955	1,750,583
FMC Corp.	8,007	271,517
Freeport-McMoRan Inc.	62,357	604,239
International Flavors & Fragrances Inc.	4,850	500,811
International Paper Co.	25,031	945,921
LyondellBasell Industries NV Class A	22,355	1,863,513
Martin Marietta Materials Inc.	4,015	610,079
Monsanto Co.	28,114	2,399,249
Mosaic Co., The	20,213	628,826
Newmont Mining Corp.	31,708	509,548
Nucor Corp.	19,135	718,519
Owens-Illinois Inc. (b)	9,758	202,186
PPG Industries Inc.	16,300	1,429,347
Praxair Inc.	17,175	1,749,446
Sealed Air Corp.	12,355	579,202
Sherwin-Williams Co., The	4,749	1,057,982
Sigma-Aldrich Corp.	7,161	994,806
Vulcan Materials Co.	7,954	709,497
WestRock Co.	15,633	804,162

		28,537,129

Telecommunication Services (2.31%)
AT&T Inc.	369,267	12,030,719
CenturyLink Inc.	33,801	849,081

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Frontier Communications Corp.	69,573	$330,472
Level 3 Communications Inc. (b)	17,318	756,623
Verizon Communications Inc.	244,022	10,617,397

		24,584,292

Utilities (3.00%)
AES Corp., The	40,917	400,578
AGL Resources Inc.	7,204	439,732
Ameren Corp.	14,548	614,944
American Electric Power Company Inc.	29,375	1,670,262
CenterPoint Energy Inc.	25,794	465,324
CMS Energy Corp.	16,548	584,475
Consolidated Edison Inc.	17,560	1,173,886
Dominion Resources Inc.	35,583	2,504,332
DTE Energy Co.	10,752	864,138
Duke Energy Corp.	41,462	2,982,776
Edison International	19,535	1,232,072
Entergy Corp.	10,764	700,736
Eversource Energy	19,045	964,058
Exelon Corp.	51,637	1,533,619
FirstEnergy Corp.	25,303	792,237
NextEra Energy Inc.	27,651	2,697,355
NiSource Inc.	19,078	353,897
NRG Energy Inc.	20,175	299,599
Pepco Holdings Inc.	15,158	367,127
PG&E Corp.	29,342	1,549,258
Pinnacle West Capital Corp.	6,641	425,954
PPL Corp.	40,057	1,317,475
Public Service Enterprise Group Inc.	30,330	1,278,713
SCANA Corp.	8,569	482,092
Sempra Energy	14,135	1,367,137
Southern Co.	54,456	2,434,183
TECO Energy Inc.	13,797	362,309
WEC Energy Group Inc.	18,900	986,958
Xcel Energy Inc.	30,393	1,076,216

		31,921,442

Total Common Stocks
(cost $641,462,009)		1,015,431,773

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Short-term Investments (4.40%)
State Street Institutional U.S. Government Money Market Fund (b)	46,821,705	$46,821,705

Total Short-term Investments
(cost $46,821,705)		46,821,705

TOTAL INVESTMENTS (99.82%)
(cost $688,283,714)		1,062,253,478
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.18%)		1,862,796

NET ASSETS (100.00%)		$1,064,116,274

(a)	At September 30, 2015, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(b)	Non-income producing security.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	508	December 2015	$49,115,690	$48,480,980	($634,710)

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (97.10%)
Consumer Discretionary (14.10%)
1-800-FLOWERS.COM Inc. (a)	5,915	$53,826
2U Inc. (a)	5,849	209,979
Abercrombie & Fitch Co. Class A	16,900	358,111
AMC Entertainment Holdings Inc. Class A	5,003	126,026
American Axle & Manufacturing Holdings Inc. (a)	18,330	365,500
American Eagle Outfitters Inc.	47,500	742,425
American Public Education Inc. (a)	4,255	99,780
America’s Car-Mart Inc. (a)	2,000	66,180
Apollo Education Group Inc. (a)	22,900	253,274
Arctic Cat Inc.	3,269	72,506
Asbury Automotive Group Inc. (a)	6,588	534,616
Ascena Retail Group Inc. (a)	41,669	579,616
Ascent Capital Group LLC Class A (a)	3,100	84,878
Barnes & Noble Education Inc. (a)	7,796	99,087
Barnes & Noble Inc.	12,337	149,401
Bassett Furniture Industries Inc.	2,600	72,410
Beazer Homes USA Inc. (a)	7,929	105,694
bebe stores inc.	9,200	8,650
Belmond Ltd. Class A (a)	23,503	237,615
Big 5 Sporting Goods Corp.	4,219	43,793
Big Lots Inc.	12,030	576,478
Biglari Holdings Inc. (a)	404	147,759
BJ’s Restaurants Inc. (a)	5,236	225,305
Black Diamond Inc. (a)	5,239	32,901
Bloomin’ Brands Inc.	30,041	546,145
Blue Nile Inc. (a)	2,756	92,436
Bob Evans Farms Inc.	5,377	233,093
Bojangles’ Inc. (a)	1,994	33,699
Boot Barn Holdings Inc (a)	2,947	54,313
Boyd Gaming Corp. (a)	19,204	313,025
Bravo Brio Restaurant Group Inc. (a)	3,615	40,741
Bridgepoint Education Inc. (a)	4,363	33,246
Bright Horizons Family Solutions Inc. (a)	9,108	585,098
Buckle Inc., The	6,749	249,511
Buffalo Wild Wings Inc. (a)	4,596	889,004
Build-A-Bear Workshop Inc. (a)	3,700	69,893
Burlington Stores Inc. (a)	18,255	931,735
Caesars Acquisition Co. Class A (a)	11,300	80,230
Caesars Entertainment Corp. (a)	12,700	74,803
Caleres Inc.	10,605	323,771
Callaway Golf Co.	18,613	155,419
Cambium Learning Group Inc. (a)	3,100	14,787
Capella Education Co.	3,005	148,808
Career Education Corp. (a)	16,995	63,901
Carmike Cinemas Inc. (a)	6,100	122,549
Carriage Services Inc.	4,000	86,360
Carrols Restaurant Group Inc. (a)	8,700	103,530
Cato Corp. Class A	6,344	215,886
Cavco Industries Inc. (a)	2,042	139,040
Central European Media Enterprises Ltd. Class A (a)	19,051	41,150
Century Communities Inc. (a)	3,747	74,378
Cheesecake Factory Inc., The	11,813	637,429
Chegg Inc. (a)	18,253	131,604
Cherokee Inc. (a)	2,100	32,592

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Chico’s FAS Inc.	34,800	$547,404
Children’s Place Inc., The	4,956	285,813
Christopher & Banks Corp. (a)	9,000	9,990
Churchill Downs Inc.	3,245	434,213
Chuy’s Holdings Inc. (a)	4,038	114,679
Citi Trends Inc.	3,800	88,844
ClubCorp Holdings Inc.	10,641	228,356
Collectors Universe Inc.	1,700	25,636
Columbia Sportswear Co.	6,996	411,295
Conn’s Inc. (a)	6,592	158,472
Container Store Group Inc., The (a)	3,526	49,646
Cooper Tire & Rubber Co.	13,947	551,046
Cooper-Standard Holding Inc. (a)	3,360	194,880
Core-Mark Holding Company Inc.	5,556	363,640
Cracker Barrel Old Country Store Inc.	4,682	689,565
Crocs Inc. (a)	18,652	241,077
Crown Media Holdings Inc. (a)	7,262	38,852
CSS Industries Inc.	2,118	55,788
Culp Inc.	2,600	83,382
Cumulus Media Inc. Class A (a)	36,350	25,583
Daily Journal Corp. (a)	263	48,971
Dana Holding Corp.	39,573	628,419
Dave & Buster’s Entertainment Inc. (a)	5,493	207,800
Deckers Outdoor Corp. (a)	7,933	460,590
Del Frisco’s Restaurant Group Inc. (a)	5,863	81,437
Denny’s Corp. (a)	20,453	225,597
Destination XL Group Inc. (a)	8,374	48,653
DeVry Education Group Inc.	15,500	421,755
Diamond Resorts International Inc. (a)	10,125	236,824
DineEquity Inc.	4,175	382,680
Dorman Products Inc. (a)	6,500	330,785
DreamWorks Animation SKG Inc. Class A (a)	18,400	321,080
Drew Industries Inc.	5,919	323,237
E.W. Scripps Co. Class A, The	14,460	255,508
El Pollo Loco Holdings Inc. (a)	3,237	34,895
Eldorado Resorts Inc. (a)	6,800	61,336
Empire Resorts Inc. (a)	3,700	15,577
Entercom Communications Corp. Class A (a)	5,869	59,629
Entravision Communications Corp. Class A	15,545	103,219
Eros International PLC (a)	6,900	187,611
Escalade Inc.	2,500	39,500
Ethan Allen Interiors Inc.	6,122	161,682
Etsy Inc. (a)	4,800	65,712
EVINE Live Inc. (a)	11,700	30,654
Express Inc. (a)	20,562	367,443
Federal-Mogul Holdings Corp. (a)	7,200	49,176
Fenix Parts Inc. (a)	3,300	22,044
Fiesta Restaurant Group Inc. (a)	6,500	294,905
Finish Line Inc. Class A, The	11,206	216,276
Five Below Inc. (a)	13,190	442,920
Flexsteel Industries Inc.	1,516	47,375
Fogo De Chao Inc. (a)	1,224	19,094
Fox Factory Holding Corp. (a)	4,047	68,232
Francesca’s Holdings Corp. (a)	10,260	125,480

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Fred’s Inc. Class A	8,840	$104,754
FTD Companies Inc. (a)	4,251	126,680
Genesco Inc. (a)	5,832	332,832
Gentherm Inc. (a)	8,719	391,657
G-III Apparel Group Ltd. (a)	9,656	595,389
Global Eagle Entertainment Inc. (a)	11,214	128,737
Grand Canyon Education Inc. (a)	11,433	434,340
Gray Television Inc. (a)	15,318	195,458
Green Brick Partners Inc. (a)	5,247	56,825
Group 1 Automotive Inc.	5,649	481,012
Guess? Inc.	15,200	324,672
Habit Restaurants Inc., The Class A (a)	2,739	58,642
Harte-Hanks Inc.	12,400	43,772
Haverty Furniture Companies Inc.	5,035	118,222
Helen of Troy Ltd. (a)	6,968	622,242
Hemisphere Media Group Inc. (a)	2,100	28,560
Hibbett Sports Inc. (a)	6,012	210,480
Hooker Furniture Corp.	2,600	61,204
Horizon Global Corp. (a)	4,462	39,355
Houghton Mifflin Harcourt Co. (a)	33,197	674,231
Hovnanian Enterprises Inc. Class A (a)	29,924	52,965
HSN Inc.	7,900	452,196
Iconix Brand Group Inc. (a)	11,534	155,940
IMAX Corp. (a)	14,653	495,125
Installed Building Products Inc. (a)	4,815	121,723
International Speedway Corp. Class A	6,885	218,392
Interval Leisure Group Inc.	9,500	174,420
Intrawest Resorts Holdings Inc. (a)	4,339	37,576
iRobot Corp. (a)	7,000	203,980
Isle of Capri Casinos Inc. (a)	5,109	89,101
J. Alexander’s Holdings Inc. (a)	3,368	33,579
Jack in the Box Inc.	9,047	696,981
JAKKS Pacific Inc. (a)	4,527	38,570
Jamba Inc. (a)	3,395	48,379
Johnson Outdoors Inc. Class A	1,230	25,953
Journal Media Group Inc.	5,933	44,498
K12 Inc. (a)	8,473	105,404
KB Home	19,815	268,493
Kirkland’s Inc.	4,200	90,468
Kona Grill Inc. (a)	2,000	31,500
Krispy Kreme Doughnuts Inc. (a)	15,706	229,779
La Quinta Holdings Inc. (a)	22,718	358,490
Lands’ End Inc. (a)	4,100	110,741
La-Z-Boy Inc.	12,422	329,928
LGI Homes Inc. (a)	3,594	97,721
Libbey Inc.	5,323	173,583
Liberty Tax Inc.	1,400	32,606
Liberty TripAdvisor Holdings Inc. Class A (a)	18,200	403,494
LifeLock Inc. (a)	22,899	200,595
Lifetime Brands Inc.	2,381	33,286
Lithia Motors Inc. Class A	5,539	598,821
Loral Space & Communications Inc. (a)	3,100	145,948
Lumber Liquidators Holdings Inc. (a)	6,474	85,068
M.D.C. Holdings Inc.	9,547	249,940
M/I Homes Inc. (a)	6,065	143,013
Malibu Boats Inc. Class A (a)	4,340	60,673

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Marcus Corp., The	4,437	$85,812
Marine Products Corp.	2,692	18,682
MarineMax Inc. (a)	6,231	88,044
Marriott Vacations Worldwide Corp.	6,308	429,827
Martha Stewart Living Omnimedia Inc. Class A (a)	6,778	40,397
Mattress Firm Holding Corp. (a)	5,000	208,800
MCBC Holdings Inc. (a)	1,695	21,967
MDC Partners Inc. Class A	10,689	196,998
Media General Inc. (a)	23,299	325,953
Men’s Wearhouse Inc., The	11,758	499,950
Meredith Corp.	8,888	378,451
Meritage Homes Corp. (a)	9,552	348,839
Metaldyne Performance Group Inc.	2,863	60,152
Modine Manufacturing Co. (a)	11,620	91,449
Monarch Casino & Resort Inc. (a)	2,666	47,908
Monro Muffler Brake Inc.	7,802	527,025
Morgans Hotel Group Co. (a)	6,186	20,538
Motorcar Parts of America Inc. (a)	4,500	141,030
Movado Group Inc.	3,839	99,161
NACCO Industries Inc. Class A	948	45,077
National CineMedia Inc.	14,872	199,582
Nautilus Inc. (a)	7,700	115,500
New Home Company Inc., The (a)	2,341	30,316
New Media Investment Group Inc.	11,104	171,668
New York Times Co. Class A, The	33,352	393,887
Nexstar Broadcasting Group Inc. Class A	7,684	363,837
Noodles & Company (a)	3,429	48,555
NutriSystem Inc.	6,907	183,174
Ollie’s Bargain Outlet Holdings Inc. (a)	2,491	40,279
Outerwall Inc.	4,435	252,485
Overstock.com Inc. (a)	2,899	49,747
Oxford Industries Inc.	3,547	262,052
Papa John’s International Inc.	6,998	479,223
Papa Murphy’s Holdings Inc. (a)	2,200	32,296
Party City Holdco Inc. (a)	6,033	96,347
Penn National Gaming Inc. (a)	19,400	325,532
Pep Boys-Manny, Moe & Jack, The (a)	13,227	161,237
Performance Sports Group Ltd. (a)	10,945	146,882
Perry Ellis International Inc. (a)	3,140	68,954
PetMed Express Inc.	4,600	74,060
Pier 1 Imports Inc.	21,889	151,034
Pinnacle Entertainment Inc. (a)	14,748	499,072
Planet Fitness Inc. Class A (a)	3,768	64,584
Pool Corp.	10,570	764,211
Popeyes Louisiana Kitchen Inc. (a)	5,641	317,927
Potbelly Corp. (a)	5,250	57,802
Reading International Inc. Class A (a)	4,300	54,481
Red Robin Gourmet Burgers Inc. (a)	3,474	263,121
Regis Corp. (a)	9,875	129,362
Remy International Inc.	6,906	202,000
Rent-A-Center Inc.	12,828	311,079
Rentrak Corp. (a)	3,125	168,969
Restoration Hardware Holdings Inc. (a)	8,100	755,811
Ruby Tuesday Inc. (a)	14,711	91,355
Ruth’s Hospitality Group Inc.	8,385	136,172

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Ryland Group Inc., The	11,389	$465,013
Saga Communications Inc. Class A	896	30,115
Scholastic Corp.	6,491	252,889
Scientific Games Corp. Class A (a)	12,146	126,926
SeaWorld Entertainment Inc.	16,600	295,646
Select Comfort Corp. (a)	12,653	276,848
Sequential Brands Group Inc. (a)	6,100	88,267
SFX Entertainment Inc. (a)	10,927	5,572
Shake Shack Inc. Class A (a)	1,438	68,161
Shoe Carnival Inc.	3,525	83,895
Shutterfly Inc. (a)	9,200	328,900
Sinclair Broadcast Group Inc. Class A	16,113	407,981
Sizmek Inc. (a)	5,297	31,729
Skullcandy Inc. (a)	5,466	30,227
Smith & Wesson Holding Corp. (a)	13,069	220,474
Sonic Automotive Inc.	7,997	163,299
Sonic Corp.	12,646	290,226
Sotheby’s	15,050	481,299
Speedway Motorsports Inc.	2,854	51,515
Sportsman’s Warehouse Holdings Inc. (a)	4,382	53,986
Stage Stores Inc.	7,607	74,853
Standard Motor Products Inc.	4,700	163,936
Standard Pacific Corp. (a)	35,900	287,200
Stein Mart Inc.	7,123	68,951
Steiner Leisure Ltd. (a)	3,096	195,605
Steven Madden Ltd. (a)	13,690	501,328
Stoneridge Inc. (a)	6,400	78,976
Strattec Security Corp.	900	56,754
Strayer Education Inc. (a)	2,720	149,518
Sturm, Ruger & Company Inc.	4,500	264,105
Superior Industries International Inc.	5,941	110,978
Superior Uniform Group Inc.	1,800	32,274
Systemax Inc. (a)	2,500	18,725
Taylor Morrison Home Corp. Class A (a)	7,900	147,414
Tenneco Inc. (a)	14,913	667,655
Texas Roadhouse Inc. Class A	17,004	632,549
Tile Shop Holdings Inc., The (a)	6,900	82,662
Tilly’s Inc. Class A (a)	2,300	16,928
Time Inc.	26,600	506,730
Tower International Inc. (a)	5,095	121,057
Townsquare Media Inc. (a)	1,400	13,678
Travelport Worldwide Ltd.	25,610	338,564
TRI Pointe Group Inc. (a)	39,330	514,830
Tribune Publishing Co.	6,400	50,176
Tuesday Morning Corp. (a)	10,689	57,827
Tumi Holdings Inc. (a)	13,638	240,302
Unifi Inc. (a)	3,500	104,335
Universal Electronics Inc. (a)	3,870	162,656
Universal Technical Institute Inc.	5,681	19,940
Vail Resorts Inc.	8,826	923,906
Vera Bradley Inc. (a)	5,547	69,948
Vince Holding Corp. (a)	3,827	13,127
Vitamin Shoppe Inc. (a)	7,223	235,759
VOXX International Corp. (a)	4,804	35,646

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Wayfair Inc. Class A (a)	4,867	$170,637
WCI Communities Inc. (a)	3,793	85,836
Weight Watchers International Inc. (a)	6,800	43,384
West Marine Inc. (a)	4,800	42,144
Weyco Group Inc.	1,700	45,968
William Lyon Homes Class A (a)	4,800	98,880
Wingstop Inc. (a)	1,619	38,824
Winmark Corp.	575	59,179
Winnebago Industries Inc.	6,719	128,669
Wolverine World Wide Inc.	25,030	541,649
World Wrestling Entertainment Inc.	7,479	126,395
Zagg Inc. (a)	7,200	48,888
Zoe’s Kitchen Inc. (a)	4,700	185,603
Zulily Inc. Class A (a)	15,900	276,660
Zumiez Inc. (a)	5,266	82,308

		58,241,773

Consumer Staples (3.26%)
Alico Inc.	885	35,922
Amplify Snack Brands Inc. (a)	3,641	38,995
Andersons Inc., The	6,810	231,946
Arcadia Biosciences Inc. (a)	1,900	5,795
B&G Foods Inc. Class A	14,093	513,690
Boston Beer Co. Inc. (a)	2,180	459,130
Boulder Brands Inc. (a)	13,200	108,108
Calavo Growers Inc.	3,604	160,883
Cal-Maine Foods Inc.	7,600	415,036
Casey’s General Stores Inc.	9,400	967,448
Castle Brands Inc. (a)	16,200	21,384
Central Garden & Pet Co. Class A (a)	10,673	171,942
Chefs’ Warehouse Inc., The (a)	4,800	67,968
Coca-Cola Bottling Co. Consolidated	1,155	223,354
Craft Brew Alliance Inc. (a)	2,569	20,475
Darling Ingredients Inc. (a)	40,094	450,657
Dean Foods Co.	23,100	381,612
Diamond Foods Inc. (a)	6,400	197,504
Elizabeth Arden Inc. (a)	6,403	74,851
Fairway Group Holdings Corp. (a)	3,894	4,089
Farmer Brothers Co. (a)	1,731	47,170
Fresh Del Monte Produce Inc.	8,100	320,031
Fresh Market Inc., The (a)	10,600	239,454
Freshpet Inc. (a)	4,999	52,490
HRG Group Inc. (a)	19,086	223,879
Ingles Markets Inc. Class A	3,305	158,078
Inter Parfums Inc.	4,216	104,599
Inventure Foods Inc. (a)	4,200	37,296
J&J Snack Foods Corp.	3,642	413,950
John B. Sanfilippo & Son Inc.	2,000	102,520
Lancaster Colony Corp.	4,514	440,025
Landec Corp. (a)	6,700	78,189
Lifeway Foods Inc. (a)	1,100	11,528
Limoneira Co.	2,967	49,638
Medifast Inc. (a)	2,619	70,346
MGP Ingredients Inc.	2,600	41,626
National Beverage Corp. (a)	2,580	79,283

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Natural Grocers by Vitamin Cottage Inc. (a)	2,202	$49,963
Natural Health Trends Corp.	1,900	62,092
Nature’s Sunshine Products Inc.	2,767	33,149
Nutraceutical International Corp. (a)	2,000	47,220
Oil-Dri Corporation of America	1,200	27,480
Omega Protein Corp. (a)	5,580	94,693
Orchids Paper Products Co.	2,000	52,200
Post Holdings Inc. (a)	14,949	883,486
PriceSmart Inc.	4,700	363,498
Revlon Inc. Class A (a)	2,700	79,515
Sanderson Farms Inc.	5,445	373,364
Seaboard Corp. (a)	64	197,056
Seneca Foods Corp. Class A (a)	2,101	55,361
Smart & Final Stores Inc. (a)	5,867	92,171
Snyder’s-Lance Inc.	11,742	396,058
SpartanNash Co.	9,266	239,526
SUPERVALU Inc. (a)	63,500	455,930
Synutra International Inc. (a)	4,500	21,375
Tootsie Roll Industries Inc.	4,313	134,954
TreeHouse Foods Inc. (a)	10,366	806,371
United Natural Foods Inc. (a)	12,146	589,202
Universal Corp.	5,505	272,883
USANA Health Sciences Inc. (a)	1,327	177,858
Vector Group Ltd.	20,996	474,715
Village Super Market Inc. Class A	1,928	45,520
WD-40 Co.	3,562	317,267
Weis Markets Inc.	2,796	116,733

		13,480,531

Energy (2.84%)
Abraxas Petroleum Corp. (a)	23,168	29,655
Adams Resources & Energy Inc.	500	20,500
Alon USA Energy Inc.	7,600	137,332
Approach Resources Inc. (a)	7,992	14,945
Ardmore Shipping Corp.	4,500	54,360
Atwood Oceanics Inc.	15,700	232,517
Basic Energy Services Inc. (a)	10,300	33,990
Bill Barrett Corp. (a)	12,674	41,824
Bonanza Creek Energy Inc. (a)	12,039	48,999
Bristow Group Inc.	8,423	220,346
C&J Energy Services Ltd. (a)	13,629	47,974
Callon Petroleum Co. (a)	15,994	116,596
CARBO Ceramics Inc.	4,600	87,354
Carrizo Oil & Gas Inc. (a)	12,437	379,826
Clayton Williams Energy Inc. (a)	1,449	56,236
Clean Energy Fuels Corp. (a)	17,555	78,998
Cloud Peak Energy Inc. (a)	15,284	40,197
Contango Oil & Gas Co. (a)	4,249	32,292
Delek US Holdings Inc.	13,900	385,030
DHT Holdings Inc.	21,900	162,498
Dorian LPG Ltd. (a)	6,100	62,891
Earthstone Energy Inc. (a)	600	9,120
Eclipse Resources Corp. (a)	11,600	22,620
Energy Fuels, Inc. (a)	10,500	30,555
Energy XXI Ltd.	23,353	24,522
Era Group Inc. (a)	5,000	74,850

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Erin Energy Corp. (a)	3,300	$12,936
Evolution Petroleum Corp.	6,708	37,229
EXCO Resources Inc.	37,550	28,162
Exterran Holdings Inc.	16,845	303,210
Fairmount Santrol Holdings Inc. (a)	15,558	42,007
Forum Energy Technologies Inc. (a)	14,257	174,078
Frontline Ltd. (a)	26,166	70,387
GasLog Ltd.	9,809	94,363
Gastar Exploration Inc. (a)	21,162	24,336
Gener8 Maritime Inc. (a)	3,476	38,062
Geospace Technologies Corp. (a)	3,300	45,573
Green Plains Inc.	9,100	177,086
GulfMark Offshore Inc. Class A	5,899	36,043
Halcon Resources Corp. (a)	88,995	47,167
Hallador Energy Co.	2,837	19,717
Helix Energy Solutions Group Inc. (a)	25,620	122,720
Hornbeck Offshore Services Inc. (a)	7,734	104,641
Independence Contract Drilling Inc. (a)	4,054	20,189
ION Geophysical Corp. (a)	32,713	12,758
Isramco Inc. (a)	222	22,053
Jones Energy Inc. Class A (a)	6,959	33,334
Key Energy Services Inc. (a)	32,505	15,277
Magnum Hunter Resources Corp. (a)	49,079	16,687
Magnum Hunter Resources Corp. Warrants (a) (b)	4,267	0
Matador Resources Co. (a)	17,738	367,886
Matrix Service Co. (a)	6,200	139,314
McDermott International Inc. (a)	57,900	248,970
Natural Gas Services Group (a)	3,100	59,830
Navios Maritime Acquisition Corp.	20,400	71,808
Newpark Resources Inc. (a)	20,957	107,300
Nordic American Offshore Ltd.	4,600	27,600
Nordic American Tankers Ltd.	21,654	329,141
North Atlantic Drilling Ltd.	17,291	13,314
Northern Oil and Gas Inc. (a)	15,095	66,720
Oasis Petroleum Inc. (a)	33,800	293,384
Oil States International Inc. (a)	12,500	326,625
Pacific Ethanol Inc. (a)	7,735	50,200
Panhandle Oil & Gas Inc.	4,126	66,676
Par Petroleum Corp. (a)	3,900	81,237
Parker Drilling Co. (a)	29,921	78,692
Parsley Energy Inc. Class A (a)	22,407	337,673
PDC Energy Inc. (a)	9,680	513,137
Peabody Energy Corp.	67,300	92,874
Penn Virginia Corp. (a)	16,156	8,563
PHI Inc. (a)	3,200	60,416
Pioneer Energy Services Corp. (a)	15,464	32,474
Renewable Energy Group Inc. (a)	10,600	87,768
REX American Resources Corp. (a)	1,511	76,487
Rex Energy Corp. (a)	12,400	25,668
RigNet Inc. (a)	2,900	73,950
Ring Energy Inc. (a)	5,300	52,311
RSP Permian Inc. (a)	14,393	291,458
Sanchez Energy Corp. (a)	12,950	79,642
SandRidge Energy Inc. (a)	104,800	28,296
Scorpio Tankers Inc.	43,417	398,134
SEACOR Holdings Inc. (a)	4,451	266,214

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
SemGroup Corp. Class A	10,664	$461,111
Seventy Seven Energy Inc. (a)	13,600	18,768
Ship Finance International Ltd.	14,485	235,381
Solazyme Inc. (a)	18,746	48,740
Stone Energy Corp. (a)	14,185	70,358
Synergy Resources Corp. (a)	25,266	247,607
Teekay Tankers Ltd. Class A	23,083	159,273
Tesco Corp.	9,623	68,708
TETRA Technologies Inc. (a)	20,000	118,200
Tidewater Inc.	11,400	149,796
TransAtlantic Petroleum Ltd. (a)	5,600	14,224
Triangle Petroleum Corp. (a)	11,242	15,964
Ultra Petroleum Corp. (a)	37,200	237,708
Unit Corp. (a)	12,200	137,372
Uranium Energy Corp. (a)	22,200	22,200
US Silica Holdings Inc.	13,000	183,170
W&T Offshore Inc.	8,600	25,800
Western Refining Inc.	17,279	762,349
Westmoreland Coal Co. (a)	4,292	60,474

		11,735,007

Financials (25.06%)
1st Source Corp.	3,879	119,473
Acadia Realty Trust	16,608	499,408
Access National Corp.	1,700	34,629
AG Mortgage Investment Trust Inc.	6,856	104,348
Agree Realty Corp.	4,393	131,131
Alexander & Baldwin Inc.	11,800	405,094
Alexander’s Inc.	509	190,366
Altisource Asset Management Corp. (a)	239	5,724
Altisource Portfolio Solutions SA (a)	3,324	79,244
Altisource Residential Corp.	13,762	191,567
Ambac Financial Group Inc. (a)	10,800	156,276
American Assets Trust Inc.	8,947	365,574
American Capital Mortgage Investment Corp.	12,695	187,124
American Equity Investment Life Holding Co.	19,772	460,885
American National Bankshares Inc.	2,000	46,900
American Residential Properties Inc.	7,927	136,899
Ameris Bancorp	7,578	217,867
Amerisafe Inc.	4,700	233,731
Ames National Corp.	2,200	50,446
Anchor BanCorp Wisconsin Inc. (a)	1,951	83,093
Anworth Mortgage Asset Corp.	25,956	128,223
Apollo Commercial Real Estate Finance Inc.	13,905	218,448
Apollo Residential Mortgage Inc.	7,888	99,862
Ares Commercial Real Estate Corp.	6,110	73,259
Argo Group International Holdings Ltd.	6,797	384,642
Arlington Asset Investment Corp. Class A	5,431	76,306
Armada Hoffler Properties Inc.	6,300	61,551
ARMOUR Residential REIT Inc.	10,554	211,502
Arrow Financial Corp.	2,927	78,162

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ashford Hospitality Prime Inc.	6,286	$88,193
Ashford Hospitality Trust Inc.	19,813	120,859
Ashford Inc. (a)	199	12,627
Astoria Financial Corp.	22,100	355,810
Atlas Financial Holdings Inc. (a)	2,800	51,800
AV Homes Inc. (a)	2,948	39,857
Baldwin & Lyons Inc.	2,311	50,149
Banc of California Inc.	9,098	111,632
BancFirst Corp.	1,848	116,609
Banco Latinoamericano de Comercio Exterior SA	7,400	171,310
Bancorp Inc., The (a)	8,172	62,271
BancorpSouth Inc.	23,361	555,291
Bank Mutual Corp.	11,919	91,538
Bank of Marin Bancorp	1,400	67,186
Bank of the Ozarks Inc.	18,906	827,327
BankFinancial Corp.	4,403	54,729
Banner Corp.	4,965	237,178
Bar Harbor Bankshares	1,400	44,786
BBCN Bancorp Inc.	19,632	294,873
BBX Capital Corp. Class A (a)	600	9,660
Bear State Financial Inc. (a)	3,100	27,590
Beneficial Bancorp Inc. (a)	20,068	266,102
Berkshire Hills Bancorp Inc.	7,159	197,159
BGC Partners Inc. Class A	44,456	365,428
Blue Hills Bancorp Inc.	7,100	98,335
Bluerock Residential Growth REIT Inc.	4,600	55,108
BNC Bancorp	6,867	152,653
BofI Holding Inc. (a)	3,771	485,818
Boston Private Financial Holdings Inc.	20,151	235,767
Bridge Bancorp Inc.	3,614	96,530
Brookline Bancorp Inc.	16,892	171,285
Bryn Mawr Bank Corp.	4,460	138,572
BSB Bancorp Inc. (a)	1,900	40,166
C1 Financial Inc. (a)	1,500	28,575
Calamos Asset Management Inc. Class A	4,179	39,617
Camden National Corp.	1,700	68,680
Campus Crest Communities Inc.	16,178	86,067
Capital Bank Financial Corp. Class A (a)	5,335	161,277
Capital City Bank Group Inc.	2,998	44,730
Capitol Federal Financial Inc.	34,400	416,928
Capstead Mortgage Corp.	22,859	226,076
Cardinal Financial Corp.	7,800	179,478
CareTrust REIT Inc.	11,687	132,647
Cascade Bancorp (a)	7,343	39,726
Cash America International Inc.	6,580	184,043
CatchMark Timber Trust Inc. Class A	9,594	98,626
Cathay General Bancorp	19,446	582,602
Cedar Realty Trust Inc.	19,775	122,803
Centerstate Banks Inc.	11,024	162,053
Central Pacific Financial Corp.	5,594	117,306
Century Bancorp Inc. Class A	809	32,975
Chambers Street Properties	57,698	374,460
Charter Financial Corp.	4,262	54,042
Chatham Lodging Trust	9,153	196,606

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Chemical Financial Corp.	8,156	$263,847
Chesapeake Lodging Trust	14,517	378,313
CIFC Corp.	1,677	11,991
Citizens & Northern Corp.	3,100	60,512
Citizens Inc. (a)	12,300	91,266
City Holding Co.	3,668	180,832
Clifton Bancorp Inc.	6,578	91,303
CNB Financial Corp.	3,800	69,046
CNO Financial Group Inc.	47,837	899,814
CoBiz Financial Inc.	8,374	108,946
Cohen & Steers Inc.	4,902	134,560
Colony Capital Inc. Class A	26,957	527,279
Columbia Banking System Inc.	13,979	436,285
Community Bank System Inc.	9,760	362,779
Community Trust Bancorp Inc.	3,835	136,181
CommunityOne Bancorp (a)	2,500	27,175
ConnectOne Bancorp Inc.	7,282	140,543
Consolidated-Tomoka Land Co.	1,042	51,892
CorEnergy Infrastructure Trust Inc.	14,471	63,962
Coresite Realty Corp.	5,954	306,274
Cousins Properties Inc.	52,651	485,442
Cowen Group Inc. Class A (a)	26,579	121,200
Crawford & Co. Class B	6,776	38,013
CU Bancorp (a)	4,100	92,086
CubeSmart	40,538	1,103,039
Customers Bancorp Inc. (a)	6,300	161,910
CVB Financial Corp.	25,480	425,516
CyrusOne Inc.	16,087	525,401
CYS Investments Inc.	38,629	280,447
DCT Industrial Trust Inc.	21,596	726,921
Diamond Hill Investment Group	700	130,228
DiamondRock Hospitality Co.	49,151	543,119
Dime Community Bancshares	7,569	127,916
Donegal Group Inc.	1,869	26,278
DuPont Fabros Technology Inc.	15,340	396,999
Dynex Capital Inc.	13,301	87,255
Eagle Bancorp Inc. (a)	7,297	332,014
Easterly Government Properties Inc.	3,451	55,043
EastGroup Properties Inc.	7,938	430,081
Education Realty Trust Inc.	11,793	388,579
eHealth Inc. (a)	4,584	58,721
EMC Insurance Group Inc.	1,921	44,586
Employers Holdings Inc.	7,500	167,175
Encore Capital Group Inc. (a)	6,200	229,400
Enova International Inc. (a)	6,386	65,265
Enstar Group Ltd. (a)	2,200	330,000
Enterprise Bancorp Inc.	1,937	40,619
Enterprise Financial Services Corp.	4,776	120,212
EPR Properties	13,895	716,565
Equity One Inc.	17,887	435,370
Essent Group Ltd. (a)	13,551	336,742
EverBank Financial Corp.	23,681	457,043
Evercore Partners Inc. Class A	8,400	422,016
EZCORP Inc. Class A (a)	12,700	78,359
F.N.B. Corp.	42,501	550,388
Farmers Capital Bank Corp. (a)	1,800	44,730
FBL Financial Group Inc. Class A	2,398	147,525

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
FCB Financial Holdings Inc. Class A (a)	6,800	$221,816
Federal Agricultural Mortgage Corp. Class C	2,704	70,115
Federated National Holding Co.	3,500	84,070
FelCor Lodging Trust Inc.	34,729	245,534
Fidelity & Guaranty Life	2,936	72,049
Fidelity Southern Corp.	3,849	81,368
Fifth Street Asset Management Inc.	1,502	11,220
Financial Engines Inc.	12,614	371,735
Financial Institutions Inc.	3,400	84,252
First American Financial Corp.	26,267	1,026,252
First BanCorp (a)	28,100	100,036
First Bancorp (North Carolina)	4,903	83,351
First Bancorp Inc.	2,362	45,114
First Busey Corp.	5,959	118,405
First Business Financial Services Inc.	2,000	47,040
First Cash Financial Services Inc. (a)	6,814	272,969
First Citizens BancShares Inc. Class A	1,902	429,852
First Commonwealth Financial Corp.	21,534	195,744
First Community Bancshares Inc.	3,723	66,642
First Connecticut Bancorp Inc.	3,694	59,547
First Defiance Financial Corp.	2,094	76,557
First Financial Bancorp	15,042	287,001
First Financial Bankshares Inc.	15,604	495,895
First Financial Corp. Indiana	2,799	90,548
First Industrial Realty Trust Inc.	26,898	563,513
First Interstate BancSystem Inc.	4,757	132,435
First Merchants Corp.	9,171	240,464
First Midwest Bancorp Inc.	19,151	335,909
First NBC Bank Holding Co. (a)	3,700	129,648
First of Long Island Corp., The	3,150	85,144
First Potomac Realty Trust	14,572	160,292
FirstMerit Corp.	40,197	710,281
Flagstar Bancorp Inc. (a)	4,900	100,744
Flushing Financial Corp.	7,092	141,982
FNFV Group (a)	19,500	228,540
Forestar Group Inc. (a)	7,900	103,885
Fox Chase Bancorp	2,983	51,785
Franklin Financial Network Inc. (a)	1,300	29,055
Franklin Street Properties Corp.	21,644	232,673
FRP Holdings Inc. (a)	1,800	54,252
Fulton Financial Corp.	42,900	519,090
Gain Capital Holdings Inc.	7,800	56,784
GAMCO Investors Inc.	1,600	87,840
Geo Group Inc., The	18,152	539,840
German American Bancorp Inc.	3,100	90,737
Getty Realty Corp.	6,394	101,025
Glacier Bancorp Inc.	18,448	486,843
Gladstone Commercial Corp.	4,738	66,853
Global Indemnity PLC (a)	1,918	50,194
Government Properties Income Trust	17,320	277,120
Gramercy Property Trust Inc.	13,824	287,124
Great Ajax Corp.	1,100	13,607
Great Southern Bancorp Inc.	2,513	108,813
Great Western Bancorp Inc.	10,006	253,852
Green Bancorp Inc. (a)	2,500	28,650

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Green Dot Corp. Class A (a)	11,100	$195,360
Greenhill & Co. Inc.	7,000	199,290
Greenlight Capital Re Ltd. Class A (a)	7,103	158,255
Guaranty Bancorp	3,860	63,574
Hallmark Financial Services Inc. (a)	3,700	42,513
Hampton Roads Bankshares Inc. (a)	8,300	15,770
Hancock Holding Co.	18,877	510,623
Hanmi Financial Corp.	7,852	197,870
Hannon Armstrong Sustainable Infrastructure Capital Inc.	8,133	140,050
Hatteras Financial Corp.	23,800	360,570
HCI Group Inc.	2,100	81,417
Healthcare Realty Trust Inc.	24,191	601,146
Heartland Financial USA Inc.	4,343	157,607
Heritage Commerce Corp.	5,133	58,208
Heritage Financial Corp.	7,557	142,223
Heritage Insurance Holdings Inc. (a)	6,000	118,380
Heritage Oaks Bancorp	5,100	40,596
Hersha Hospitality Trust	11,884	269,291
HFF Inc. Class A	9,210	310,930
Highwoods Properties Inc.	22,946	889,158
Hilltop Holdings Inc. (a)	18,725	370,942
Hingham Institution for Savings	300	34,809
Home Bancshares Inc.	13,926	564,003
HomeStreet Inc. (a)	5,571	128,690
HomeTrust Bancshares Inc. (a)	4,639	86,053
Horace Mann Educators Corp.	10,002	332,266
Horizon Bancorp	2,774	65,882
Houlihan Lokey Inc. (a)	2,931	63,896
Hudson Pacific Properties Inc.	18,139	522,222
IBERIABANK Corp.	9,312	542,052
Impac Mortgage Holdings Inc. (a)	2,100	34,335
Independence Holding Co.	1,974	25,583
Independence Realty Trust Inc.	7,690	55,443
Independent Bank Corp.	6,385	294,348
Independent Bank Corp. (Michigan)	5,700	84,132
Independent Bank Group Inc.	2,300	88,389
Infinity Property & Casualty Corp.	2,686	216,330
InfraREIT Inc. (a)	5,352	126,735
Inland Real Estate Corp.	21,017	170,238
International Bancshares Corp.	13,089	327,618
INTL FCStone Inc. (a)	3,627	89,551
Invesco Mortgage Capital	30,021	367,457
Investment Technology Group Inc.	8,312	110,882
Investors Bancorp Inc.	84,803	1,046,469
Investors Real Estate Trust	29,635	229,375
iStar Inc. (a)	20,800	261,664
James River Group Holdings Ltd.	2,751	73,974
Janus Capital Group Inc.	35,600	484,160
JG Wentworth Co. Class A (a)	3,087	15,219
Kansas City Life Insurance Co.	757	35,571
KCG Holdings Inc. Class A (a)	8,256	90,568
Kearny Financial Corp.	22,746	260,897
Kemper Corp.	10,586	374,427
Kennedy-Wilson Holdings Inc.	22,536	499,623
Kite Realty Group Trust	20,257	482,319
Ladder Capital Corp.	9,609	137,601

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ladenburg Thalmann Financial Services Inc. (a)	25,430	$53,657
Lakeland Bancorp Inc.	9,122	101,345
Lakeland Financial Corp.	3,932	177,530
LaSalle Hotel Properties	27,455	779,447
LegacyTexas Financial Group Inc.	11,580	352,958
LendingTree Inc. (a)	1,300	120,939
Lexington Realty Trust	49,906	404,239
Live Oak Bancshares Inc.	1,165	22,881
LTC Properties Inc.	8,703	371,357
Mack-Cali Realty Corp.	21,700	409,696
Maiden Holdings Ltd.	11,900	165,172
MainSource Financial Group Inc.	5,161	105,078
Marcus & Millichap Inc. (a)	3,300	151,767
MarketAxess Holdings Inc.	9,051	840,657
Marlin Business Services Corp.	2,159	33,227
MB Financial Inc.	18,277	596,561
MBIA Inc. (a)	33,026	200,798
Medical Properties Trust Inc.	56,786	628,053
Medley Management Inc. Class A	1,502	9,943
Mercantile Bank Corp.	4,257	88,460
Merchants Bancshares Inc.	1,308	38,455
Meridian Bancorp Inc.	13,305	181,879
Meta Financial Group Inc.	1,700	71,009
Metro Bancorp Inc.	2,800	82,292
MGIC Investment Corp. (a)	82,451	763,496
MidWestOne Financial Group Inc.	2,100	61,446
Moelis & Co.	4,227	111,001
Monmouth Real Estate Investment Corp. Class A	13,950	136,012
Monogram Residential Trust Inc.	40,519	377,232
National Bank Holdings Corp. Class A	8,698	178,570
National Bankshares Inc.	1,700	52,887
National Commerce Corp. (a)	1,400	33,572
National General Holdings Corp.	9,735	187,788
National Health Investors Inc.	9,184	527,988
National Interstate Corp.	1,913	51,039
National Penn Bancshares Inc.	34,136	401,098
National Storage Affiliates Trust	5,600	75,880
National Western Life Insurance Co.	575	128,052
Nationstar Mortgage Holdings Inc. (a)	9,500	131,765
Navigators Group Inc., The (a)	2,572	200,565
NBT Bancorp Inc.	10,797	290,871
Nelnet Inc. Class A	5,800	200,738
New Residential Investment Corp.	55,936	732,762
New Senior Investment Group Inc.	21,006	219,723
New York Mortgage Trust Inc.	26,309	144,436
New York REIT Inc.	38,849	390,821
NewBridge Bancorp	8,300	70,799
NewStar Financial Inc. (a)	5,732	47,002
NexPoint Residential Trust Inc.	4,600	61,456
NMI Holdings Inc. Class A (a)	12,500	95,000
Northfield Bancorp Inc.	11,599	176,421
Northwest Bancshares Inc.	24,645	320,385
OceanFirst Financial Corp.	3,300	56,826
Ocwen Financial Corp. (a)	26,100	175,131
OFG Bancorp	10,566	92,241

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Old National Bancorp	28,341	$394,790
Old Second Bancorp Inc. (a)	7,100	44,233
OM Asset Management PLC	6,066	93,538
On Deck Capital Inc. (a)	2,876	28,472
One Liberty Properties Inc.	3,247	69,259
OneBeacon Insurance Group Ltd. Class A	5,435	76,307
Oppenheimer Holdings Inc. Class A	2,680	53,627
Opus Bank	2,500	95,600
Orchid Island Capital Inc.	4,500	41,625
Oritani Financial Corp.	10,705	167,212
Pacific Continental Corp.	4,600	61,226
Pacific Premier Bancorp Inc. (a)	5,300	107,696
Park National Corp.	3,170	285,997
Park Sterling Corp.	11,254	76,527
Parkway Properties Inc.	20,593	320,427
Patriot National Inc. (a)	2,256	35,712
Peapack-Gladstone Financial Corp.	3,712	78,583
Pebblebrook Hotel Trust	17,480	619,666
Penns Woods Bancorp Inc.	1,257	51,436
Pennsylvania Real Estate Investment Trust	16,738	331,915
PennyMac Financial Services Inc. Class A (a)	3,214	51,424
PennyMac Mortgage Investment Trust	17,859	276,279
Peoples Bancorp Inc.	4,413	91,746
Peoples Financial Services Corp.	1,900	66,367
People’s Utah Bancorp	698	11,384
PHH Corp. (a)	12,027	169,821
Physicians Realty Trust	16,730	252,456
PICO Holdings Inc. (a)	5,707	55,244
Pinnacle Financial Partners Inc.	8,697	429,719
Piper Jaffray Companies Inc. (a)	3,777	136,614
Potlatch Corp.	9,765	281,134
PRA Group Inc. (a)	11,713	619,852
Preferred Apartment Communities Inc. Class A	5,400	58,752
Preferred Bank	3,000	94,800
Primerica Inc.	12,418	559,679
PrivateBancorp Inc.	19,104	732,256
Prosperity Bancshares Inc.	17,039	836,785
Provident Financial Services Inc.	15,918	310,401
PS Business Parks Inc.	4,682	371,657
Pzena Investment Management Inc. Class A	2,486	22,125
QCR Holdings Inc.	2,800	61,236
QTS Realty Trust Inc. Class A	6,781	296,262
Radian Group Inc.	46,448	738,988
RAIT Financial Trust	20,694	102,642
Ramco-Gershenson Properties Trust	19,074	286,301
RCS Capital Corp. Class A (a)	11,935	9,667
RE/MAX Holdings Inc. Class A	2,926	105,277
Redwood Trust Inc.	20,354	281,699
Regional Management Corp. (a)	2,600	40,300
Renasant Corp.	9,596	315,229
Republic Bancorp Inc. Class A	2,619	64,296
Resource America Inc. Class A	3,795	25,237
Resource Capital Corp.	8,331	93,057

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Retail Opportunity Investments Corp.	24,152	$399,474
Rexford Industrial Realty Inc.	13,575	187,199
RLI Corp.	10,476	560,780
RLJ Lodging Trust	32,173	813,012
Rouse Properties Inc.	9,203	143,383
Ryman Hospitality Properties Inc.	10,556	519,672
S&T Bancorp Inc.	8,584	280,010
Sabra Health Care REIT Inc.	15,812	366,522
Safeguard Scientifics Inc. (a)	5,216	81,057
Safety Insurance Group Inc.	3,664	198,406
Sandy Spring Bancorp Inc.	5,994	156,923
Saul Centers Inc.	2,448	126,684
Seacoast Banking Corporation of Florida (a)	5,720	83,970
Select Income REIT	15,179	288,553
Selective Insurance Group Inc.	13,911	432,076
ServisFirst Bancshares Inc.	5,400	224,262
Sierra Bancorp	2,600	41,496
Silver Bay Realty Trust Corp.	8,818	141,176
Simmons First National Corp.	7,213	345,719
South State Corp.	5,911	454,379
Southside Bancshares Inc.	6,214	171,196
Southwest Bancorp Inc.	4,455	73,107
Sovran Self Storage Inc.	8,692	819,656
Square 1 Financial Inc. Class A (a)	4,100	105,268
St. Joe Co., The (a)	16,100	307,993
STAG Industrial Inc.	15,768	287,135
Starwood Waypoint Residential Trust	9,200	219,236
State Auto Financial Corp.	3,558	81,158
State Bank Financial Corp.	8,785	181,674
State National Companies Inc.	7,651	71,537
Sterling Bancorp	28,925	430,115
Stewart Information Services Corp.	5,591	228,728
Stifel Financial Corp. (a)	16,548	696,671
Stock Yards Bancorp Inc.	3,567	129,660
Stonegate Bank	2,500	79,525
Stonegate Mortgage Corp. (a)	3,500	24,885
Store Capital Corp.	8,852	182,882
Strategic Hotels & Resorts Inc. (a)	66,936	923,047
Suffolk Bancorp	2,923	79,856
Summit Hotel Properties Inc.	21,218	247,614
Sun Bancorp Inc. (a)	2,440	46,824
Sun Communities Inc.	11,350	769,076
Sunstone Hotel Investors Inc.	50,694	670,682
Symetra Financial Corp.	18,097	572,589
Talmer Bancorp Inc. Class A	12,350	205,628
Tejon Ranch Co. (a)	3,236	70,577
Terreno Realty Corp.	10,132	198,992
Territorial Bancorp Inc.	2,085	54,293
Texas Capital Bancshares Inc. (a)	11,141	584,011
Third Point Reinsurance Ltd. (a)	20,496	275,671
Tiptree Financial Inc. Class A	7,200	46,080
Tompkins Financial Corp.	3,546	189,215
TowneBank	11,064	208,556
Trico Bancshares	5,650	138,820
Tristate Capital Holdings Inc. (a)	5,500	68,585
Triumph Bancorp Inc. (a)	3,529	59,287

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Trustco Bank Corp. NY	23,377	$136,522
Trustmark Corp.	16,401	380,011
UMB Financial Corp.	9,557	485,591
UMH Properties Inc.	5,184	48,211
Umpqua Holdings Corp.	53,538	872,669
Union Bankshares Corp.	10,914	261,936
United Bankshares Inc.	16,833	639,486
United Community Banks Inc.	13,136	268,499
United Community Financial Corp.	10,800	54,000
United Development Funding IV	7,435	130,856
United Financial Bancorp Inc.	11,927	155,647
United Fire Group Inc.	4,892	171,465
United Insurance Holdings Corp.	4,100	53,915
Universal Health Realty Income Trust	3,005	141,055
Universal Insurance Holdings Inc.	7,700	227,458
Univest Corp. of Pennsylvania	4,799	92,237
Urban Edge Properties	21,600	466,344
Urstadt Biddle Properties Inc.	6,723	125,989
Valley National Bancorp	56,620	557,141
Virtu Financial Inc. Class A	4,581	104,997
Virtus Investment Partners Inc.	1,637	164,518
Walker & Dunlop Inc. (a)	6,429	167,668
Walter Investment Management Corp. (a)	9,308	151,255
Washington Federal Inc.	23,079	525,047
Washington Real Estate Investment Trust	16,490	411,096
Washington Trust Bancorp Inc.	3,556	136,728
Waterstone Financial Inc.	7,484	100,884
Webster Financial Corp.	22,049	785,606
WesBanco Inc.	9,317	293,020
West Bancorporation	3,700	69,375
Westamerica Bancorporation	6,192	275,172
Western Alliance Bancorp (a)	20,915	642,300
Western Asset Mortgage Capital Corp.	10,124	127,664
Westwood Holdings Group Inc.	1,771	96,254
Whitestone REIT	6,549	75,510
Wilshire Bancorp Inc.	17,470	183,610
Wintrust Financial Corp.	11,488	613,804
WisdomTree Investments Inc.	27,656	446,091
World Acceptance Corp. (a)	1,881	50,486
WSFS Financial Corp.	6,705	193,171
Xenia Hotels & Resorts Inc.	27,118	473,480
Yadkin Financial Corp.	6,125	131,626
ZAIS Group Holdings Inc. (a)	1,100	10,362

		103,499,167

Health Care (15.09%)
AAC Holdings Inc. (a)	1,939	43,143
Abaxis Inc.	5,521	242,872
Abeona Therapeutics Inc. (a)	2,500	10,125
Abiomed Inc. (a)	10,201	946,245
ACADIA Pharmaceuticals Inc. (a)	19,310	638,582
Accelerate Diagnostics Inc. (a)	5,242	84,816
Acceleron Pharma Inc. (a)	5,217	129,903
Accuray Inc. (a)	19,494	97,373

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Aceto Corp.	6,964	$191,162
Achillion Pharmaceuticals Inc. (a)	28,502	196,949
Acorda Therapeutics Inc. (a)	10,269	272,231
Adamas Pharmaceuticals Inc. (a)	2,537	42,469
Addus HomeCare Corp. (a)	1,400	43,610
Adeptus Health Inc. Class A (a)	1,449	117,021
Aduro Biotech Inc. (a)	2,000	38,740
Advaxis Inc. (a)	7,400	75,702
Aegerion Pharmaceuticals Inc. (a)	6,067	82,511
Aerie Pharmaceuticals Inc. (a)	5,000	88,700
Affimed Therapeutics B.V. (a)	3,700	22,829
Affymetrix Inc. (a)	18,700	159,698
Agenus Inc. (a)	18,600	85,560
Agile Therapeutics Inc. (a)	2,500	16,850
Aimmune Therapeutics Inc. (a)	2,700	68,364
Air Methods Corp. (a)	9,500	323,855
Akebia Therapeutics Inc. (a)	5,890	56,897
Albany Molecular Research Inc. (a)	5,800	101,036
Alder Biopharmaceuticals Inc. (a)	5,674	185,880
Alimera Sciences Inc. (a)	8,185	18,089
Alliance HealthCare Services Inc. (a)	1,200	11,712
Almost Family Inc. (a)	1,700	68,085
AMAG Pharmaceuticals Inc. (a)	8,373	332,659
Amedisys Inc. (a)	6,988	265,334
Amicus Therapeutics Inc. (a)	28,136	393,623
AMN Healthcare Services Inc. (a)	11,488	344,755
Amphastar Pharmaceuticals Inc. (a)	7,700	90,013
Amsurg Corp. (a)	11,736	912,005
Anacor Pharmaceuticals Inc. (a)	9,917	1,167,330
Analogic Corp.	3,006	246,612
Angiodynamics Inc. (a)	6,300	83,097
ANI Pharmaceuticals Inc. (a)	1,900	75,069
Anika Therapeutics Inc. (a)	3,600	114,588
Antares Pharma Inc. (a)	37,377	63,541
Anthera Pharmaceuticals Inc. (a)	8,700	52,983
Applied Genetic Technologies Corp. (a)	2,100	27,594
Aratana Therapeutics Inc. (a)	7,296	61,724
Ardelyx Inc. (a)	4,036	69,742
Arena Pharmaceuticals Inc. (a)	57,662	110,134
ARIAD Pharmaceuticals Inc. (a)	40,700	237,688
Array Biopharma Inc. (a)	34,936	159,308
Arrowhead Research Corp. (a)	13,689	78,849
Assembly Biosciences Inc. (a)	3,500	33,460
Asterias Biotherapeutics (a)	2,700	10,449
Atara Biotherapeutics Inc. (a)	4,092	128,652
AtriCure Inc. (a)	6,798	148,944
Atrion Corp.	345	129,364
aTyr Pharma Inc. (a)	1,500	15,390
Avalanche Biotechnologies Inc. (a)	4,700	38,728
Axovant Sciences Ltd. (a)	3,434	44,367
Bellicum Pharmaceutical Inc. (a)	2,114	30,716
BioCryst Pharmaceuticals Inc. (a)	17,300	197,220
BioDelivery Sciences International Inc. (a)	11,916	66,253
BioScrip Inc. (a)	16,954	31,704
BioSpecifics Technologies Corp. (a)	1,200	52,248
BioTelemetry Inc. (a)	6,500	79,560

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
BioTime Inc. (a)	12,836	$38,508
Blueprint Medicines Corp. (a)	2,235	47,695
Calithera Biosciences Inc. (a)	3,303	17,935
Cambrex Corp. (a)	7,481	296,846
Cantel Medical Corp.	8,400	476,280
Capital Senior Living Corp. (a)	7,200	144,360
Cara Therapeutics Inc. (a)	4,824	68,935
Carbylan Therapeutics Inc. (a)	2,900	10,353
Cardiovascular Systems Inc. (a)	7,656	121,271
Castlight Health Inc. Class B (a)	8,153	34,243
Catalent Inc. (a)	20,342	494,311
Catalyst Pharmaceuticals Inc. (a)	18,300	54,900
Celldex Therapeutics Inc. (a)	23,891	251,811
Cellular Biomedicine Group Inc. (a)	2,400	40,632
Cempra Inc. (a)	7,781	216,623
Cepheid Inc. (a)	17,481	790,141
Cerus Corp. (a)	23,194	105,301
Chemed Corp.	4,124	550,430
ChemoCentryx Inc. (a)	7,400	44,770
Chiasma Inc. (a)	1,777	35,327
Chimerix Inc. (a)	11,084	423,409
Cidara Therapeutics Inc. (a)	1,100	13,992
Civitas Solutions Inc. (a)	2,929	67,133
Clovis Oncology Inc. (a)	6,756	621,282
Coherus Biosciences Inc. (a)	5,703	114,288
Collegium Pharmaceutical Inc. (a)	1,600	35,376
Computer Programs & Systems Inc.	2,784	117,290
Concert Pharmaceuticals Inc. (a)	3,700	69,449
ConforMis Inc. (a)	2,512	45,367
Conmed Corp.	6,729	321,242
Connecture Inc. (a)	1,600	7,296
Corcept Therapeutics Inc. (a)	14,553	54,719
Corindus Vascular Robotics Inc. (a)	5,400	16,686
Corium International Inc. (a)	2,100	19,635
CorMedix Inc. (a)	7,500	14,925
Corvel Corp. (a)	2,078	67,119
Cross Country Healthcare Inc. (a)	7,389	100,564
CryoLife Inc.	5,832	56,745
CTI BioPharma Corp. (a)	37,544	54,814
Curis Inc. (a)	27,000	54,540
Cutera Inc. (a)	3,500	45,780
Cyberonics Inc. (a)	6,276	381,455
Cynosure Inc. Class A (a)	5,472	164,379
Cytokinetics Inc. (a)	8,504	56,892
CytRx Corp. (a)	13,700	32,469
DepoMed Inc. (a)	14,700	277,095
Dermira Inc. (a)	3,773	88,062
Dicerna Pharmaceuticals Inc. (a)	3,632	29,819
Diplomat Pharmacy Inc. (a)	8,750	251,388
Durect Corp. (a)	27,200	53,040
Dyax Corp. (a)	35,404	675,862
Dynavax Technologies Corp. (a)	8,900	218,406
Eagle Pharmaceuticals Inc. (a)	2,100	155,463
Emergent Biosolutions Inc. (a)	7,500	213,675
Enanta Pharmaceuticals Inc. (a)	3,900	140,946
EndoChoice Holdings Inc. (a)	1,594	18,108
Endocyte Inc. (a)	9,534	43,666

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Endologix Inc. (a)	16,329	$200,194
Ensign Group Inc., The	6,240	266,011
Entellus Medical Inc. (a)	1,324	23,858
Epizyme Inc. (a)	7,000	90,020
Esperion Therapeutics Inc. (a)	3,174	74,875
Evolent Health Inc. Class A (a)	3,210	51,232
Exact Sciences Corp. (a)	23,283	418,861
Exactech Inc. (a)	2,600	45,318
ExamWorks Group Inc. (a)	9,987	292,020
Exelixis Inc. (a)	54,726	307,013
Fibrocell Science Inc. (a)	6,000	23,100
FibroGen Inc. (a)	11,632	254,973
Five Prime Therapeutics Inc. (a)	5,100	78,489
Five Star Quality Care Inc. (a)	10,281	31,768
Flex Pharma Inc. (a)	1,350	16,214
Flexion Therapeutics Inc. (a)	3,409	50,658
Fluidigm Corp. (a)	6,894	55,910
Foamix Pharmaceuticals Ltd. (a)	5,500	40,315
Foundation Medicine Inc. (a)	2,918	53,837
Furiex Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,795	17,537
Galena Biopharma Inc. (a)	39,286	62,072
Genesis Healthcare Inc. (a)	8,800	53,944
GenMark Diagnostics Inc. (a)	10,282	80,919
Genocea Biosciences Inc. (a)	4,532	31,044
Genomic Health Inc. (a)	4,300	90,988
Geron Corp. (a)	39,201	108,195
Glaukos Corp. (a)	1,674	40,494
Global Blood Therapeutics Inc. (a)	1,674	70,576
Globus Medical Inc. Class A (a)	16,709	345,208
Greatbatch Inc. (a)	6,156	347,322
Haemonetics Corp. (a)	12,504	404,129
Halozyme Therapeutics Inc. (a)	25,516	342,680
Halyard Health Inc. (a)	11,300	321,372
Hanger Inc. (a)	8,600	117,304
Harvard Bioscience Inc. (a)	8,100	30,618
HealthEquity Inc. (a)	8,830	260,926
Healthsouth Corp.	22,346	857,416
HealthStream Inc. (a)	6,082	132,648
Healthways Inc. (a)	7,770	86,402
HeartWare International Inc. (a)	4,202	219,807
Heron Therapeutics Inc. (a)	7,096	173,142
Heska Corp. (a)	1,400	42,672
HMS Holdings Corp. (a)	21,500	188,555
ICU Medical Inc. (a)	3,432	375,804
Idera Pharmaceuticals Inc. (a)	21,504	72,038
IGI Laboratories Inc. (a)	10,000	65,400
Ignyta Inc. (a)	4,400	38,632
Immune Design Corp. (a)	2,696	32,891
ImmunoGen Inc. (a)	20,893	200,573
Immunomedics Inc. (a)	24,085	41,426
Impax Laboratories Inc. (a)	17,400	612,654
Imprivata Inc. (a)	2,249	39,965
INC Research Holdings Inc. Class A (a)	3,134	125,360
Infinity Pharmaceuticals Inc. (a)	11,891	100,479
Inogen Inc. (a)	3,842	186,529
Inovio Pharmaceuticals Inc. (a)	17,957	103,791

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Insmed Inc. (a)	14,880	$276,322
Insulet Corp. (a)	13,780	357,040
Insys Therapeutics Inc. (a)	5,700	162,222
Integra LifeSciences Holdings Corp. (a)	6,884	409,942
Intersect ENT Inc. (a)	3,996	93,506
Intra-Cellular Therapies Inc. (a)	5,300	212,212
Invacare Corp.	8,104	117,265
Invitae Corp. (a)	1,826	13,184
InVivo Therapeutics Holdings Corp. (a)	6,400	55,168
Invuity Inc. (a)	1,116	15,646
IPC Healthcare Inc. (a)	4,300	334,067
iRadimed Corp. (a)	700	17,052
Ironwood Pharmaceuticals Inc. (a)	30,330	316,039
K2M Group Holdings Inc. (a)	4,301	79,999
Karyopharm Therapeutics Inc. (a)	5,625	59,231
Keryx Biopharmaceuticals Inc. (a)	25,257	88,905
Kindred Healthcare Inc.	20,507	322,985
Kite Pharma Inc. (a)	6,958	387,421
KYTHERA Biopharmaceuticals Inc. (a)	6,233	467,350
La Jolla Pharmaceutical Co. (a)	3,344	92,930
Landauer Inc.	2,380	88,036
Lannett Company Inc. (a)	6,400	265,728
Lantheus Holdings Inc. (a)	2,974	12,788
LDR Holding Corp. (a)	6,148	212,290
LeMaitre Vascular Inc.	2,900	35,351
Lexicon Pharmaceuticals Inc. (a)	10,462	112,362
LHC Group Inc. (a)	3,300	147,741
Ligand Pharmaceuticals Inc. Class B (a)	4,218	361,272
Lion Biotechnologies Inc. (a)	10,900	62,784
Loxo Oncology Inc. (a)	1,900	33,212
Luminex Corp. (a)	10,514	177,792
MacroGenics Inc. (a)	7,645	163,756
Magellan Health Inc. (a)	6,591	365,339
MannKind Corp. (a)	59,913	192,321
Masimo Corp. (a)	10,589	408,312
MedAssets Inc. (a)	14,637	293,618
Medgenics Inc. (a)	4,000	31,280
Medicines Co., The (a)	16,076	610,245
Medidata Solutions Inc. (a)	13,456	566,632
Merge Healthcare Inc. (a)	16,100	114,310
Meridian Bioscience Inc.	10,100	172,710
Merit Medical Systems Inc. (a)	10,596	253,350
Merrimack Pharmaceuticals Inc. (a)	27,122	230,808
MiMedx Group Inc. (a)	26,400	254,760
Mirati Therapeutics Inc. (a)	2,788	95,963
Molina Healthcare Inc. (a)	9,533	656,347
Momenta Pharmaceuticals Inc. (a)	14,818	243,163
Myriad Genetics Inc. (a)	16,900	633,412
NanoString Technologies Inc. (a)	3,200	51,200
NantKwest Inc. (a)	1,614	18,496
Natera Inc. (a)	2,427	26,333
National Healthcare Corp.	2,373	144,492
National Research Corp. Class A	2,400	28,656
Natus Medical Inc. (a)	7,900	311,655
Navidea Biopharmaceuticals Inc. (a)	37,000	84,360
Nektar Therapeutics (a)	31,760	348,090

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Neogen Corp. (a)	8,976	$403,830
NeoGenomics Inc. (a)	13,000	74,490
Neos Therapeutics Inc. (a)	1,339	28,132
Neurocrine Biosciences Inc. (a)	20,707	823,932
Nevro Corp. (a)	4,046	187,694
NewLink Genetics Corp. (a)	5,101	182,820
Nivalis Therapeutics Inc. (a)	1,220	15,823
Nobilis Health Corp. (a)	7,700	40,194
Northwest Biotherapeutics Inc. (a)	11,400	71,250
Novavax Inc. (a)	65,081	460,123
NuVasive Inc. (a)	11,798	568,900
NxStage Medical Inc. (a)	15,619	246,312
Ocata Therapeutics Inc. (a)	8,600	35,948
Ocular Therapeutix Inc. (a)	3,200	44,992
Omeros Corp. (a)	9,158	100,372
Omnicell Inc. (a)	8,836	274,800
Omthera Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,326	0
OncoMed Pharmaceuticals Inc. (a)	4,067	67,472
Oncothyreon Inc. (a)	25,400	69,596
Ophthotech Corp. (a)	5,700	230,964
OraSure Technologies Inc. (a)	13,463	59,776
Orexigen Therapeutics Inc. (a)	24,855	52,444
Organovo Holdings Inc. (a)	19,700	52,796
Orthofix International NV (a)	4,662	157,342
Osiris Therapeutics Inc. (a)	4,400	81,268
Otonomy Inc. (a)	3,549	63,208
OvaScience Inc. (a)	5,735	48,690
Owens & Minor Inc.	15,328	489,576
Oxford Immunotec Global PLC (a)	4,900	66,150
Pacific Biosciences of California Inc. (a)	13,902	50,881
Pacira Pharmaceuticals Inc. (a)	8,751	359,666
Paratek Pharmaceuticals Inc.	2,900	55,100
Parexel International Corp. (a)	13,440	832,205
PDL BioPharma Inc.	39,659	199,485
Peregrine Pharmaceuticals Inc. (a)	41,500	42,330
Pernix Therapeutics Holdings Inc. (a)	10,511	33,215
Pfenex Inc. (a)	4,000	60,040
PharMerica Corp. (a)	7,418	211,190
Phibro Animal Health Corp. Class A	4,254	134,554
Portola Pharmaceuticals Inc. (a)	11,199	477,301
Pozen Inc. (a)	6,699	39,089
PRA Health Sciences Inc. (a)	4,888	189,801
Press Ganey Holdings Inc. (a)	2,500	73,975
Prestige Brands Holdings Inc. (a)	12,748	575,700
Progenics Pharmaceuticals Inc. (a)	16,504	94,403
Proteon Therapeutics Inc. (a)	1,900	26,429
Prothena Corp. PLC (a)	7,677	348,075
Providence Service Corp. (a)	3,299	143,770
PTC Therapeutics Inc. (a)	8,213	219,287
Quality Systems Inc.	12,352	154,153
Quidel Corp. (a)	7,000	132,160
Radius Health Inc. (a)	8,020	555,866
RadNet Inc. (a)	8,100	44,955
Raptor Pharmaceutical Corp. (a)	19,252	116,475
Regulus Therapeutics Inc. (a)	6,851	44,806

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Relypsa Inc. (a)	7,860	$145,489
Repligen Corp. (a)	7,900	220,015
Retrophin Inc. (a)	8,465	171,501
Revance Therapeutics Inc. (a)	3,785	112,642
Rigel Pharmaceuticals Inc. (a)	21,497	53,098
Rockwell Medical Inc. (a)	12,544	96,714
RTI Surgical Inc. (a)	13,700	77,816
Sage Therapeutics Inc. (a)	3,368	142,534
Sagent Pharmaceuticals Inc. (a)	5,339	81,847
Sangamo BioSciences Inc. (a)	17,035	96,077
Sarepta Therapeutics Inc. (a)	10,000	321,100
SciClone Pharmaceuticals Inc. (a)	12,600	87,444
SeaSpine Holdings Corp. (a)	2,065	33,453
Second Sight Medical Products Inc (a)	2,908	17,244
Select Medical Holdings Corp.	25,468	274,800
Sequenom Inc. (a)	28,414	49,724
Seres Therapeutics Inc. (a)	2,081	61,681
Sientra Inc. (a)	1,439	14,606
Sorrento Therapeutics Inc. (a)	6,900	57,891
Spark Therapeutics Inc. (a)	2,013	84,002
Spectranetics Corp., The (a)	10,185	120,081
Spectrum Pharmaceuticals Inc. (a)	16,228	97,043
STAAR Surgical Co. (a)	9,524	73,906
Stemline Therapeutics Inc. (a)	3,900	34,437
STERIS Corp.	14,452	938,946
Sucampo Pharmaceuticals Inc. Class A (a)	6,000	119,220
Supernus Pharmaceuticals Inc. (a)	8,333	116,912
Surgical Care Affiliates Inc. (a)	5,250	171,622
SurModics Inc. (a)	3,219	70,303
Synergy Pharmaceuticals Inc. (a)	24,500	129,850
Synta Pharmaceuticals Corp. (a)	22,000	38,280
T2 Biosystems Inc. (a)	2,300	20,148
Tandem Diabetes Care Inc. (a)	4,250	37,442
Team Health Holdings Inc. (a)	17,403	940,284
Teladoc Inc. (a)	2,303	51,334
Tesaro Inc. (a)	5,639	226,124
Tetraphase Pharmaceuticals Inc. (a)	8,767	65,402
TG Therapeutics Inc. (a)	8,568	86,365
TherapeuticsMD Inc. (a)	30,900	181,074
Theravance Biopharma Inc. (a)	5,800	63,742
Theravance Inc.	20,900	150,062
Thoratec Corp. (a)	13,118	829,845
Threshold Pharmaceuticals Inc. (a)	16,900	68,783
Tobira Therapeutics Inc. (a)	422	4,077
Tokai Pharmaceuticals Inc. (a)	2,381	24,643
Tornier NV (a)	8,802	179,473
TransEnterix Inc. (a)	10,849	24,519
Trevena Inc. (a)	7,718	79,881
Triple-S Management Corp. Class B (a)	5,900	105,079
Trovagene Inc. (a)	5,900	33,571
Trupanion Inc. (a)	3,900	29,445
U.S. Physical Therapy Inc.	3,000	134,670
Ultragenyx Pharmaceutical Inc. (a)	9,330	898,572
Unilife Corp. (a)	29,694	29,097
Universal American Corp. (a)	12,056	82,463
Utah Medical Products Inc.	1,000	53,870

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Vanda Pharmaceuticals Inc. (a)	9,926	$111,965
Vascular Solutions Inc. (a)	4,100	132,881
Veracyte Inc. (a)	3,221	15,106
Verastem Inc. (a)	7,406	13,257
Versartis Inc. (a)	5,400	62,262
Vitae Pharmaceuticals Inc. (a)	3,205	35,287
Vital Therapies Inc. (a)	4,100	16,564
VIVUS Inc. (a)	26,761	43,888
Vocera Communications Inc. (a)	6,200	70,742
WellCare Health Plans Inc. (a)	10,677	920,144
West Pharmaceutical Services Inc.	17,528	948,615
Wright Medical Group Inc. (a)	12,381	260,249
XBiotech Inc. (a)	1,000	14,940
Xencor Inc. (a)	6,909	84,497
Xenoport Inc. (a)	14,181	49,208
XOMA Corp. (a)	22,677	17,046
Zafgen Inc. (a)	4,023	128,535
Zeltiq Aesthetics Inc. (a)	7,800	249,834
ZIOPHARM Oncology Inc. (a)	27,828	250,730
Zogenix Inc. (a)	5,987	80,824
ZS Pharma Inc. (a)	4,436	291,268
Zynerba Pharmaceuticals Inc. (a)	837	11,977

		62,335,255

Industrials (11.87%)
Aaon Inc.	9,950	192,831
AAR Corp.	8,611	163,351
ABM Industries Inc.	13,635	372,372
Acacia Research Corp.	12,252	111,248
Acco Brands Corp. (a)	26,622	188,218
Accuride Corp. (a)	9,947	27,553
Actuant Corp. Class A	14,425	265,276
Advanced Drainage Systems Inc.	8,188	236,879
Advisory Board Co., The (a)	10,290	468,607
Aegion Corp. (a)	8,756	144,299
Aerojet Rocketdyne Holdings Inc. (a)	15,226	246,357
Aerovironment Inc. (a)	4,804	96,272
Air Transport Services Group Inc. (a)	13,100	112,005
Aircastle Ltd.	15,204	313,354
Alamo Group Inc.	2,385	111,499
Albany International Corp. Class A	6,951	198,868
Allegiant Travel Co.	3,275	708,219
Allied Motion Technologies Inc.	1,500	26,655
Altra Industrial Motion Corp.	6,400	147,968
Ameresco Inc. Class A (a)	5,100	29,988
American Railcar Industries Inc.	2,353	85,084
American Science & Engineering Inc.	1,881	66,888
American Woodmark Corp. (a)	3,053	198,048
Apogee Enterprises Inc.	7,136	318,622
Applied Industrial Technologies Inc.	9,768	372,645
ARC Document Solutions Inc. (a)	10,621	63,195
ArcBest Corp.	6,389	164,645
Argan Inc.	3,100	107,508
Astec Industries Inc.	4,657	156,056
Astronics Corp. (a)	4,611	186,423
Atlas Air Worldwide Holdings Inc. (a)	6,043	208,846

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
AZZ Inc.	6,200	$301,878
Barnes Group Inc.	13,344	481,048
Barrett Business Services Inc.	1,800	77,274
Beacon Roofing Supply Inc. (a)	12,085	392,642
Blount International Inc. (a)	11,394	63,465
Blue Bird Corp. (a)	1,200	11,952
Brady Corp.	11,813	232,244
Briggs & Stratton Corp.	10,780	208,162
Brink’s Co., The	11,799	318,691
Builders FirstSource Inc. (a)	12,307	156,053
CAI International Inc. (a)	4,300	43,344
Casella Waste Systems Inc. Class A (a)	9,014	52,281
CBIZ Inc. (a)	12,074	118,567
CDI Corp.	3,486	29,805
CEB Inc.	8,100	553,554
CECO Environmental Corp.	7,055	57,780
Celadon Group Inc.	6,600	105,732
Chart Industries Inc. (a)	7,400	142,154
CIRCOR International Inc.	4,121	165,335
Civeo Corp.	27,000	39,960
Clarcor Inc.	12,199	581,648
Columbus McKinnon Corp.	4,600	83,536
Comfort Systems USA Inc.	9,073	247,330
Commercial Vehicle Group Inc. (a)	7,796	31,418
Continental Building Products Inc. (a)	7,669	157,521
Con-way Inc.	13,900	659,555
Covenant Transport Group Inc. Class A (a)	2,800	50,316
CRA International Inc. (a)	2,415	52,116
Cubic Corp.	5,154	216,159
Curtiss-Wright Corp.	11,578	722,699
Deluxe Corp.	12,100	674,454
DigitalGlobe Inc. (a)	17,623	335,189
Douglas Dynamics Inc.	5,610	111,415
Ducommun Inc. (a)	2,600	52,182
DXP Enterprises Inc. (a)	2,900	79,112
Dycom Industries Inc. (a)	8,333	602,976
Eagle Bulk Shipping Inc. (a)	5,300	31,429
Echo Global Logistics Inc. (a)	7,108	139,317
EMCOR Group Inc.	15,250	674,812
Encore Wire Corp.	5,095	166,454
EnerSys	10,839	580,754
Engility Holdings Inc.	4,300	110,854
Ennis Inc.	6,032	104,716
Enphase Energy Inc. (a)	6,700	24,790
EnPro Industries Inc.	5,574	218,334
ESCO Technologies Inc.	6,210	222,939
Essendant Inc.	9,308	301,858
Esterline Technologies Corp. (a)	7,171	515,523
ExOne Co., The (a)	2,431	16,312
Exponent Inc.	6,158	274,400
Federal Signal Corp.	15,234	208,858
Forward Air Corp.	7,508	311,507
Franklin Covey Co. (a)	2,700	43,362
Franklin Electric Co. Inc.	11,451	311,811
Freightcar America Inc.	3,060	52,510
FTI Consulting Inc. (a)	10,182	422,655

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
FuelCell Energy Inc. (a)	59,996	$44,085
Furmanite Corp. (a)	9,400	57,152
G&K Services Inc. Class A	4,780	318,444
Generac Holdings Inc. (a)	16,790	505,211
General Cable Corp.	12,000	142,800
Gibraltar Industries Inc. (a)	7,482	137,295
Global Brass & Copper Holdings Inc.	5,300	108,703
Golden Ocean Group Ltd.	17,362	42,711
Gorman-Rupp Co., The	4,791	114,840
GP Strategies Corp. (a)	3,200	73,024
Graham Corp.	2,600	45,890
Granite Construction Inc.	9,653	286,405
Great Lakes Dredge & Dock Co. (a)	14,800	74,592
Greenbrier Companies Inc., The	6,434	206,596
Griffon Corp.	8,347	131,632
H&E Equipment Services Inc.	7,800	130,416
Harsco Corp.	19,300	175,051
Hawaiian Holdings Inc. (a)	11,700	288,756
HC2 Holdings Inc. (a)	4,800	33,648
Healthcare Services Group Inc.	17,547	591,334
Heartland Express Inc.	12,176	242,789
HEICO Corp.	4,641	226,852
HEICO Corp. Class A	9,700	440,477
Heidrick & Struggles International Inc.	4,212	81,923
Heritage-Crystal Clean Inc. (a)	3,467	35,606
Herman Miller Inc.	14,537	419,247
Hill International Inc. (a)	8,500	27,880
Hillenbrand Inc.	15,253	396,731
HNI Corp.	10,847	465,336
Hub Group Inc. (a)	8,750	318,588
Hurco Companies Inc.	1,569	41,171
Huron Consulting Group Inc. (a)	5,590	349,543
Hyster-Yale Materials Handling Inc.	2,296	132,778
ICF International Inc. (a)	4,632	140,766
Innerworkings Inc. (a)	8,652	54,075
Insperity Inc.	4,699	206,427
Insteel Industries Inc.	4,500	72,360
Interface Inc.	15,967	358,299
John Bean Technologies Corp.	7,100	271,575
Kadant Inc.	2,558	99,788
Kaman Corp.	6,546	234,674
Kelly Services Inc. Class A	7,516	106,276
Keyw Holding Corp., The (a)	7,911	48,653
Kforce Inc.	6,210	163,199
Kimball International Inc. Class B	8,797	83,220
KLX Inc. (a)	12,800	457,472
Knight Transportation Inc.	15,349	368,376
Knoll Inc.	11,744	258,133
Korn/Ferry International	12,233	404,545
Kratos Defense & Security Solutions Inc. (a)	10,124	42,723
L.B. Foster Co. Class A	2,536	31,142
Lawson Products Inc. (a)	1,400	30,310
Lindsay Corp.	2,898	196,455
LSI Industries Inc.	5,747	48,505
Lydall Inc. (a)	4,190	119,373
Marten Transport Ltd.	5,797	93,738

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Masonite International Corp. (a)	7,298	$442,113
MasTec Inc. (a)	16,459	260,546
Matson Inc.	10,600	407,994
Matthews International Corp. Class A	8,061	394,747
McGrath Rentcorp	6,340	169,215
Meritor Inc. (a)	23,715	252,090
Milacron Holdings Corp. (a)	3,568	62,618
Miller Industries Inc.	2,650	51,781
Mistras Group Inc. (a)	3,962	50,912
Mobile Mini Inc.	11,147	343,216
Moog Inc. Class A (a)	9,382	507,285
MRC Global Inc. (a)	25,000	278,750
MSA Safety Inc.	7,118	284,506
Mueller Industries Inc.	13,894	410,985
Mueller Water Products Inc.	38,703	296,465
Multi-Color Corp.	2,973	227,405
MYR Group Inc. (a)	5,000	131,000
National Presto Industries Inc.	1,218	102,629
Navigant Consulting Inc. (a)	11,348	180,547
Navios Maritime Holdings Inc.	19,671	48,981
Navistar International Corp. (a)	12,400	157,728
NCI Building Systems Inc. (a)	6,254	66,105
Neff Corp. Class A (a)	2,623	14,663
NL Industries Inc. (a)	1,843	5,511
NN Inc.	6,514	120,509
Nortek Inc. (a)	2,289	144,917
Northwest Pipe Co. (a)	2,400	31,344
NV5 Holdings Inc. (a)	1,200	22,272
Omega Flex Inc.	600	20,040
On Assignment Inc. (a)	12,587	464,460
Orion Marine Group Inc. (a)	6,764	40,449
P.A.M. Transportation Services Inc. (a)	800	26,440
Park-Ohio Holdings Corp.	2,066	59,625
Patrick Industries Inc. (a)	3,000	118,470
Pendrell Corp. (a)	40,546	29,193
PGT Inc. (a)	11,700	143,676
Plug Power Inc. (a)	41,300	75,579
Ply Gem Holdings Inc. (a)	5,300	62,010
Powell Industries Inc.	2,355	70,886
Power Solutions International Inc. (a)	1,100	24,981
PowerSecure International Inc. (a)	5,500	63,360
Preformed Line Products Co.	600	22,290
Primoris Services Corp.	9,464	169,500
Proto Labs Inc. (a)	5,608	375,736
Quad Graphics Inc.	6,840	82,764
Quanex Building Products Corp.	8,241	149,739
Radiant Logistics Inc. (a)	6,600	29,436
Raven Industries Inc.	9,284	157,364
RBC Bearings Inc. (a)	5,600	334,488
Republic Airways Holdings Inc. (a)	12,432	71,857
Resources Connection Inc.	8,864	133,580
Rexnord Corp. (a)	24,672	418,931
Roadrunner Transportation Systems Inc. (a)	6,931	127,530
RPX Corp. (a)	13,066	179,266
Rush Enterprises Inc. Class A (a)	8,736	211,411

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Safe Bulkers Inc.	9,600	$26,496
Saia Inc. (a)	6,202	191,952
Scorpio Bulkers Inc. (a)	76,147	111,175
Simpson Manufacturing Co. Inc.	10,357	346,856
SkyWest Inc.	12,221	203,846
Sparton Corp. (a)	2,600	55,640
Standard Plus Corp. (a)	3,900	90,285
Standex International Corp.	3,127	235,619
Steelcase Inc.	20,500	377,405
Stock Building Supply Holdings Inc. (a)	3,598	63,361
Sun Hydraulics Corp.	5,400	148,338
Sunrun Inc. (a)	4,344	45,047
Swift Transportation Co. (a)	21,361	320,842
TAL International Group Inc.	8,100	110,727
Taser International Inc. (a)	12,992	286,149
Team Inc. (a)	4,900	157,388
Teledyne Technologies Inc. (a)	8,628	779,108
Tennant Co.	4,535	254,776
Tetra Tech Inc.	14,620	355,412
Textainer Group Holdings Ltd.	5,300	87,397
Thermon Group Holdings Inc. (a)	7,924	162,838
Titan International Inc.	10,838	71,639
Titan Machinery Inc. (a)	4,300	49,364
TRC Companies Inc. (a)	4,100	48,503
Trex Co. Inc. (a)	7,768	258,907
TriMas Corp. (a)	11,155	182,384
TriNet Group Inc. (a)	9,954	167,227
TrueBlue Inc. (a)	10,310	231,666
Tutor Perini Corp. (a)	8,973	147,696
Twin Disc Inc.	2,052	25,465
Ultrapetrol Bahamas Ltd. (a)	5,300	2,173
UniFirst Corp.	3,575	381,846
Univar Inc. (a)	9,769	177,307
Universal Forest Products Inc.	4,910	283,209
Universal Truckload Services Inc.	1,800	28,026
US Ecology Inc.	5,358	233,877
USA Truck Inc. (a)	2,400	41,352
UTi Worldwide Inc. (a)	22,000	100,980
Vectrus Inc. (a)	2,500	55,100
Veritiv Corp. (a)	2,000	74,480
Viad Corp.	4,762	138,050
Vicor Corp. (a)	3,708	37,822
Virgin American Inc. (a)	6,140	210,172
Volt Information Sciences Inc. (a)	2,300	20,930
VSE Corp.	1,100	44,077
Wabash National Corp. (a)	16,145	170,976
WageWorks Inc. (a)	8,700	392,196
Watts Water Technologies Inc.	6,851	361,870
Werner Enterprises Inc.	10,726	269,223
Wesco Aircraft Holdings Inc. (a)	14,960	182,512
West Corp.	12,700	284,480
Woodward Inc.	15,910	647,537
Xerium Technologies Inc. (a)	2,700	35,046
XPO Logistics Inc. (a)	17,329	412,950

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
YRC Worldwide Inc. (a)	8,060	$106,876

		49,026,581

Information Technology (16.98%)
6D Global Technologies Inc. (a) (b)	4,800	13,968
A10 Networks Inc. (a)	8,263	49,495
ACI Worldwide Inc. (a)	28,348	598,710
Actua Corp. (a)	10,121	119,023
Acxiom Corp. (a)	19,161	378,621
Adtran Inc.	12,121	176,967
Advanced Energy Industries Inc. (a)	9,933	261,238
Advanced Micro Devices Inc. (a)	154,400	265,568
Aerohive Networks Inc. (a)	5,692	34,038
Agilysys Inc. (a)	3,514	39,076
Alarm.com Holdings Inc. (a)	1,954	22,784
Alliance Fiber Optic Products Inc.	3,400	58,104
Alpha & Omega Semiconductor Ltd. (a)	4,453	34,689
Ambarella Inc. (a)	7,600	439,204
Amber Road Inc. (a)	4,282	18,070
American Software Inc. Class A	6,300	59,346
Amkor Technology Inc. (a)	23,964	107,598
Angie’s List Inc. (a)	10,500	52,920
Anixter International Inc. (a)	7,035	406,482
Apigee Corp. (a)	1,239	13,071
AppFolio Inc. Class A (a)	1,366	23,017
Applied Micro Circuits Corp. (a)	19,562	103,874
Applied Optoelectronics Inc. (a)	3,700	69,486
Aspen Technology Inc. (a)	20,751	786,670
AVG Technologies NV (a)	10,000	217,500
Avid Technology Inc. (a)	7,800	62,088
AVX Corp.	11,200	146,608
Axcelis Technologies Inc. (a)	25,726	68,688
Badger Meter Inc.	3,530	204,952
Bankrate Inc. (a)	16,551	171,303
Barracuda Networks Inc. (a)	1,946	30,319
Bazaarvoice Inc. (a)	14,913	67,258
Bel Fuse Inc.	2,483	48,270
Belden Inc.	10,373	484,315
Benchmark Electronics Inc. (a)	12,711	276,591
Benefitfocus Inc. (a)	1,925	60,156
Black Box Corp.	3,455	50,927
Blackbaud Inc.	11,411	640,385
Blackhawk Network Holdings Inc. (a)	13,294	563,533
Blucora Inc. (a)	9,720	133,844
Bottomline Technologies Inc. (a)	9,731	243,372
Box Inc. Class A (a)	3,126	39,325
Brightcove Inc. (a)	8,000	39,360
BroadSoft Inc. (a)	7,000	209,720
Brooks Automation Inc.	16,349	191,447
Cabot Microelectronics Corp. (a)	5,943	230,232
CACI International Inc. Class A (a)	5,918	437,754
CalAmp Corp. (a)	8,500	136,765
Calix Inc. (a)	10,120	78,835
Callidus Software Inc. (a)	13,474	228,923
Carbonite Inc. (a)	4,400	48,972
Cardtronics Inc. (a)	11,000	359,700

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Care.com Inc. (a)	4,693	$24,122
Cascade Microtech Inc. (a)	3,200	45,248
Cass Information Systems Inc.	2,706	132,946
Cavium Inc. (a)	13,437	824,629
CEVA Inc. (a)	5,106	94,818
ChannelAdvisor Corp. (a)	5,066	50,356
Checkpoint Systems Inc.	10,615	76,959
Ciber Inc. (a)	18,443	58,649
Ciena Corp. (a)	29,941	620,378
Cimpress NV (a)	7,934	603,857
Cirrus Logic Inc. (a)	15,397	485,159
Clearfield Inc. (a)	2,800	37,604
Code Rebel Corp. (a)	400	2,848
Coherent Inc. (a)	5,800	317,260
Cohu Inc.	6,008	59,239
CommVault Systems Inc. (a)	10,988	373,152
comScore Inc. (a)	8,328	384,337
Comtech Telecommunications Corp.	3,902	80,420
Constant Contact Inc. (a)	7,700	186,648
Control4 Corp. (a)	5,042	41,143
Convergys Corp.	24,049	555,772
Cornerstone OnDemand Inc. (a)	13,092	432,036
Coupons.com Inc. (a)	14,833	133,497
Cray Inc. (a)	9,822	194,574
CSG Systems International Inc.	7,965	245,322
CTS Corp.	8,041	148,839
Cvent Inc. (a)	5,699	191,828
Daktronics Inc.	9,652	83,683
Datalink Corp. (a)	4,900	29,253
Dealertrack Technologies Inc. (a)	13,241	836,302
Demandware Inc. (a)	8,100	418,608
DHI Group Inc. (a)	10,240	74,854
Diebold Inc.	15,700	467,389
Digi International Inc. (a)	6,034	71,141
Digimarc Corp. (a)	1,881	57,465
Digital Turbine Inc. (a)	11,700	21,177
Diodes Inc. (a)	8,927	190,770
Dot Hill Systems Corp. (a)	14,800	144,004
DSP Group Inc. (a)	4,924	44,858
DTS Inc. (a)	4,346	116,038
EarthLink Holdings Corp.	25,040	194,811
Eastman Kodak Co. (a)	4,326	67,572
Ebix Inc.	6,539	163,213
Electro Rent Corp.	3,906	40,544
Electronics for Imaging Inc. (a)	11,408	493,738
Ellie Mae Inc. (a)	7,117	473,779
EMCORE Corp. (a)	6,100	41,480
Endurance International Group Holdings Inc. (a)	14,234	190,166
EnerNOC Inc. (a)	6,830	53,957
Entegris Inc. (a)	34,113	449,950
Envestnet Inc. (a)	8,456	253,426
EPAM Systems Inc. (a)	11,900	886,788
EPIQ Systems Inc.	8,090	104,523
ePlus Inc. (a)	1,318	104,214
Euronet Worldwide Inc. (a)	12,597	933,312
Everi Holdings Inc. (a)	15,337	78,679

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
EVERTEC Inc.	15,768	$284,928
Everyday Health Inc. (a)	5,249	47,976
Exar Corp. (a)	9,767	58,114
Exlservice Holdings Inc. (a)	8,064	297,804
Extreme Networks Inc. (a)	24,164	81,191
Fabrinet (a)	8,628	158,151
Fair Isaac Corp.	7,539	637,046
Fairchild Semiconductor International Inc. (a)	28,283	397,093
FARO Technologies Inc. (a)	4,254	148,890
FEI Co.	10,047	733,833
Finisar Corp. (a)	25,190	280,365
Five9 Inc. (a)	5,786	21,408
Fleetmatics Group Ltd. PLC (a)	9,200	451,628
Formfactor Inc. (a)	13,743	93,178
Forrester Research Inc.	2,352	73,947
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	0
Gigamon Inc. (a)	6,628	132,626
Globant SA (a)	3,700	113,183
Glu Mobile Inc. (a)	29,212	127,656
Gogo Inc. (a)	13,831	211,338
GrubHub Inc. (a)	18,251	444,229
GSI Group Inc. (a)	8,339	106,155
GTT Communications Inc. (a)	6,004	139,653
Guidance Software Inc. (a)	5,178	31,172
Guidewire Software Inc. (a)	16,985	893,071
Hackett Group Inc., The	5,394	74,168
Harmonic Inc. (a)	22,045	127,861
Heartland Payment Systems Inc.	8,875	559,214
Hortonworks Inc. (a)	1,798	39,358
HubSpot Inc. (a)	4,539	210,473
II-VI Inc. (a)	12,696	204,152
Imation Corp. (a)	8,400	17,892
Immersion Corp. (a)	7,200	80,856
Imperva Inc. (a)	6,429	420,971
Infinera Corp. (a)	32,311	632,003
Infoblox Inc. (a)	13,600	217,328
Inphi Corp. (a)	9,337	224,461
Insight Enterprises Inc. (a)	9,448	244,231
Integrated Device Technology Inc. (a)	36,003	730,861
Integrated Silicon Solution Inc.	7,890	169,556
Interactive Intelligence Group (a)	4,211	125,109
InterDigital Inc.	8,804	445,482
Internap Corp. (a)	12,988	79,616
Intersil Corp. Class A	32,200	376,740
Intralinks Holdings Inc. (a)	9,533	79,029
InvenSense Inc. (a)	18,834	174,968
Itron Inc. (a)	9,300	296,763
Ixia (a)	14,899	215,887
IXYS Corp.	6,314	70,464
j2 Global Inc.	11,615	822,923
Jive Software Inc. (a)	12,041	56,231
Kimball Electronics Inc. (a)	7,397	88,246
Knowles Corp. (a)	20,600	379,658
Kopin Corp. (a)	17,200	54,008
KVH Industries Inc. (a)	4,200	42,000

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Lattice Semiconductor Corp. (a)	27,693	$106,618
Limelight Networks Inc. (a)	14,179	27,082
Lionbridge Technologies Inc. (a)	16,100	79,534
Liquidity Services Inc. (a)	6,312	46,646
Littelfuse Inc.	5,437	495,583
LivePerson Inc. (a)	13,900	105,084
LogMeIn Inc. (a)	5,870	400,099
Luxoft Holding Inc. (a)	4,468	282,780
M/A-COM Technology Solutions Holdings Inc. (a)	5,700	165,243
Manhattan Associates Inc. (a)	17,916	1,116,167
ManTech International Corp. Class A	6,055	155,614
Marchex Inc. Class B	8,066	32,506
Marin Software Inc. (a)	6,500	20,345
Marketo Inc. (a)	8,448	240,092
Mattson Technology Inc. (a)	18,100	42,173
MAXIMUS Inc.	15,996	952,722
MaxLinear Inc. Class A (a)	12,596	156,694
MaxPoint Interactive Inc. (a)	2,218	9,049
Mentor Graphics Corp.	24,256	597,425
Mercury Systems Inc. (a)	7,978	126,930
Mesa Laboratories Inc.	700	77,980
Methode Electronics Inc.	9,367	298,807
Microsemi Corp. (a)	23,161	760,144
MicroStrategy Inc. (a)	2,225	437,146
Millennial Media Inc. (a)	28,900	50,575
MINDBODY, Inc. Class A (a)	1,735	27,118
MKS Instruments Inc.	12,978	435,152
MobileIron Inc. (a)	9,450	29,295
Model N Inc. (a)	4,800	48,048
ModusLink Global Solutions Inc. (a)	9,195	26,298
MoneyGram International Inc. (a)	7,262	58,241
Monolithic Power Systems Inc.	9,574	490,189
Monotype Imaging Holdings Inc.	9,600	209,472
Monster Worldwide Inc. (a)	22,516	144,553
MTS Systems Corp.	3,570	214,593
Multi-Fineline Electronix Inc. (a)	2,134	35,638
Nanometrics Inc. (a)	5,904	71,675
NeoPhotonics Corp. (a)	6,800	46,308
Netgear Inc. (a)	7,803	227,614
NetScout Systems Inc. (a)	22,344	790,307
NeuStar Inc. Class A (a)	13,419	365,131
New Relic Inc. (a)	1,438	54,802
Newport Corp. (a)	9,418	129,498
NIC Inc.	15,806	279,924
Nimble Storage Inc. (a)	12,300	296,676
Novatel Wireless Inc. (a)	9,100	20,111
NVE Corp.	1,200	58,248
Oclaro Inc. (a)	23,100	53,130
Omnivision Technologies Inc. (a)	14,045	368,822
Opower Inc. (a)	6,315	56,267
OSI Systems Inc. (a)	4,765	366,714
Park City Group Inc. (a)	2,300	24,311
Park Electrochemical Corp.	4,852	85,347
Paycom Software Inc. (a)	7,636	274,209
Paylocity Holding Corp. (a)	3,732	111,923

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
PC Connection Inc.	2,720	$56,386
PDF Solutions Inc. (a)	6,563	65,630
Pegasystems Inc.	8,680	213,615
Perficient Inc. (a)	8,600	132,698
Pericom Semiconductor Corp.	5,809	106,014
PFSweb Inc. (a)	2,900	41,238
Photronics Inc. (a)	16,072	145,612
Plantronics Inc.	8,554	434,971
Plexus Corp. (a)	8,140	314,041
PMC-Sierra Inc. (a)	42,800	289,756
Polycom Inc. (a)	32,700	342,696
Power Integrations Inc.	7,089	298,943
Progress Software Corp. (a)	12,310	317,967
Proofpoint Inc. (a)	9,600	579,072
PROS Holdings Inc. (a)	5,800	128,412
Q2 Holdings Inc. (a)	4,749	117,395
QAD Inc. Class A	2,458	62,925
QLIK Technologies Inc. (a)	22,139	806,967
QLogic Corp. (a)	21,160	216,890
Qualys Inc. (a)	6,000	170,760
Quantum Corp. (a)	52,795	36,814
QuinStreet Inc. (a)	8,298	46,054
Rambus Inc. (a)	27,958	329,904
Rapid7 Inc. (a)	1,943	44,203
RealD Inc. (a)	9,872	94,870
Realnetworks Inc. (a)	5,369	21,959
RealPage Inc. (a)	12,816	213,002
Reis Inc.	2,100	47,565
RetailMeNot Inc. (a)	9,343	76,986
RingCentral Inc. Class A (a)	13,027	236,440
Rocket Fuel Inc. (a)	6,350	29,654
Rofin-Sinar Technologies Inc. (a)	6,934	179,799
Rogers Corp. (a)	4,427	235,428
Rovi Corp. (a)	21,500	225,535
Rubicon Project Inc., The (a)	6,230	90,522
Ruckus Wireless Inc. (a)	18,300	217,404
Rudolph Technologies Inc. (a)	7,717	96,077
Sanmina Corp. (a)	20,026	427,956
Sapiens International Corp. NV	6,300	72,576
ScanSource Inc. (a)	6,978	247,440
Science Applications International Corp.	11,152	448,422
SciQuest Inc. (a)	6,754	67,540
SeaChange International Inc. (a)	8,200	51,660
Semtech Corp. (a)	16,149	243,850
ServiceSource International Inc. (a)	14,259	57,036
ShoreTel Inc. (a)	16,139	120,558
Shutterstock Inc. (a)	4,800	145,152
Sigma Designs Inc. (a)	8,600	59,254
Silicon Graphics International Corp. (a)	8,400	33,012
Silicon Laboratories Inc. (a)	10,400	432,016
Silver Spring Networks Inc. (a)	8,700	112,056
Sonus Networks Inc. (a)	12,121	69,332
SPS Commerce Inc. (a)	3,925	266,468
Stamps.com Inc. (a)	3,440	254,594
Stratasys Ltd. (a)	12,400	328,476
Super Micro Computer Inc. (a)	9,107	248,257

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Sykes Enterprises Inc. (a)	9,435	$240,593
Synaptics Inc. (a)	8,924	735,873
Synchronoss Technologies Inc. (a)	9,474	310,747
SYNNEX Corp.	7,005	595,845
Syntel Inc. (a)	7,554	342,272
Take-Two Interactive Software Inc. (a)	20,510	589,252
Tangoe Inc. (a)	9,518	68,530
Tech Data Corp. (a)	8,900	609,650
TechTarget (a)	4,626	39,414
TeleCommunication Systems Inc. Class A (a)	11,900	40,936
TeleNav Inc. (a)	6,808	53,170
TeleTech Holdings Inc.	3,905	104,615
Tessera Technologies Inc.	12,772	413,942
Textura Corp. (a)	5,003	129,278
TiVo Inc. (a)	23,677	205,043
Travelzoo Inc. (a)	2,100	17,367
TrueCar Inc. (a)	11,902	62,009
TTM Technologies Inc. (a)	14,305	89,120
TubeMogul Inc. (a)	3,429	36,073
Tyler Technologies Inc. (a)	8,190	1,222,849
Ubiquiti Networks Inc.	7,346	248,956
Ultra Clean Holdings Inc. (a)	7,523	43,182
Ultratech Inc. (a)	6,879	110,202
Unisys Corp. (a)	12,038	143,252
United Online Inc. (a)	3,600	36,000
Universal Display Corp. (a)	9,798	332,152
Varonis Systems Inc. (a)	2,167	33,762
VASCO Data Security International Inc. (a)	7,102	121,018
Veeco Instruments Inc. (a)	9,733	199,624
Verint Systems Inc. (a)	14,939	644,618
ViaSat Inc. (a)	10,399	668,552
Violin Memory Inc. (a)	24,177	33,364
Virnetx Holding Corp. (a)	10,627	37,832
Virtusa Corp. (a)	7,228	370,869
Vishay Intertechnology Inc.	32,800	317,832
Vishay Precision Group Inc. (a)	3,021	35,013
Web.com Group Inc. (a)	10,657	224,650
WebMD Health Corp. (a)	9,182	365,811
Wix.com Ltd. (a)	4,600	80,132
Workiva Inc. (a)	1,801	27,357
Xactly Corp. (a)	1,873	14,609
Xcerra Corp. (a)	13,396	84,127
XO Group Inc. (a)	6,200	87,606
Xoom Corp. (a)	7,626	189,735
Xura Inc. (a)	5,549	124,187
Yodlee Inc. (a)	4,455	71,859
Zendesk Inc. (a)	13,019	256,604
Zix Corp. (a)	13,900	58,519

		70,116,152

Materials (3.43%)
A. Schulman Inc.	7,047	228,820
AEP Industries Inc. (a)	900	51,597
AK Steel Holding Corp. (a)	44,300	106,763

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
American Vanguard Corp.	7,413	$85,694
Axiall Corp.	17,082	268,017
Balchem Corp.	7,588	461,123
Berry Plastics Group Inc. (a)	29,000	872,030
Boise Cascade Co. (a)	9,498	239,540
Calgon Carbon Corp.	12,540	195,373
Carpenter Technology Corp.	12,200	363,194
Century Aluminum Co. (a)	11,700	53,820
Chase Corp.	1,554	61,212
Chemtura Corp. (a)	16,283	466,019
Clearwater Paper Corp. (a)	4,676	220,894
Cliffs Natural Resources Inc.	37,200	90,768
Coeur Mining Inc. (a)	32,020	90,296
Commercial Metals Co.	28,100	380,755
Core Molding Technologies Inc. (a)	1,900	35,055
Deltic Timber Corp.	2,565	153,413
Ferro Corp. (a)	18,024	197,363
Flotek Industries Inc. (a)	13,328	222,578
FutureFuel Corp.	6,273	61,977
Globe Specialty Metals Inc.	15,805	191,715
Greif Inc. Class A	7,500	239,325
Handy & Harman Ltd. (a)	648	15,539
Hawkins Inc.	2,665	102,602
Haynes International Inc.	3,100	117,304
HB Fuller Co.	12,254	415,901
Headwaters Inc. (a)	17,676	332,309
Hecla Mining Co.	87,869	173,102
Horsehead Holding Corp. (a)	13,729	41,736
Innophos Holdings Inc.	4,771	189,122
Innospec Inc.	5,749	267,386
Intrepid Potash Inc. (a)	13,200	73,128
Kaiser Aluminum Corp.	4,200	337,050
Kapstone Paper and Packaging Corp.	20,646	340,865
KMG Chemicals Inc.	2,201	42,457
Koppers Holdings Inc.	5,019	101,233
Kraton Performance Polymers Inc. (a)	7,614	136,291
Kronos Worldwide Inc.	5,200	32,292
Louisiana-Pacific Corp. (a)	34,610	492,846
LSB Industries Inc. (a)	4,700	72,004
Materion Corp.	4,852	145,657
Minerals Technologies Inc.	8,384	403,773
Myers Industries Inc.	5,966	79,944
Neenah Paper Inc.	4,153	242,037
Olin Corp.	18,819	316,347
Olympic Steel Inc.	2,300	22,885
OM Group Inc.	7,391	243,090
Omnova Solutions Inc. (a)	11,758	65,139
P. H. Glatfelter Co.	10,296	177,297
PolyOne Corp.	21,663	635,592
Quaker Chemical Corp.	3,300	254,364
Rayonier Advanced Materials Inc.	9,800	59,976
Real Industry Inc. (a)	5,900	52,038
Rentech Inc. (a)	5,699	31,917
Ryerson Holding Corp. (a)	2,755	14,464
Schnitzer Steel Industries Inc. Class A	6,432	87,089

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Schweitzer-Mauduit International Inc.	7,548	$259,500
Senomyx Inc. (a)	10,500	46,830
Sensient Technologies Corp.	11,386	697,962
Stepan Co.	4,646	193,320
Stillwater Mining Co. (a)	29,222	301,863
Summit Materials Inc. Class A (a)	6,187	116,130
SunCoke Energy Inc.	15,777	122,745
TimkenSteel Corp.	9,700	98,164
Trecora Resources (a)	5,000	62,100
Tredegar Corp.	5,899	77,159
Trinseo SA (a)	2,800	70,700
Tronox Ltd. Class A	15,604	68,189
United States Lime & Minerals Inc.	414	18,899
US Concrete Inc. (a)	3,700	176,823
Valhi Inc.	4,600	8,694
Wausau Paper Corp.	10,426	66,726
Worthington Industries Inc.	11,622	307,751

		14,145,672

Telecommunication Services (0.82%)
8x8 Inc. (a)	21,229	175,564
Atlantic Tele-Network Inc.	2,449	181,052
Boingo Wireless Inc. (a)	8,910	73,775
Cincinnati Bell Inc. (a)	50,085	156,265
Cogent Communications Holdings Inc.	11,200	304,192
Consolidated Communications
Holdings Inc.	12,043	232,069
FairPoint Communications Inc. (a)	5,294	81,581
General Communication Inc.
Class A (a)	8,782	151,577
Globalstar Inc. (a)	115,600	181,492
Hawaiian Telcom Holdco Inc. (a)	2,600	54,028
IDT Corp. Class B	4,305	61,562
inContact Inc. (a)	14,920	112,049
Inteliquent Inc.	7,900	176,407
Intelsat SA (a)	6,700	43,081
Iridium Communications Inc. (a)	19,815	121,862
Leap Wireless International Inc. Contingent Value Rights (a) (b)	13,674	8,615
Lumos Networks Corp.	5,550	67,488
NTELOS Holdings Corp. (a)	4,650	41,990
Orbcomm Inc. (a)	13,764	76,803
Pacific DataVision Inc. (a)	3,200	95,680
Premiere Global Services Inc. (a)	10,840	148,942
Shenandoah Telecommunications Co.	5,738	245,644
Spok Holdings Inc.	5,566	91,616
Straight Path Communications Inc. Class B (a)	2,300	92,943
Vonage Holdings Corp. (a)	45,779	269,181
Windstream Holdings Inc.	24,400	149,816

		3,395,274

Utilities (3.65%)
Abengoa Yield PLC	11,900	196,945
ALLETE Inc.	11,796	595,580

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
American States Water Co.	9,156	$379,058
Artesian Resources Corp. Class A	1,786	43,114
Atlantic Power Corp.	28,644	53,278
Avista Corp.	15,306	508,924
Black Hills Corp.	10,789	446,018
California Water Service Group	11,682	258,406
Chesapeake Utilities Corp.	3,662	194,379
Cleco Corp.	14,780	786,887
Connecticut Water Service Inc.	2,624	95,828
Consolidated Water Co. Ltd. Ordinary Shares	3,600	41,760
Dynegy Inc. (a)	31,143	643,726
El Paso Electric Co.	9,732	358,332
Empire District Electric Co., The	10,730	236,382
Genie Energy Ltd. Class B (a)	3,000	24,690
Idacorp Inc.	12,155	786,550
Laclede Group Inc., The	10,629	579,599
MGE Energy Inc.	8,439	347,602
Middlesex Water Co.	3,953	94,240
New Jersey Resources Corp.	20,724	622,342
Northwest Natural Gas Co.	6,475	296,814
NorthWestern Corp.	11,444	616,031
NRG Yield Inc. Class A	8,379	93,426
NRG Yield Inc. Class C	15,241	176,948
ONE Gas Inc.	12,900	584,757
Ormat Technologies Inc.	9,040	307,631
Otter Tail Corp.	9,036	235,478
Pattern Energy Group Inc.	13,536	258,402
Piedmont Natural Gas Company Inc.	19,137	766,820
PNM Resources Inc.	19,177	537,915
Portland General Electric Co.	21,549	796,667
SJW Corp.	3,948	121,401
South Jersey Industries Inc.	16,596	419,049
Southwest Gas Corp.	11,323	660,357
Spark Energy Inc. Class A	800	13,240
Talen Energy Corp. (a)	20,200	204,020
TerraForm Global Inc. Class A (a)	10,436	69,504
UIL Holdings Corp.	13,786	693,022
Unitil Corp.	3,398	125,318
Vivint Solar Inc. (a)	5,157	54,045
WGL Holdings Inc.	12,052	695,039
York Water Co., The	2,900	60,958

		15,080,482

Total Common Stocks
(cost $334,355,151)		401,055,894

	Shares	Value
Short-term Investments (3.14%)
JPMorgan U.S. Government Money Market Fund	12,181,469	$12,181,469

	Principal amount	Value
U.S. Treasury Bill (c)
0.045%, 10/08/2015	$775,000	$775,002

Total Short-term Investments
(cost $ 12,956,462)		12,956,471

TOTAL INVESTMENTS (100.24%)
(cost $ 347,311,613)		414,012,365
LIABILITIES, NET OF OTHER ASSETS (-0.24%)		(1,003,959)

NET ASSETS (100.00%)		$413,008,406

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At September 30, 2015, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	112	December 2015	$12,824,653	$12,274,080	($550,573)

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (a) (96.21%)
Australia (6.20%)
AGL Energy Ltd.	13,670	$153,850
Alumina Ltd.	55,470	44,131
Amcor Ltd.	24,555	228,358
AMP Ltd.	59,550	233,888
APA Group	23,062	139,189
Aristocrat Leisure Ltd.	11,883	72,272
Asciano Ltd.	20,069	118,815
ASX Ltd.	4,061	108,419
Aurizon Holdings Ltd.	42,875	151,471
AusNet Services	36,169	34,765
Australia & New Zealand Banking Group Ltd.	56,597	1,081,349
Bank of Queensland Ltd.	6,978	57,125
Bendigo and Adelaide Bank Ltd.	9,322	65,149
BGP Holdings PLC (b) (c)	183,756	0
BHP Billiton Ltd.	65,434	1,033,484
Boral Ltd.	15,035	55,918
Brambles Ltd.	31,422	215,853
Caltex Australia Ltd.	5,344	117,968
CIMIC Group Ltd.	2,074	34,455
Coca-Cola Amatil Ltd.	11,437	72,507
Cochlear Ltd.	1,237	72,787
Commonwealth Bank of Australia	34,524	1,772,066
Computershare Ltd.	9,303	69,470
Crown Resorts Ltd.	7,339	51,332
CSL Ltd.	9,708	610,955
Dexus Property Group	20,423	102,992
Federation Centres	67,054	129,484
Flight Centre Travel Group Ltd.	1,064	27,101
Fortescue Metals Group Ltd.	29,472	38,046
Goodman Group	35,388	146,277
GPT Group	35,279	112,123
Harvey Norman Holdings Ltd.	11,319	31,005
Healthscope Ltd.	25,193	45,281
Iluka Resources Ltd.	7,836	34,425
Incitec Pivot Ltd.	34,102	93,993
Insurance Australia Group Ltd.	48,887	167,151
James Hardie Industries PLC	8,768	105,839
Lend Lease Corp. Ltd.	11,207	99,217
Macquarie Group Ltd.	5,983	324,249
Medibank Private Ltd.	54,609	93,033
Mirvac Group	77,615	94,238
National Australia Bank Ltd.	53,470	1,131,581
Newcrest Mining Ltd. (b)	15,258	137,303
Orica Ltd.	7,280	77,266
Origin Energy Ltd. (c)	22,487	98,390
Platinum Asset Management Ltd.	4,603	21,992
Qantas Airways Ltd. (b)	12,829	33,681
QBE Insurance Group Ltd.	28,216	256,957
Ramsay Health Care Ltd.	2,823	116,432
REA Group Ltd.	1,046	32,756
Rio Tinto Ltd.	8,959	308,229
Santos Ltd.	19,788	55,997
Scentre Group	106,620	293,450
Seek Ltd.	6,996	59,290
Sonic Healthcare Ltd.	7,802	100,352

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
South32 Ltd. (b)	64,194	$62,049
Stockland	46,929	127,497
Suncorp Group Ltd.	26,771	230,301
Sydney Airport	21,660	91,032
Tabcorp Holding Ltd.	16,390	53,959
Tatts Group Ltd.	31,663	84,008
Telstra Corp. Ltd.	88,245	348,894
TPG Telecom Ltd.	5,799	44,445
Transurban Group	39,654	277,768
Treasury Wine Estates Ltd.	12,793	59,279
Wesfarmers Ltd.	23,187	640,961
Westfield Corp.	39,843	280,363
Westpac Banking Corp.	63,818	1,340,618
Woodside Petroleum Ltd.	15,306	313,259
Woolworths Ltd.	26,007	455,866
WorleyParsons Ltd.	3,949	16,531

		15,390,536

Austria (0.17%)
Andritz AG	1,650	74,351
Erste Group Bank AG (b)	5,603	162,827
Immoeast AG Interim Shares (b) (c)	8,216	0
Immofinanz AG Interim Shares (b) (c)	7,204	0
OMV AG	2,874	69,931
Raiffeisen Bank International AG (b)	2,187	28,742
VoestAlpine AG	2,369	81,452

		417,303

Belgium (1.29%)
Ageas	4,222	173,509
Anheuser-Busch InBev SA/NV	16,383	1,742,421
Colruyt SA	1,360	65,547
Delhaize Group	2,158	191,286
Groupe Bruxelles Lambert SA	1,687	127,308
KBC GROEP NV	5,026	317,854
Proximus	3,216	111,248
Solvay SA	1,189	121,516
Telenet Group Holding NV (b)	1,033	59,342
UCB SA	2,658	208,235
Umicore SA	2,073	79,948

		3,198,214

Denmark (1.78%)
A P Moller-Maersk A/S Class A	76	114,480
A P Moller-Maersk A/S Class B	147	226,598
Carlsberg A/S Class B	2,230	171,356
Coloplast A/S Class B	2,197	155,765
Danske Bank A/S	14,359	433,934
DSV A/S	3,621	135,306
ISS A/S	3,120	103,636
Novo Nordisk A/S Class B	40,033	2,160,363
Novozymes A/S B Shares	5,000	218,211
Pandora A/S	2,335	272,772
TDC A/S	16,066	82,858
Tryg A/S	2,594	50,400

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Vestas Wind Systems A/S	4,680	$243,308
William Demant Holding A/S (b)	578	48,019

		4,417,006

Finland (0.83%)
Elisa OYJ	3,002	101,549
Fortum OYJ	9,264	137,069
Kone Corp. OYJ Class B	6,505	247,566
Metso OYJ	2,272	47,264
Neste Oyj	2,575	59,263
Nokia OYJ	75,159	513,922
Nokian Renkaat OYJ	2,334	75,555
Orion OYJ Class B	2,131	80,638
Sampo OYJ A Shares	8,994	435,283
Stora Enso OYJ R Shares	11,110	84,064
UPM-Kymmene OYJ	10,828	162,536
Wartsila OYJ Class B	2,974	118,015

		2,062,724

France (9.56%)
Accor SA	4,403	206,444
Aeroports de Paris (ADP)	601	68,214
Air Liquide SA	7,085	839,942
Airbus Group SE	11,978	709,337
Alcatel-Lucent (b)	56,238	207,501
Alstom SA (b)	4,539	140,396
Arkema	1,356	87,893
AtoS	1,777	136,591
AXA SA	40,083	973,173
BNP Paribas SA	21,516	1,266,734
Bollore	17,290	84,296
Bouygues SA	4,154	147,421
Bureau Veritas SA	5,247	110,766
Cap Gemini SA	3,165	282,643
Carrefour SA	11,254	333,528
Casino Guichard Perrachon SA	1,133	60,338
Christian Dior SE	1,097	205,528
Cie Generale des Etablissements Michelin Class B	3,821	349,600
CNP Assurances	3,501	48,646
Compagnie de Saint-Gobain	9,995	433,786
Credit Agricole SA	21,284	245,036
Danone	11,789	744,158
Dassault Systemes SA	2,594	191,710
Edenred	4,437	72,654
Electricite de France	5,174	91,360
Engie	30,095	486,951
Essilor International SA	4,201	513,229
Eurazeo SA	737	49,087
Eutelsat Communications	3,674	112,685
Fonciere des Regions	583	50,835
Gecina SA	677	82,561
Groupe Eurotunnel SE	9,570	130,386
Hermes International	554	201,663
ICADE	665	45,119
Iliad SA	548	110,856

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Imerys SA	652	$41,886
Ingenico Group	1,121	135,458
JC Decaux SA	1,523	55,362
Kering	1,578	258,309
Klepierre	3,409	154,504
LafargeHolcim Ltd. Reg (b)	3,534	184,097
Lagardere SCA	2,491	69,024
Legrand SA	5,331	283,625
L’Oreal SA	5,139	893,230
LVMH Moet Hennessy Louis Vuitton SE	5,734	976,172
Natixis SA	19,396	107,392
Numericable - SFR SAS (b)	1,915	88,653
Orange	40,581	615,179
Pernod Ricard SA	4,319	436,082
Peugeot SA (b)	8,966	135,858
Publicis Groupe	3,847	262,914
Remy Cointreau SA	487	32,004
Renault SA	3,937	284,065
Rexel SA	6,135	75,525
Safran SA	5,885	442,503
Sanofi	24,232	2,306,886
Schneider Electric SE (London)	324	18,111
Schneider Electric SE (Paris)	10,951	613,245
SCOR SE	3,043	109,275
SES	6,547	206,619
Societe BIC SA	554	86,086
Societe Generale	14,732	658,387
Sodexo	1,976	163,957
STMicroelectronics NV	12,439	84,981
Suez Environnement Co.	5,949	106,900
Technip SA	2,069	97,913
Thales SA	2,169	151,233
Total SA	44,458	1,999,847
Valeo SA	1,634	221,860
Veolia Environnement	9,213	210,114
Vinci SA	9,605	610,769
Vivendi	23,457	555,736
Wendel	630	73,866
Zodiac Aerospace	4,021	92,323

		23,721,017

Germany (8.18%)
Adidas AG	4,329	349,036
Allianz SE Reg.	9,316	1,463,475
Axel Springer SE	977	54,635
BASF SE	18,789	1,437,046
Bayer AG	16,904	2,168,755
Bayerische Motoren Werke (BMW) AG	6,732	587,317
Beiersdorf AG	2,114	187,387
Brenntag AG	3,186	171,897
Commerzbank AG (b)	21,919	231,504
Continental AG	2,234	477,151
Daimler AG Registered Shares	19,701	1,434,292
Deutsche Bank AG Reg.	28,004	755,749
Deutsche Boerse AG	3,902	336,524

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Lufthansa AG Reg. (b)	5,111	$71,149
Deutsche Post AG	19,718	546,247
Deutsche Telekom AG	64,997	1,157,045
Deutsche Wohnen AG	6,820	182,397
E.ON SE	40,719	349,427
Evonik Industries AG	2,856	95,626
Fraport AG	842	52,063
Fresenius Medical Care AG & Co. KGaA	4,471	349,431
Fresenius SE & Co. KGaA	7,713	517,757
GEA Group AG	3,722	141,921
Hannover Rueck SE	1,289	132,034
HeidelbergCement AG	2,829	194,273
Henkel AG & Co. KGaA	2,121	187,471
Hugo Boss AG	1,323	148,759
Infineon Technologies AG	22,817	256,359
K+S AG Reg.	4,041	135,589
Kabel Deutschland Holding AG (b)	454	59,205
Lanxess AG	1,841	86,201
Linde AG	3,792	615,914
MAN AG	691	70,391
Merck KGaA	2,611	231,168
Metro AG	3,236	89,533
Muenchener Rueckversicherungs- Gesellschaft AG Reg.	3,503	654,236
Osram Licht AG	1,810	93,773
ProSiebenSat.1 Media SE	4,446	218,234
QIAGEN NV (b)	4,488	115,769
RTL Group SA	744	64,138
RWE AG	10,068	114,410
SAP SE	20,043	1,298,459
Siemens AG Reg.	16,184	1,445,828
Symrise AG	2,452	147,741
Telefonica Deutschland Holding AG	12,484	76,339
ThyssenKrupp AG	7,559	132,826
TUI AG (Germany)	5,268	96,534
United Internet AG Reg.	2,618	132,728
Volkswagen AG	725	85,422
Vonovia SE	9,344	300,746

		20,301,911

Hong Kong (2.95%)
AIA Group Ltd.	246,842	1,283,762
ASM Pacific Technology Ltd.	4,692	30,774
Bank of East Asia Ltd., The	24,707	83,068
BOC Hong Kong Holdings Ltd.	77,000	226,595
Cathay Pacific Airways Ltd.	23,494	44,182
Cheung Kong Infrastructure Holdings Ltd.	13,611	122,080
Cheung Kong Property Holdings Ltd.	58,081	425,520
CK Hutchison Holdings Ltd.	58,081	758,513
CLP Holdings Ltd.	38,005	325,149
First Pacific Company Ltd.	44,353	27,155
Galaxy Entertainment Group Ltd.	47,880	122,634
Hang Lung Properties Ltd.	45,000	101,221

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hang Seng Bank Ltd.	15,943	$287,794
Henderson Land Development Co. Ltd.	22,845	136,902
HKT Trust and HKT Ltd.	53,100	63,059
Hong Kong & China Gas Co. Ltd.	141,119	264,622
Hong Kong Exchanges & Clearing Ltd.	23,187	531,632
Hysan Development Co. Ltd.	11,916	49,694
Kerry Properties Ltd.	12,328	33,848
Li & Fung Ltd.	115,240	88,427
Link REIT	47,762	262,331
MGM China Holdings Ltd.	17,454	20,333
MTR Corporation Ltd.	30,306	131,575
New World Development Company Ltd.	107,888	104,930
NWS Holdings Ltd.	30,088	39,427
PCCW Ltd.	83,704	43,304
Power Assets Holdings Ltd.	28,482	269,706
Sands China Ltd.	50,772	153,887
Shangri-La Asia Ltd.	26,974	23,383
Sino Land Co. Ltd.	63,605	97,341
SJM Holdings Ltd.	38,022	27,120
Sun Hung Kai Properties Ltd.	35,099	457,807
Swire Pacific Ltd. Class A	12,321	138,340
Swire Properties Ltd.	23,996	66,976
Techtronic Industries Company Ltd.	27,999	104,199
WH Group Ltd. (b) (d)	120,500	59,811
Wharf Holdings Ltd., The	27,700	156,654
Wheelock and Co. Ltd.	18,104	78,742
Wynn Macau Ltd.	29,936	34,250
Yue Yuen Industrial Holdings Ltd.	14,000	52,359

		7,329,106

Ireland (0.37%)
Bank of Ireland (b)	555,391	217,153
CRH PLC (Dublin)	15,870	418,938
Kerry Group PLC Class A (Dublin)	3,168	238,330
Ryanair Holdings PLC	3,431	50,202

		924,623

Israel (0.60%)
Azrieli Group	804	32,142
Bank Hapoalim B.M.	21,941	110,410
Bank Leumi Le-Israel (b)	30,193	112,700
Bezeq The Israeli Telecommunication Corporation Ltd.	37,816	72,372
Delek Group Ltd.	78	17,050
Israel Chemicals Ltd.	11,028	56,749
Israel Corporation Ltd., The	51	12,230
Mizrahi Tefahot Bank Ltd.	2,374	28,072
NICE Systems Ltd.	1,126	63,066
Teva Pharmaceutical Industries Ltd.	17,605	994,931

		1,499,722

Italy (2.33%)
Assicurazioni Generali SpA	23,827	435,943
Atlantia SpA	8,259	231,026

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Banca Monte dei Paschi di Siena SpA (b)	47,938	$85,420
Banco Popolare Societa Cooperativa (b)	7,684	113,688
CNH Industrial NV	19,871	129,526
Enel Green Power SpA	33,575	63,485
Enel SpA	142,938	637,788
Eni SpA	51,888	816,217
EXOR SpA	2,081	90,721
Fiat Chrysler Automobiles NV (Italy) (b)	1,315	17,092
Finmeccanica SpA (b)	8,641	108,209
Intesa Sanpaolo	259,317	916,089
Luxottica Group SpA	3,377	234,041
Mediobanca SpA	11,098	109,190
Pirelli & C. SpA	5,395	90,280
Prysmian SpA	3,927	81,168
Saipem SpA (b)	5,291	42,426
Snam SpA	42,453	218,033
Telecom Italia SpA (b)	234,379	288,831
Tenaris SA	9,773	117,494
Terna - Rete Elettrica Nationale SpA	32,081	155,921
UBI Banca - Unione di Banche Italiane ScpA	18,621	132,125
UniCredit SpA	99,234	618,644
UnipolSai SpA	17,077	37,134

		5,770,491

Japan (21.82%)
ABC-Mart Inc.	500	27,952
ACOM Co. Ltd. (b)	6,600	33,771
Aeon Co. Ltd.	13,000	201,681
Aeon Credit Service Co. Ltd.	2,300	45,508
Aeon Mall Co. Ltd.	2,100	32,259
Air Water Inc.	3,769	56,614
Aisin Seiki Co. Ltd.	4,100	137,563
Ajinomoto Co. Inc.	11,000	231,968
Alfresa Holdings Corp.	3,600	61,479
All Nippon Airways Co. Ltd.	25,000	70,036
Alps Electric Co. Ltd.	3,500	98,840
Amada Holdings Co. Ltd.	7,000	53,372
Aozora Bank Ltd.	25,000	86,708
Asahi Glass Co. Ltd.	19,000	111,023
Asahi Group Holdings Ltd.	7,800	253,057
Asahi Kasei Corp.	26,000	183,337
ASICS Corp.	3,400	81,036
Astellas Pharma Inc.	43,800	566,951
Bandai Namco Holdings Inc.	3,700	85,872
Bank of Kyoto Ltd., The	7,000	71,195
Bank of Yokohama Ltd., The	23,000	139,795
Benesse Holdings Inc.	1,300	34,757
Bridgestone Corp.	13,300	460,262
Brother Industries Ltd.	5,100	61,476
CALBEE Inc.	1,600	51,776
Canon Inc.	21,700	627,726
Casio Computer Co. Ltd.	4,400	80,088
Central Japan Railway Co.	3,000	483,683

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Chiba Bank Ltd., The	14,000	$99,415
Chubu Electric Power Co. Inc.	13,500	199,047
Chugai Pharmaceutical Co. Ltd.	4,700	144,352
Chugoku Bank Ltd., The	3,000	44,524
Chugoku Electric Power Company Inc., The	5,900	81,321
Citizen Holdings Co. Ltd.	4,800	33,174
COLOPL Inc. (b)	1,000	16,084
Credit Saison Co. Ltd.	2,800	50,868
Dai Nippon Printing Co. Ltd.	11,000	106,286
Daicel Chemical Industries Ltd.	5,700	69,972
Daihatsu Motor Co. Ltd.	3,700	42,799
Dai-ichi Life Insurance Company Ltd.	22,000	350,237
Daiichi Sankyo Co. Ltd.	12,840	222,799
Daikin Industries Ltd.	4,700	263,604
Daito Trust Construction Co. Ltd.	1,500	152,407
Daiwa House Industry Co. Ltd.	12,000	297,490
Daiwa Securities Group Inc.	34,000	219,997
Denso Corp.	9,900	419,353
Dentsu Inc.	4,416	226,630
Don Quijote Holdings Co. Ltd.	2,400	90,422
East Japan Railway Co.	6,813	574,102
Eisai Co. Ltd.	5,200	306,808
Electric Power Development Co. Ltd.	2,800	85,454
FamilyMart Co. Ltd.	1,100	50,152
Fanuc Corp.	4,200	646,122
Fast Retailing Co. Ltd.	1,100	447,435
Fuji Electric Co. Ltd.	13,000	47,147
Fuji Heavy Industries Ltd.	12,000	431,814
FUJIFILM Holdings Corp.	9,500	355,130
Fujitsu Ltd.	38,000	165,292
Fukuoka Financial Group Inc.	15,000	71,443
GungHo Online Entertainment Inc.	8,300	24,655
Gunma Bank Ltd.	7,000	44,803
Hachijuni Bank Ltd., The	9,549	67,781
Hakuhodo DY Holdings Inc.	5,100	48,352
Hamamatsu Photonics KK	3,100	70,157
Hankyu Hanshin Holdings Inc.	24,000	146,786
Higo Bank Ltd., The (c)	7,000	50,991
Hikari Tsushin Inc.	400	27,997
Hino Motors Ltd.	5,000	50,954
Hirose Electric Co. Ltd.	600	65,318
Hiroshima Bank Ltd., The	11,000	63,572
Hisamitsu Pharmaceutical Co. Inc.	1,100	36,781
Hitachi Chemical Co. Ltd.	1,900	26,215
Hitachi Construction Machinery Co. Ltd.	2,100	28,145
Hitachi High-Technologies Corp.	1,600	34,645
Hitachi Ltd.	99,000	499,557
Hitachi Metals Ltd.	5,000	58,065
Hokuhoku Financial Group Inc.	27,000	61,821
Hokuriku Electric Power Co.	3,100	41,695
Honda Motor Co. Ltd.	33,400	996,880
Hoya Corp.	8,600	281,666
Hulic Company Ltd.	6,500	58,801
Ibiden Co. Ltd.	2,300	30,110

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Idemitsu Kosan Co. Ltd.	1,600	$24,509
IHI Corp.	28,000	71,950
Iida Group Holdings Co. Ltd.	3,300	51,627
INPEX Corp.	19,600	175,238
Isetan Mitsukoshi Holdings Ltd.	6,940	104,130
Isuzu Motors Ltd.	12,000	120,504
Itochu Corp.	32,500	343,565
Itochu Techno-Solutions Corp.	1,000	21,327
Iyo Bank Ltd., The	5,000	57,478
J. Front Retailing Co. Ltd.	4,800	77,753
Japan Airlines Co. Ltd.	2,600	92,001
Japan Airport Terminal Co. Ltd.	800	34,576
Japan Exchange Group Inc.	11,400	166,648
Japan Prime Realty Investment Corp.	15	48,760
Japan Real Estate Investment Corp.	27	124,370
Japan Retail Fund Investment Corp.	51	98,678
Japan Tobacco Inc.	22,600	701,056
JFE Holdings Inc.	10,200	133,966
JGC Corp.	4,000	53,069
Joyo Bank Ltd., The	12,000	63,218
JSR Corp.	3,700	53,335
JTEKT Corp.	4,000	56,004
JX Holdings Inc.	45,800	165,380
Kajima Corp.	18,000	95,524
Kakaku.com Inc.	2,900	47,097
Kamigumi Co. Ltd.	5,000	40,970
Kaneka Corp.	5,000	36,821
Kansai Electric Power Company Inc., The (b)	14,100	156,753
Kansai Paint Co. Ltd.	5,000	68,002
Kao Corp.	10,200	462,375
Kawasaki Heavy Industries Ltd.	29,000	100,118
KDDI Corp.	35,700	799,074
Keihan Electric Railway Co. Ltd.	10,000	66,698
Keikyu Corp.	9,000	71,638
Keio Corp.	13,000	92,423
Keisei Electric Railway Co. Ltd.	6,000	65,820
Keyence Corp.	970	433,181
Kikkoman Corp.	3,000	82,629
Kintetsu Group Holdings Co. Ltd.	38,000	136,490
Kirin Holdings Co. Ltd.	16,500	216,426
Kobe Steel Ltd.	61,000	66,141
Koito Manufacturing Company Ltd.	2,124	69,405
Komatsu Ltd.	19,400	284,762
Konami Corp.	2,000	43,225
Konica Minolta Holdings Inc.	9,000	94,813
KOSE Corp.	600	54,762
Kubota Corp.	23,000	316,535
Kuraray Co. Ltd.	7,500	93,473
Kurita Water Industries Ltd.	2,000	42,462
Kyocera Corp.	6,500	297,700
Kyowa Hakko Kirin Co. Ltd.	5,000	74,538
Kyushu Electric Power Co. Inc. (b)	8,300	90,556
Lawson Inc.	1,300	95,917
LIXIL Group Corp.	5,700	116,007
M3 Inc.	4,000	79,491

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mabuchi Motor Co. Ltd.	1,000	$43,420
Makita Corp.	2,400	127,663
Marubeni Corp.	33,000	161,679
Marui Group Co. Ltd.	5,400	65,136
Maruichi Steel Tube Ltd.	1,000	22,636
Mazda Motor Corp.	10,800	170,654
McDonald’s Holdings Company Ltd. (Japan)	1,300	29,179
MEDIPAL HOLDINGS CORP.	2,500	39,667
MEIJI Holdings Company Ltd.	2,536	185,966
Minebea Co. Ltd.	6,000	63,692
Miraca Holdings Inc.	1,090	46,225
Mitsubishi Chemical Holdings Corp.	27,500	143,594
Mitsubishi Corp.	28,400	465,520
Mitsubishi Electric Corp.	40,000	366,421
Mitsubishi Estate Company Ltd.	26,000	531,115
Mitsubishi Gas Chemical Co. Inc.	7,000	32,313
Mitsubishi Heavy Industries Ltd.	63,000	281,751
Mitsubishi Logistics Corp.	2,000	23,192
Mitsubishi Materials Corp.	24,000	72,922
Mitsubishi Motors Corp.	13,000	99,428
Mitsubishi Tanabe Pharma Corp.	4,300	75,885
Mitsubishi UFJ Financial Group Inc.	259,600	1,568,565
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,500	41,852
Mitsui & Co. Ltd.	35,000	393,382
Mitsui Chemicals Inc.	19,000	60,895
Mitsui Fudosan Co. Ltd.	19,000	520,816
Mitsui OSK Lines Ltd.	24,000	57,649
mixi Inc.	1,000	34,223
Mizuho Financial Group Inc.	473,129	885,035
MS&AD Insurance Group Holdings Inc.	10,500	281,713
Murata Manufacturing Co. Ltd.	4,200	542,533
Nabtesco Corp.	2,345	42,843
Nagoya Railroad Co. Ltd.	18,000	70,737
NEC Corp.	52,000	160,098
Nexon Co. Ltd.	2,900	38,772
NGK Insulators Ltd.	5,000	95,677
NGK Spark Plug Co. Ltd.	3,700	84,936
NH Foods Ltd.	3,000	61,221
NHK Spring Co. Ltd.	3,000	29,089
Nidec Corp.	4,400	302,570
Nikon Corp.	7,000	84,654
Nintendo Co. Ltd.	2,200	370,814
Nippon Building Fund Inc.	28	135,487
Nippon Electric Glass Co. Ltd.	7,500	36,226
Nippon Express Co. Ltd.	18,000	86,010
Nippon Paint Co. Ltd.	2,900	50,720
Nippon Prologis REIT Inc.	33	59,878
Nippon Steel Corp.	15,700	286,097
Nippon Telegraph & Telephone Corp.	15,400	542,444
Nippon Yusen KK	33,000	76,475
Nissan Motor Co. Ltd.	50,600	465,247
Nisshin Seifun Group Inc.	4,900	71,253
Nissin Foods Holdings Co. Ltd.	1,400	64,404
Nitori Holdings Co. Ltd.	1,500	117,456

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nitto Denko Corp.	3,400	$203,635
NOK Corp.	2,000	43,271
Nomura Holdings Inc.	75,200	436,488
Nomura Real Estate Holdings Inc.	2,300	46,239
Nomura Real Estate Master Fund Inc. (b) (c)	72	92,007
Nomura Research Institute Ltd.	2,640	101,342
NSK Ltd.	9,500	92,084
NTT Data Corp.	2,600	131,083
NTT DoCoMo Inc.	30,800	519,505
NTT Urban Development Corp.	2,300	21,193
Obayashi Corp.	14,000	119,451
Odakyu Electric Railway Co. Ltd.	13,000	117,071
Oji Paper Co. Ltd.	16,000	68,675
Olympus Corp.	5,400	168,471
OMRON Corp.	4,000	120,409
Ono Pharmaceutical Co. Ltd.	1,700	201,561
Oracle Corp. Japan	700	29,560
Oriental Land Co. Ltd.	4,000	223,372
Orix Corp.	26,900	346,992
Osaka Gas Co. Ltd.	38,000	144,074
OTSUKA Corp.	1,100	53,596
Otsuka Holdings Co. Ltd.	7,931	253,249
Panasonic Corp.	44,800	453,382
Park24 Co. Ltd.	1,900	35,659
Rakuten Inc.	18,900	241,588
Recruit Holdings Co Ltd.	2,800	83,956
Resona Holdings Inc.	44,295	225,694
Ricoh Co. Ltd.	14,300	144,329
RINNAI Corp.	700	53,407
Rohm Co. Ltd.	1,900	84,493
Ryohin Keikaku Co. Ltd.	500	101,804
Sankyo Co. Ltd.	1,000	35,576
Sanrio Co. Ltd.	800	21,854
Santen Pharmaceutical Co. Ltd.	7,800	104,720
SBI Holdings Inc.	4,000	45,196
Secom Co. Ltd.	4,200	252,590
Sega Sammy Holdings Inc.	4,226	41,240
Seibu Holdings Inc.	2,400	48,636
Seiko Epson Corp.	5,400	76,389
Sekisui Chemical Co. Ltd.	8,000	84,204
Sekisui House Ltd.	12,000	187,967
Seven & I Holdings Co. Ltd.	15,380	701,837
Seven Bank Ltd.	13,400	57,996
Sharp Corp. (b)	31,000	35,554
Shikoku Electric Power Co. Inc.	3,500	57,079
Shimadzu Corp.	5,000	72,186
Shimamura Co. Ltd.	400	43,086
Shimano Inc.	1,600	224,793
Shimizu Corp.	12,000	103,034
Shin-Etsu Chemical Co. Ltd.	8,400	430,786
Shinsei Bank Ltd.	35,000	71,948
Shionogi & Co. Ltd.	6,200	222,240
Shiseido Co. Ltd.	7,300	159,189
Shizuoka Bank Ltd., The	11,000	110,394
Showa Shell Sekiyu KK	3,400	26,802

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
SMC Corp.	1,100	$240,854
Softbank Corp.	19,700	910,924
Sompo Japan Nipponkoa Holdings Inc.	6,700	194,600
Sony Corp.	25,600	627,510
Sony Financial Holdings Inc.	3,800	62,369
Stanley Electric Co. Ltd.	2,800	55,864
Sumitomo Chemical Co. Ltd.	30,000	151,702
Sumitomo Corp.	22,700	219,518
Sumitomo Dainippon Pharma Co. Ltd.	3,000	29,991
Sumitomo Electric Industries Ltd.	15,400	197,015
Sumitomo Heavy Industries Ltd.	11,000	43,589
Sumitomo Metal Mining Co. Ltd.	10,000	113,598
Sumitomo Mitsui Financial Group Inc.	25,889	981,718
Sumitomo Mitsui Trust Holdings Inc.	69,000	252,888
Sumitomo Realty & Development Co. Ltd.	7,000	222,792
Sumitomo Rubber Industries Ltd.	3,800	52,748
Suntory Beverage & Food Ltd.	2,800	107,573
Suruga Bank Ltd.	3,500	65,126
Suzuken Co. Ltd.	1,400	46,686
Suzuki Motor Corp.	7,298	224,413
Sysmex Corp.	2,900	153,154
T&D Holdings Inc.	11,800	139,380
TAIHEIYO CEMENT CORP.	26,000	77,906
Taisei Corp.	22,000	143,420
Taisho Pharmaceutical Holdings Co. Ltd.	600	34,493
Taiyo Nippon Sanso Corp.	3,000	28,500
Takashimaya Co. Ltd.	6,000	48,479
Takeda Pharmaceutical Company Ltd.	16,100	706,343
TDK Corp.	2,600	147,050
Teijin Ltd.	18,000	54,675
Terumo Corp.	6,200	175,477
THK Co. Ltd.	2,700	43,007
Tobu Railway Co. Ltd.	22,000	94,505
Toho Co. Ltd.	2,200	50,146
Toho Gas Co. Ltd.	8,000	47,174
Tohoku Electric Power Co. Inc.	9,100	123,319
Tokio Marine Holdings Inc.	14,200	530,512
Tokyo Electric Power Company Inc. (b)	29,200	195,045
Tokyo Electron Ltd.	3,600	169,975
Tokyo Gas Co. Ltd.	48,000	232,191
Tokyo Tatemono Co. Ltd.	4,000	47,693
Tokyu Corp.	24,000	176,127
Tokyu Fudosan Holdings Corp.	11,100	73,854
TonenGeneral Sekiyu KK	6,000	58,146
Toppan Printing Co. Ltd.	10,000	80,555
Toray Industries Inc.	30,000	259,357
Toshiba Corp. (b)	84,000	211,618
Toto Ltd.	3,000	93,491
Toyo Seikan Kaisha Ltd.	3,100	49,344
Toyo Suisan Kaisha Ltd.	2,000	75,824
Toyoda Gosei Co. Ltd.	1,200	23,586
Toyota Industries Corp.	3,400	161,734

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyota Motor Corp.	55,700	$3,261,119
Toyota Tsusho Corp.	4,400	92,744
Trend Micro Inc.	2,000	70,648
Unicharm Corp.	7,500	132,839
United Urban Investment Corp.	58	77,459
USS Co. Ltd.	4,200	69,855
West Japan Railway Co.	3,300	206,831
Yahoo Japan Corp.	30,000	114,210
Yakult Honsha Co. Ltd.	1,700	84,681
Yamada Denki Co. Ltd.	13,600	54,829
Yamaguchi Financial Group Inc.	4,000	49,032
Yamaha Corp.	3,600	79,733
Yamaha Motor Co. Ltd.	5,100	102,603
Yamato Holdings Co. Ltd.	6,900	132,109
Yamazaki Baking Co. Ltd.	2,000	30,818
Yaskawa Electric Corp.	4,900	50,004
Yokogawa Electric Corp.	5,100	53,382
Yokohama Rubber Company Ltd., The	2,000	35,274

		54,134,673

Netherlands (2.97%)
Aegon NV	39,155	224,520
Akzo Nobel NV	5,032	327,277
Altice NV Class A (b)	5,397	112,923
Altice NV Class B (b)	1,799	40,134
ArcelorMittal	20,635	107,010
ASML Holding NV	7,131	626,835
Delta Lloyd NV	4,624	38,854
Gemalto NV	1,691	109,936
Heineken Holding NV	2,064	147,156
Heineken NV	4,662	377,476
ING Groep NV CVA	78,469	1,111,710
Koninklijke Ahold NV	18,583	362,518
Koninklijke DSM NV	3,733	172,284
Koninklijke KPN NV	63,986	239,974
Koninklijke Philips NV	19,727	464,114
Koninklijke Vopak NV	1,545	61,772
NN Group NV	3,517	100,963
OCI NV (b)	1,581	40,556
Randstad Holding NV	2,637	157,616
Reed Elsevier NV	21,095	344,628
Royal Boskalis Westminster NV	1,922	84,131
TNT Express NV	9,689	73,937
Unibail-Rodamco SE (Amsterdam)	1,998	517,849
Unilever NV CVA	33,278	1,333,948
Wolters Kluwer - CVA	6,316	194,781

		7,372,902

New Zealand (0.13%)
Auckland International Airport Ltd.	18,582	58,171
Contact Energy Ltd.	14,983	47,548
Fletcher Building Ltd.	13,758	59,985
Meridian Energy Ltd.	24,405	32,862
Mighty River Power Ltd.	16,801	27,065
Ryman Healthcare Ltd.	7,066	33,096

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Spark New Zealand Ltd.	36,499	$69,749

		328,476

Norway (0.56%)
DnB NOR ASA	20,204	262,942
Gjensidige Forsikring ASA	4,030	54,262
Norsk Hydro ASA	26,327	87,789
Orkla ASA	16,230	120,025
Seadrill Ltd.	7,447	43,492
Statoil ASA	23,161	337,666
Subsea 7 SA (b)	5,826	43,855
Telenor ASA	15,232	284,634
Yara International ASA	3,632	144,891

		1,379,556

Portugal (0.15%)
Banco Comercial Portugues SA Rights (b)	812,015	39,683
Banco Espirito Santo SA Reg. (b) (c)	47,542	0
Energias de Portugal SA	46,477	170,270
Galp Energia SGPS SA B Shares	7,835	77,314
Jeronimo Martins SGPS SA	5,541	74,783

		362,050

Singapore (1.23%)
Ascendas Real Estate Investment Trust	40,000	65,898
CapitaLand Commercial Trust	42,000	39,654
Capitaland Ltd.	51,000	96,299
CapitaLand Mall Trust	48,000	64,184
City Developments Ltd.	8,000	43,348
Comfortdelgro Corp. Ltd.	41,000	82,827
DBS Group Holdings Ltd.	35,807	408,713
Genting Singapore PLC	123,000	62,827
Global Logistic Properties Ltd.	67,726	97,370
Golden Agri-Resources Ltd.	141,330	32,851
Hutchison Port Holdings Trust	114,000	62,768
Jardine Cycle & Carriage Ltd.	2,514	47,766
Keppel Corp. Ltd.	29,400	140,604
Noble Group Ltd.	95,300	27,885
Oversea-Chinese Banking Corporation Ltd.	63,325	392,126
Sembcorp Industries Ltd.	22,120	53,986
Sembcorp Marine Ltd.	15,800	25,509
Singapore Airlines Ltd.	10,367	78,041
Singapore Exchange Ltd.	16,000	79,151
Singapore Press Holdings Ltd.	32,000	86,372
Singapore Technologies
Engineering Ltd.	33,500	70,283
Singapore Telecommunications Ltd.	162,550	411,432
StarHub Ltd.	12,000	29,219
Suntec Real Estate Investment Trust	52,900	55,877
United Overseas Bank Ltd.	26,618	347,554
UOL Group Ltd.	9,094	38,503
Wilmar International Ltd.	40,900	74,005

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Yangzijiang Shipbuilding Holdings Ltd.	36,548	$29,224

		3,044,276

Spain (3.34%)
Abertis Infraestructuras SA	9,862	156,039
ACS Actividades de Construccion y Servicios SA	4,135	118,972
Aena SA (b) (d)	1,341	148,334
Amadeus IT Holding SA A Shares	9,083	389,162
Banco Bilbao Vizcaya Argentaria SA	128,977	1,090,607
Banco de Sabadell SA	101,960	187,663
Banco Popular Espanol SA	35,305	128,970
Banco Popular Espanol SA Rights (b) (c)	35,305	707
Banco Santander SA	293,742	1,561,946
Bankia SA	91,655	118,954
Bankinter SA	14,313	105,446
CaixaBank SA	53,033	204,668
CaixaBank SA Interim Shares (b) (c)	558	2,148
Distribuidora Internacional de Alimentacion SA	12,527	75,832
Enagas SA	4,228	121,240
Endesa SA	6,470	136,442
Ferrovial SA	9,100	217,673
Gas Natural SDG SA	7,278	142,009
Grifols SA	2,778	114,859
Iberdrola SA	112,467	749,392
Industria de Diseno Textil SA	22,180	743,728
International Consolidated Airlines Group SA (b)	16,348	146,461
Mapfre SA	22,332	58,395
Red Electrica Corporacion SA	2,170	180,187
Repsol SA	21,632	252,300
Telefonica SA	91,037	1,104,459
Zardoya Otis SA	3,214	34,732

		8,291,325

Sweden (2.85%)
Alfa Laval AB	5,972	97,767
Assa Abloy AB Class B	20,193	362,177
Atlas Copco AB Class A	13,854	333,175
Atlas Copco AB Class B	7,737	173,063
Boliden AB	5,396	84,491
Electrolux AB Series B	4,775	134,926
Getinge AB B Shares	3,999	89,256
Hennes & Mauritz AB (H&M) B Shares	19,494	712,240
Hexagon AB B Shares	5,160	157,646
Husqvarna AB B Shares	8,516	55,851
ICA Gruppen AB	1,632	55,250
Industrivarden AB C Shares	3,318	58,280
Investment AB Kinnevik B Shares	4,653	133,007
Investor AB B Shares	9,351	321,309
Lundin Petroleum AB (b)	4,181	53,960
Millicom International Cellular SA SDR	1,408	88,053
Nordea Bank AB	62,395	696,110

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Sandvik AB	21,659	$184,499
Securitas AB Class B	6,793	83,079
Skandinaviska Enskilda Banken AB Class A	31,281	334,557
Skanska AB Class B	7,938	155,844
SKF AB B Shares	8,309	152,707
Svenska Cellulosa AB Class B	11,884	332,541
Svenska Handelsbanken AB A Shares	30,575	438,594
Swedbank AB - A Shares	18,572	410,819
Swedish Match AB	4,057	122,637
Tele2 AB B Shares	6,813	66,444
Telefonaktiebolaget LM Ericsson B Shares	62,134	609,511
TeliaSonera AB	52,589	283,864
Volvo AB B Shares	31,098	297,892

		7,079,549

Switzerland (9.29%)
ABB Ltd. Reg.	45,252	800,667
Actelion Ltd. Reg.	2,054	261,055
Adecco SA Reg.	3,416	250,173
Aryzta AG	1,832	77,646
Baloise Holding AG Reg.	1,048	120,105
Barry Callebaut AG Reg.	42	45,733
Chocoladefabriken Lindt & Sprungli AG Reg.	2	141,874
Chocoladefabriken Lindt & Sprungli AG	19	111,400
Compagnie Financiere Richemont SA Reg.	10,637	827,675
Credit Suisse Group AG Reg.	31,960	768,217
Dufry AG Reg. (b)	889	104,095
Ems-Chemie Holding AG Reg	183	75,286
Geberit AG Reg.	767	234,637
Givaudan SA Reg.	186	302,652
Julius Baer Group Ltd.	4,477	203,309
Kuehne & Nagel International AG Reg.	1,118	143,760
LafargeHolcim Ltd. Reg. (b)	5,340	279,923
Lonza Group AG Reg.	1,056	138,564
Nestle SA Reg.	65,845	4,951,915
Novartis AG Reg.	46,966	4,316,732
Pargesa Holding SA	544	31,925
Partners Group Holding AG	348	117,951
Roche Holding AG	14,346	3,808,455
Schindler Holding AG	898	128,995
Schindler Holding AG Reg.	401	58,814
SGS SA Reg	114	199,203
Sika AG	43	132,636
Sonova Holding AG Reg.	1,083	139,456
Sulzer AG Reg.	461	45,172
Swatch Group AG Reg., The	1,012	73,006
Swatch Group AG, The	623	231,052
Swiss Life Holding AG Reg.	640	142,762
Swiss Prime Site AG Reg.	1,186	86,654
Swiss Re AG	7,143	612,849

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Swisscom AG	523	$261,012
Syngenta AG Reg.	1,893	606,539
Transocean Ltd.	7,161	92,373
UBS Group AG	74,796	1,382,837
Zurich Insurance Group AG	3,073	754,440

		23,061,549

United Kingdom (19.52%)
3i Group PLC	20,258	143,100
Aberdeen Asset Management PLC	19,006	85,374
Admiral Group PLC	4,505	102,461
Aggreko PLC	5,274	76,031
Amec Foster Wheeler PLC	8,211	89,194
Anglo American PLC	28,731	239,993
Antofagasta PLC	8,074	61,158
ARM Holdings PLC	29,117	418,330
Ashtead Group PLC	10,286	145,462
Associated British Foods PLC	7,404	374,710
AstraZeneca PLC	25,713	1,630,682
Aviva PLC	81,514	557,520
Babcock International Group PLC	4,930	68,203
BAE Systems PLC	64,066	434,277
Barclays PLC	337,226	1,248,001
Barratt Developments PLC	20,324	198,524
BG Group PLC	69,552	1,003,349
BHP Billiton PLC	43,094	655,960
BP PLC	373,460	1,894,700
British American Tobacco PLC	38,065	2,100,263
British Land Company PLC	19,753	250,856
BT Group PLC	171,473	1,091,347
Bunzl PLC	6,914	185,531
Burberry Group PLC	9,048	187,553
Capita PLC	13,583	246,694
Carnival PLC	3,674	190,080
Centrica PLC	105,566	366,739
Cobham PLC	23,257	100,671
Coca-Cola HBC AG CDI	3,987	84,399
Compass Group PLC	33,774	539,468
CRH PLC	961	25,366
Croda International PLC	2,806	115,141
Diageo PLC	51,625	1,387,004
Direct Line Insurance Group PLC	28,016	158,967
Dixons Carphone PLC	19,951	128,225
easyJet PLC	3,368	90,916
Experian PLC	20,063	322,076
Fresnillo PLC	4,481	40,141
G4S PLC	31,670	110,713
GKN PLC	33,270	135,138
GlaxoSmithKline PLC	99,477	1,909,350
Glencore PLC	249,916	346,899
Hammerson PLC	16,035	151,413
Hargreaves Lansdown PLC	5,143	94,057
HSBC Holdings PLC	392,352	2,959,790
ICAP PLC	11,328	78,458
IMI PLC	5,889	84,620
Imperial Tobacco Group PLC	19,499	1,008,074

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Inmarsat PLC	9,145	$136,045
InterContinental Hotels Group PLC	4,764	165,046
Intertek Group PLC	3,274	120,819
Intu Properties PLC	18,851	94,090
Investec PLC	11,483	87,924
ITV PLC	77,862	290,149
J Sainsbury PLC	26,461	104,649
Johnson Matthey PLC	4,211	156,126
Kingfisher PLC	47,900	260,204
Land Securities Group PLC	16,093	306,796
Legal & General Group PLC	120,313	433,821
Lloyds Banking Group PLC	1,160,539	1,321,228
London Stock Exchange Group PLC	6,386	234,074
Marks & Spencer Group PLC	33,925	257,517
Meggitt PLC	16,406	118,355
Melrose Industries PLC	20,889	83,565
Merlin Entertainments PLC (d)	14,392	81,093
Mondi PLC	7,522	157,655
National Grid PLC	76,663	1,067,696
Next PLC	2,949	339,849
Old Mutual PLC	101,521	290,945
Pearson PLC	16,610	283,914
Persimmon PLC	6,286	191,323
Petrofac Ltd.	5,199	60,550
Prudential PLC	52,533	1,108,264
Randgold Resources Ltd.	1,954	115,140
Reckitt Benckiser Group PLC	13,195	1,196,599
Reed Elsevier PLC (London)	22,870	392,253
Rexam PLC	14,224	112,934
Rio Tinto PLC	25,950	870,704
Rolls-Royce Holdings PLC	37,596	385,666
Royal Bank of Scotland Group PLC (b)	66,078	315,265
Royal Dutch Shell PLC Class A	79,546	1,877,844
Royal Dutch Shell PLC Class B	49,768	1,176,776
Royal Mail PLC	16,339	113,529
RSA Insurance Group PLC	20,097	122,521
SABMiller PLC	19,740	1,117,832
Sage Group PLC, The	21,680	164,022
Schroders PLC	2,565	108,992
SEGRO PLC	15,156	98,606
Severn Trent PLC	4,764	157,593
Shire PLC	12,046	823,488
Sky PLC	21,369	338,079
Smith & Nephew PLC	18,058	315,495
Smiths Group PLC	8,198	124,911
South32 Ltd. (b)	41,739	40,026
Sports Direct International (b)	5,461	62,652
SSE PLC	20,951	474,184
St. James’s Place PLC	10,691	137,595
Standard Chartered PLC	50,375	488,886
Standard Life PLC	39,819	233,863
Tate & Lyle PLC	10,057	89,615
Taylor Wimpey PLC	66,722	197,682
Tesco PLC	165,411	459,444
Travis Perkins PLC	5,186	154,713
TUI AG (United Kingdom)	3,705	68,456

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Tullow Oil PLC (b)	17,842	$45,862
Unilever PLC	26,341	1,072,863
United Utilities Group PLC	13,957	195,621
Vodafone Group PLC	539,185	1,700,634
Weir Group PLC, The	4,238	75,188
Whitbread PLC	3,693	261,636
William Hill PLC	17,577	93,486
William Morrison Supermarkets PLC	45,044	113,351
Wolseley PLC	5,264	307,912
WPP PLC	26,721	556,305

		48,426,898

United States (0.09%)
Fiat Chrysler Automobiles NV (United States) (b)	16,868	222,826

		222,826

Total Common Stocks
(cost $209,629,125)		238,736,733

Preferred Stocks (a) (0.49%)
Germany (0.41%)
Bayerische Moteren Werke (BMW) AG	1,162	79,916
Fuchs Petrolub SE	1,348	59,663
Henkel AG & Co. KGaA	3,636	374,491
Porsche Automobil Holding SE	3,177	135,168
Volkswagen AG	3,312	363,815

		1,013,053

Italy (0.08%)
Intesa Sanpaolo RSP	19,708	63,507
Telecom Italia RNC SpA	120,735	123,826

		187,333

Spain (0.00%)
Grifols SA Class B	383	11,733

		11,733

Total Preferred Stocks
(cost $1,091,439)		1,212,119

	Shares	Value
Short-term Investments (1.96%)
State Street Institutional U.S. Government Money Market Fund (b)	4,864,824	$4,864,824

Total Short-term Investments
(cost $4,864,824)		4,864,824

TOTAL INVESTMENTS (98.66%)
(cost $215,585,388)		244,813,676
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.34%)		3,330,516

NET ASSETS (100.00%)		$248,144,192

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $289,238 or 0.12% of net assets.

(e)	At September 30, 2015, cash in the amount of $875,347 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$73,634,679	30.08
Japanese Yen	54,134,673	22.11
British Pound	48,426,898	19.78
Swiss Franc	23,061,549	9.42
Australian Dollar	15,390,536	6.29
Hong Kong Dollar	7,329,106	2.99
Swedish Krona	7,079,549	2.89
United States Dollar	5,150,418	2.10
Danish Krone	4,417,006	1.81
Singapore Dollar	2,981,508	1.22
Israeli Shekel	1,499,722	0.61
Norwegian Krone	1,379,556	0.56
New Zealand Dollar	328,476	0.14

Total Investments	$244,813,676	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$61,718,031	24.87
Consumer Discretionary	31,494,056	12.69
Industrials	29,964,847	12.08
Consumer Staples	28,659,383	11.55
Health Care	28,422,001	11.45
Materials	15,825,240	6.38
Telecommunication Services	11,778,618	4.75
Information Technology	11,499,933	4.63
Energy	11,383,368	4.59
Utilities	9,203,375	3.71

Total Stocks	239,948,852	96.70
Short-term Investments	4,864,824	1.96
Cash and Other Assets, Net of Liabilities	3,330,516	1.34

Net Assets	$248,144,192	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	8	December 2015	$709,954	$702,882	$(7,072)
Euro Stoxx 50	101	December 2015	3,579,416	3,488,420	(90,996)
FTSE 100 Index	22	December 2015	2,027,282	2,002,987	(24,295)
Hang Seng Index	1	October 2015	135,596	134,141	(1,455)
Topix Index	18	December 2015	2,162,236	2,117,868	(44,368)

Total					$(168,186)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Australian Dollar	Bank of Montreal	12/16/2015	145,248	$(103,238)	$—	$(1,693)
British Pound	Citibank N.A. London	12/16/2015	444,730	(684,514)	—	(11,958)
Danish Krone	Societe Generale	12/16/2015	591,310	(89,686)	—	(970)
Euro	Morgan Stanley and Co. Inc.	12/16/2015	1,602,832	(1,814,870)	—	(21,588)
Hong Kong Dollar	Morgan Stanley and Co. Inc.	12/16/2015	775,193	(100,017)	4	—
Japanese Yen	Citibank N.A. London	12/16/2015	142,974,064	(1,193,046)	256	—
Swedish Krona	Morgan Stanley and Co. Inc.	12/16/2015	680,296	(82,546)	—	(1,122)
Swiss Franc	The Bank of New York Mellon	12/16/2015	264,344	(273,335)	—	(1,361)

Total					$260	$(38,692)

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Value
Registered Investment Companies (99.52%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	11,868,966	$133,644,554
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	20,179,371	190,089,678

Total Registered Investment Companies
(cost $280,386,832)		323,734,232

TOTAL INVESTMENTS (99.52%)
(cost $280,386,832)		323,734,232
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.48%)		1,575,423

NET ASSETS (100.00%)		$325,309,655

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (70.33%)
Aerospace/Defense (2.40%)
Northrop Grumman Corp.
5.050%, 08/01/2019	$500,000	$548,373
Precision Castparts Corp.
2.250%, 06/15/2020	1,000,000	1,009,640
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,571,607
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	517,738
Lockheed Martin Corp.
3.350%, 09/15/2021	2,000,000	2,072,400
General Dynamics Corp.
2.250%, 11/15/2022	2,000,000	1,918,208
Raytheon Co.
2.500%, 12/15/2022	2,000,000	1,952,688
Northrop Grumman Corp.
3.250%, 08/01/2023	3,000,000	2,993,853
Rockwell Collins Inc.
3.700%, 12/15/2023	500,000	524,273
Raytheon Co.
3.150%, 12/15/2024	2,000,000	2,021,556
Lockheed Martin Corp.
2.900%, 03/01/2025	3,000,000	2,906,460
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,001,279

		19,038,075

Agriculture, Foods, & Beverage (4.19%)
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,022,986
Hershey Co.
5.450%, 09/01/2016	500,000	522,264
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,060,654
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	530,860
Kraft Foods Group Inc.
6.125%, 08/23/2018	369,000	411,620
PepsiCo Inc.
7.900%, 11/01/2018	500,000	591,070
2.250%, 01/07/2019	2,000,000	2,040,774
Mondelez International Inc.
2.250%, 02/01/2019	1,000,000	1,006,263
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	1,047,694
Kellogg Co.
4.000%, 12/15/2020	632,000	674,830
Campbell Soup Co.
4.250%, 04/15/2021	2,000,000	2,181,576
Hormel Foods Corp.
4.125%, 04/15/2021	1,000,000	1,109,998
General Mills Inc.
3.150%, 12/15/2021	2,000,000	2,038,578
PepsiCo Inc.
2.750%, 03/05/2022	1,500,000	1,507,440
JM Smucker Co., The (a)
3.000%, 03/15/2022	1,000,000	995,464

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Kraft Foods Group Inc.
3.500%, 06/06/2022	$1,500,000	$1,530,366
Sysco Corp.
2.600%, 06/12/2022	2,000,000	1,936,836
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	961,327
PepsiCo Inc.
2.750%, 03/01/2023	2,000,000	1,988,472
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	1,958,822
Hershey Co.
2.625%, 05/01/2023	1,100,000	1,075,403
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,036,265
JM Smucker Co., The (a)
3.500%, 03/15/2025	1,000,000	993,780
Campbell Soup Co.
3.300%, 03/19/2025	1,000,000	988,088
PepsiCo Inc.
2.750%, 04/30/2025	1,000,000	968,933
HJ Heinz Co. (a)
3.950%, 07/15/2025	2,000,000	2,046,366
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,026,055

		33,252,784

Automotive (1.33%)
American Honda Finance Corp.
2.125%, 10/10/2018	1,000,000	1,011,243
Daimler Finance NA LLC (a)
2.250%, 03/02/2020	500,000	485,173
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,114,278
Toyota Motor Credit Corp.
2.750%, 05/17/2021	2,000,000	2,036,504
2.625%, 01/10/2023	2,000,000	1,969,230
Johnson Controls Inc.
3.625%, 07/02/2024	2,000,000	1,945,294
Daimler Finance NA LLC (a)
3.300%, 05/19/2025	1,000,000	967,099

		10,528,821

Banks (3.58%)
Wachovia Bank NA
5.600%, 03/15/2016	500,000	510,950
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	515,628
Wachovia Corp.
5.750%, 06/15/2017	500,000	537,273
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,011,392
Wells Fargo & Co.
2.150%, 01/15/2019	1,000,000	1,007,878
Bank of New York Mellon Corp.
2.200%, 05/15/2019	1,000,000	1,008,442

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
KFW
4.875%, 06/17/2019	$1,000,000	$1,127,935
Bank of New York Mellon Corp.
2.300%, 09/11/2019	1,000,000	1,009,922
Wells Fargo & Co.
2.150%, 01/30/2020	1,000,000	997,547
State Street Corp.
2.550%, 08/18/2020	1,000,000	1,013,213
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,024,665
Bank of New York Mellon Corp.
3.550%, 09/23/2021	2,000,000	2,101,334
Wells Fargo & Co.
3.500%, 03/08/2022	2,000,000	2,067,468
US Bancorp
3.000%, 03/15/2022	2,000,000	2,047,304
3.700%, 01/30/2024	500,000	523,454
Bank of New York Mellon Corp.
3.400%, 05/15/2024	500,000	510,572
Wells Fargo & Co.
3.300%, 09/09/2024	2,000,000	1,984,820
Bank of New York Mellon Corp.
3.250%, 09/11/2024	1,000,000	1,006,653
State Street Corp.
3.300%, 12/16/2024	2,000,000	2,020,184
US Bank NA
2.800%, 01/27/2025	3,000,000	2,912,967
Wells Fargo & Co.
3.000%, 02/19/2025	1,000,000	962,219
PNC Bank NA
2.950%, 02/23/2025	1,500,000	1,452,471
Bank of New York Mellon Corp.
3.000%, 02/24/2025	500,000	491,490
State Street Corp.
3.550%, 08/18/2025	500,000	510,118

		28,355,899

Building Materials & Construction (0.98%)
CRH America Inc.
5.750%, 01/15/2021	1,000,000	1,145,909
Fluor Corp.
3.375%, 09/15/2021	2,000,000	2,075,432
Sonoco Products Co.
4.375%, 11/01/2021	1,000,000	1,065,991
Stanley Black & Decker Inc.
2.900%, 11/01/2022	1,500,000	1,487,472
Fluor Corp.
3.500%, 12/15/2024	1,000,000	1,016,523
CRH America Inc. (a)
3.875%, 05/18/2025	1,000,000	1,001,555

		7,792,882

Chemicals (3.98%)
Rohm & Haas Co.
6.000%, 09/15/2017	144,000	155,417

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	$500,000	$556,720
PPG Industries Inc.
3.600%, 11/15/2020	1,000,000	1,051,001
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	1,067,374
Praxair Inc.
4.050%, 03/15/2021	1,000,000	1,082,754
Monsanto Co.
2.750%, 07/15/2021	500,000	499,332
Praxair Inc.
3.000%, 09/01/2021	1,000,000	1,024,691
Dow Chemical Co., The
4.125%, 11/15/2021	1,500,000	1,567,005
Valspar Corp.
4.200%, 01/15/2022	2,000,000	2,068,946
Praxair Inc.
2.450%, 02/15/2022	1,000,000	977,093
Syngenta Finance NV
3.125%, 03/28/2022	2,000,000	1,955,778
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,203,600
Dow Chemical Co., The
3.000%, 11/15/2022	2,000,000	1,933,294
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	2,000,000	1,935,978
Praxair Inc.
2.700%, 02/21/2023	2,000,000	1,966,202
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	2,000,000	1,976,158
Potash Corporation of Saskatchewan Inc.
3.625%, 03/15/2024	1,500,000	1,488,123
Monsanto Co.
3.375%, 07/15/2024	1,000,000	961,666
Dow Chemical Co., The
3.500%, 10/01/2024	3,000,000	2,864,787
Valspar Corp., The
3.300%, 02/01/2025	1,000,000	962,542
Praxair Inc.
2.650%, 02/05/2025	1,300,000	1,257,294
Potash Corporation of Saskatchewan Inc.
3.000%, 04/01/2025	1,000,000	917,255
Monsanto Co.
2.850%, 04/15/2025	1,000,000	915,421
Valspar Corp., The
3.950%, 01/15/2026	500,000	510,514
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	636,488

		31,535,433

Colleges (0.14%)
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,105,671

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (0.53%)
Pitney Bowes Inc.
5.750%, 09/15/2017	$500,000	$537,960
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	546,962
4.300%, 06/01/2021	1,000,000	1,090,683
3.250%, 06/01/2022	2,000,000	2,031,744

		4,207,349

Computer Software & Services (2.96%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,019,282
Texas Instruments Inc.
1.650%, 08/03/2019	1,000,000	995,874
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	503,065
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	2,106,358
Oracle Corp.
2.800%, 07/08/2021	1,000,000	1,013,915
Intel Corp.
3.300%, 10/01/2021	2,000,000	2,100,778
QUALCOMM Inc.
3.000%, 05/20/2022	1,000,000	986,025
Oracle Corp.
2.500%, 10/15/2022	2,000,000	1,953,908
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,965,140
Microsoft Corp.
2.375%, 05/01/2023	2,000,000	1,953,712
Texas Instruments Inc.
2.250%, 05/01/2023	2,000,000	1,934,066
Oracle Corp.
3.400%, 07/08/2024	1,000,000	1,014,686
Microsoft Corp.
2.700%, 02/12/2025	2,000,000	1,959,814
Oracle Corp.
2.950%, 05/15/2025	1,000,000	974,921
QUALCOMM Inc.
3.450%, 05/20/2025	1,000,000	944,276
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,025,960
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,015,582

		23,467,362

Computers (1.35%)
International Business Machines Corp.
5.700%, 09/14/2017	500,000	543,486
1.875%, 05/15/2019	2,000,000	2,014,914
1.625%, 05/15/2020	1,000,000	987,056
Hewlett-Packard Co.
3.750%, 12/01/2020	1,000,000	1,033,901

	Principal amount	Value
Corporate Bonds (Cont.)
Computers (Cont.)
4.300%, 06/01/2021	$2,000,000	$2,090,720
International Business Machines Corp.
1.875%, 08/01/2022	1,000,000	943,507
Hewlett-Packard Co.
4.050%, 09/15/2022	1,000,000	1,007,449
International Business Machines Corp.
3.375%, 08/01/2023	1,000,000	1,018,478
3.625%, 02/12/2024	1,000,000	1,030,455

		10,669,966

Consumer & Marketing (3.10%)
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,068,022
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	545,076
6.250%, 07/15/2018	1,000,000	1,130,461
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,019,927
Ecolab Inc.
2.250%, 01/12/2020	1,000,000	1,001,609
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	1,053,298
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,327,747
Clorox Co.
3.800%, 11/15/2021	1,000,000	1,064,934
3.050%, 09/15/2022	1,000,000	995,069
Colgate-Palmolive Co.
1.950%, 02/01/2023	1,000,000	959,764
2.100%, 05/01/2023	1,000,000	964,203
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,448,090
Kimberly-Clark Corp.
2.400%, 06/01/2023	3,000,000	2,927,439
Procter & Gamble Co., The
3.100%, 08/15/2023	3,000,000	3,082,869
Clorox Co.
3.500%, 12/15/2024	2,000,000	2,006,106
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	1,016,163
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,002,684

		24,613,461

Electronic/Electrical Manufacturing (1.76%)
Emerson Electric Co.
4.750%, 10/15/2015	1,000,000	1,001,274
2.625%, 12/01/2021	1,000,000	1,010,537

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Siemens Financieringsmaatschappij NV (a)
2.900%, 05/27/2022	$1,500,000	$1,506,032
General Electric Co.
2.700%, 10/09/2022	2,000,000	2,005,048
Emerson Electric Co.
2.625%, 02/15/2023	3,500,000	3,446,023
Rockwell Automation Inc.
2.875%, 03/01/2025	2,000,000	1,986,290
Siemens Financieringsmaatschappij NV (a)
3.250%, 05/27/2025	2,000,000	2,000,054
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,007,237

		13,962,495

Financial Services (1.77%)
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	516,514
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	528,746
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,080,610
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,105,155
JPMorgan Chase & Co.
2.350%, 01/28/2019	1,000,000	1,007,894
2.200%, 10/22/2019	500,000	497,519
General Electric Capital Corp.
4.650%, 10/17/2021	1,000,000	1,124,788
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,078,969
General Electric Capital Corp.
3.150%, 09/07/2022	1,500,000	1,545,494
JPMorgan Chase & Co.
3.250%, 09/23/2022	2,000,000	2,001,436
3.200%, 01/25/2023	1,000,000	992,665
3.625%, 05/13/2024	500,000	506,944
General Electric Capital Corp.
3.450%, 05/15/2024	1,000,000	1,045,776
JPMorgan Chase & Co.
3.125%, 01/23/2025	1,000,000	965,108

		13,997,618

Forest Products & Paper (0.15%)
International Paper Co.
5.250%, 04/01/2016	500,000	508,856
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	651,044

		1,159,900

Health Care (5.97%)
Wyeth
5.450%, 04/01/2017	500,000	534,081
Amgen Inc.
5.850%, 06/01/2017	500,000	535,540

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Johnson & Johnson
5.550%, 08/15/2017	$500,000	$542,383
AstraZeneca PLC
5.900%, 09/15/2017	500,000	544,776
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,095,180
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,014,322
Amgen Inc.
2.200%, 05/22/2019	1,000,000	1,004,131
Baxter International Inc.
4.500%, 08/15/2019	500,000	540,487
AstraZeneca PLC
1.950%, 09/18/2019	1,500,000	1,511,306
Gilead Sciences Inc.
2.350%, 02/01/2020	500,000	503,588
Merck & Co. Inc.
1.850%, 02/10/2020	1,000,000	1,002,232
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	1,023,490
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,076,438
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,085,299
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,078,815
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,006,858
Amgen Inc.
3.875%, 11/15/2021	1,000,000	1,053,723
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	987,864
Medtronic Inc.
3.125%, 03/15/2022	1,000,000	1,017,886
Zimmer Holdings Inc.
3.150%, 04/01/2022	1,000,000	990,104
GlaxoSmithKline Capital Inc.
2.850%, 05/08/2022	2,000,000	1,996,546
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,438,994
Merck & Co. Inc.
2.400%, 09/15/2022	2,000,000	1,950,572
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,974,346
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	2,000,000	1,976,224
Medtronic Inc.
2.750%, 04/01/2023	2,500,000	2,454,648
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	1,986,958
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	2,002,100
Bristol-Myers Squibb Co.
3.250%, 11/01/2023	1,000,000	1,036,656
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,019,677

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Amgen Inc.
3.625%, 05/22/2024	$1,000,000	$1,002,932
Becton Dickinson & Co.
3.734%, 12/15/2024	2,000,000	2,036,038
Gilead Sciences Inc.
3.500%, 02/01/2025	500,000	503,552
Merck & Co. Inc.
2.750%, 02/10/2025	1,000,000	973,340
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	979,806
EMD Finance LLC (a)
3.250%, 03/19/2025	1,000,000	969,366
Zimmer Holdings Inc.
3.550%, 04/01/2025	2,000,000	1,958,444
Amgen Inc.
3.125%, 05/01/2025	1,000,000	957,500
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	984,593
Gilead Sciences Inc.
3.650%, 03/01/2026	1,000,000	1,004,655

		47,355,450

Machinery & Manufacturing (4.58%)
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,001,156
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,022,069
Caterpillar Inc.
5.700%, 08/15/2016	500,000	521,488
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,057,851
Honeywell International Inc.
5.300%, 03/15/2017	500,000	532,014
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	540,606
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	542,802
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,059,276
Covidien International
6.000%, 10/15/2017	500,000	546,046
United Technologies Corp.
5.375%, 12/15/2017	500,000	543,871
Danaher Corp.
5.625%, 01/15/2018	500,000	545,753
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	1,000,000	1,005,486
John Deere Capital Corp.
1.700%, 01/15/2020	1,000,000	986,868
Danaher Corp.
2.400%, 09/15/2020	500,000	504,655
Cooper U.S. Inc.
3.875%, 12/15/2020	1,000,000	1,059,948
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,094,164

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Honeywell International Inc.
4.250%, 03/01/2021	$1,000,000	$1,112,892
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,077,112
Illinois Tool Works Inc.
3.375%, 09/15/2021	1,000,000	1,044,170
Bemis Company Inc.
4.500%, 10/15/2021	1,000,000	1,065,829
Thermo Fisher Scientific Inc.
3.300%, 02/15/2022	500,000	501,399
United Technologies Corp.
3.100%, 06/01/2022	2,000,000	2,031,588
Deere & Co.
2.600%, 06/08/2022	1,000,000	982,004
Covidien International
3.200%, 06/15/2022	2,000,000	2,019,598
3M Co.
2.000%, 06/26/2022	1,500,000	1,460,958
Parker Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,043,282
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	2,000,000	1,967,352
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	2,000,000	1,967,258
Covidien International
2.950%, 06/15/2023	3,000,000	2,960,910
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	998,795
Parker Hannifin Corp.
3.300%, 11/21/2024	500,000	510,448
3M Co.
3.000%, 08/07/2025	1,000,000	1,009,894
John Deere Capital Corp.
3.400%, 09/11/2025	1,000,000	1,007,219

		36,324,761

Media & Broadcasting (2.80%)
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,047,738
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	537,182
Time Warner Inc.
2.100%, 06/01/2019	1,500,000	1,501,262
McGraw Hill Financial Inc. (a)
3.300%, 08/14/2020	1,000,000	1,017,489
Walt Disney Co., The
2.750%, 08/16/2021	2,000,000	2,049,664
Thomson Reuters Corp.
3.950%, 09/30/2021	1,000,000	1,047,023
Walt Disney Co., The
2.550%, 02/15/2022	1,000,000	1,005,363
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,033,466
Reed Elsevier Capital
3.125%, 10/15/2022	2,000,000	1,962,644

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Comcast Corp.
2.850%, 01/15/2023	$1,000,000	$996,266
Thomson Reuters Corp.
4.300%, 11/23/2023	1,000,000	1,038,835
Time Warner Inc.
3.550%, 06/01/2024	1,500,000	1,486,328
Thomson Reuters Corp.
3.850%, 09/29/2024	1,000,000	1,000,000
Comcast Corp.
3.375%, 02/15/2025	2,000,000	2,019,602
McGraw Hill Financial Inc. (a)
4.000%, 06/15/2025	1,500,000	1,492,964
Time Warner Inc.
3.600%, 07/15/2025	1,000,000	979,200
McGraw Hill Financial Inc. (a)
4.400%, 02/15/2026	1,000,000	1,014,813

		22,229,839

Mining & Metals (1.78%)
Alcoa Inc.
5.550%, 02/01/2017	500,000	515,000
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	529,818
2.050%, 09/30/2018	500,000	501,359
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	2,000,000	1,988,364
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	1,000,000	1,039,045
4.125%, 05/20/2021	2,000,000	2,096,600
Barrick NA Finance LLC
4.400%, 05/30/2021	1,000,000	971,687
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,500,000	1,518,082
Alcoa Inc.
5.870%, 02/23/2022	750,000	772,500
Barrick Gold Corp.
3.850%, 04/01/2022	1,000,000	913,467
4.100%, 05/01/2023	2,000,000	1,769,822
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	501,416
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	975,401

		14,092,561

Oil & Gas (5.93%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	522,070
Shell International Finance
5.200%, 03/22/2017	500,000	529,052
Canadian Natural Resources
5.700%, 05/15/2017	500,000	527,658
Weatherford International Inc.
6.350%, 06/15/2017	500,000	511,648
EOG Resources Inc.
5.875%, 09/15/2017	500,000	541,911

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Husky Energy Inc.
6.200%, 09/15/2017	$500,000	$533,722
Chevron Corp.
1.718%, 06/24/2018	2,000,000	2,015,520
Shell International Finance
1.900%, 08/10/2018	1,500,000	1,517,040
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,015,920
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,107,561
ConocoPhillips
6.000%, 01/15/2020	500,000	576,855
Marathon Oil Corp.
2.700%, 06/01/2020	1,000,000	969,043
Chevron Corp.
2.427%, 06/24/2020	2,000,000	2,026,280
Trans-Canada Pipelines
3.800%, 10/01/2020	1,000,000	1,059,147
Apache Corp.
3.625%, 02/01/2021	500,000	515,752
Occidental Petroleum Corp.
4.100%, 02/01/2021	1,000,000	1,076,800
Statoil ASA
2.750%, 11/10/2021	1,000,000	1,001,668
Canadian Natural Resources
3.450%, 11/15/2021	1,000,000	955,757
Apache Corp.
3.250%, 04/15/2022	724,000	704,870
Devon Energy Corp.
3.250%, 05/15/2022	1,500,000	1,440,393
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,879,580
Chevron Corp.
2.355%, 12/05/2022	2,000,000	1,934,096
Shell International Finance
2.250%, 01/06/2023	1,500,000	1,432,284
Total Capital International SA
2.700%, 01/25/2023	1,000,000	973,407
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,931,832
EOG Resources Inc.
2.625%, 03/15/2023	2,000,000	1,942,138
Total Capital Canada Ltd.
2.750%, 07/15/2023	1,500,000	1,439,541
Shell International Finance
3.400%, 08/12/2023	500,000	510,902
Trans-Canada Pipelines
3.750%, 10/16/2023	1,000,000	997,800
Total Capital International SA
3.700%, 01/15/2024	1,000,000	1,028,787
Canadian Natural Resources
3.800%, 04/15/2024	1,000,000	924,763
Ensco PLC
4.500%, 10/01/2024	2,000,000	1,477,470

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Statoil ASA
3.250%, 11/10/2024	$500,000	$494,574
ConocoPhillips Co.
3.350%, 11/15/2024	1,500,000	1,465,377
Suncor Energy Inc.
3.600%, 12/01/2024	1,000,000	991,435
Canadian Natural Resources
3.900%, 02/01/2025	1,000,000	919,523
Woodside Finance Ltd. (a)
3.650%, 03/05/2025	2,000,000	1,809,108
Ensco PLC
5.200%, 03/15/2025	500,000	380,538
Shell International Finance
3.250%, 05/11/2025	1,500,000	1,483,284
ConocoPhillips Co.
3.350%, 05/15/2025	1,000,000	974,464
Marathon Oil Corp.
3.850%, 06/01/2025	1,000,000	885,295
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	498,595
Florida Gas Transmission Co. (a)
4.350%, 07/15/2025	1,500,000	1,481,180

		47,004,640

Retailers (4.53%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,001,337
Target Corp.
5.875%, 07/15/2016	1,000,000	1,039,897
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	522,593
McDonald’s Corp.
5.300%, 03/15/2017	500,000	529,440
Target Corp.
5.375%, 05/01/2017	500,000	534,674
CVS Caremark Corp.
5.750%, 06/01/2017	309,000	331,634
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,025,049
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,014,536
McDonald’s Corp.
1.875%, 05/29/2019	500,000	500,270
Costco Wholesale Corp.
1.700%, 12/15/2019	2,000,000	2,000,212
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	1,086,997
Wal-Mart Stores Inc.
3.250%, 10/25/2020	2,000,000	2,121,120
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,102,721
TJX Companies Inc., The
2.750%, 06/15/2021	1,500,000	1,526,352
Lowe’s Companies Inc.
3.800%, 11/15/2021	1,000,000	1,065,191

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Walgreens Boots Alliance
3.300%, 11/18/2021	$1,000,000	$1,013,184
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	981,148
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,020,512
Home Depot Inc.
2.625%, 06/01/2022	500,000	499,784
Walgreen Co.
3.100%, 09/15/2022	2,000,000	1,969,678
CVS Caremark Corp.
2.750%, 12/01/2022	2,000,000	1,967,136
Home Depot Inc.
2.700%, 04/01/2023	3,000,000	2,979,879
Wal-Mart Stores Inc.
2.550%, 04/11/2023	2,000,000	1,975,796
Lowe’s Companies Inc.
3.875%, 09/15/2023	1,000,000	1,056,815
CVS Health Corp.
3.375%, 08/12/2024	1,500,000	1,507,214
Lowe’s Companies Inc.
3.125%, 09/15/2024	1,000,000	1,001,283
Walgreens Boots Alliance
3.800%, 11/18/2024	500,000	497,326
McDonald’s Corp.
3.375%, 05/26/2025	2,000,000	2,007,748
CVS Health Corp.
3.875%, 07/20/2025	1,000,000	1,030,808
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,010,347

		35,920,681

Telecom & Telecom Equipment (2.76%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,010,625
Vodafone Group PLC
5.450%, 06/10/2019	500,000	553,876
Verizon Communications Inc.
2.625%, 02/21/2020	1,073,000	1,076,184
Cisco Systems Inc.
2.450%, 06/15/2020	1,000,000	1,015,283
Verizon Communications Inc.
4.500%, 09/15/2020	1,000,000	1,083,285
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,000,000	1,117,362
Vodafone Group PLC
4.375%, 03/16/2021	2,000,000	2,150,790
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,067,448
3.000%, 02/15/2022	1,000,000	981,411
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	927,331
Verizon Communications Inc.
2.450%, 11/01/2022	2,500,000	2,360,855

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
AT&T Inc.
2.625%, 12/01/2022	$1,000,000	$950,569
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	946,909
Verizon Communications inc.
5.150%, 09/15/2023	1,000,000	1,104,690
AT&T Inc.
3.900%, 03/11/2024	1,000,000	1,016,938
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,034,380
3.500%, 11/01/2024	1,000,000	983,210
AT&T Inc.
3.400%, 05/15/2025	1,500,000	1,431,744
Cisco Systems Inc.
3.500%, 06/15/2025	1,000,000	1,031,941

		21,844,831

Transportation (2.97%)
JB Hunt Transport Services Inc.
2.400%, 03/15/2019	500,000	504,066
United Parcel Service Inc.
3.125%, 01/15/2021	1,500,000	1,563,882
Burlington Northern Santa Fe
3.050%, 03/15/2022	1,000,000	998,701
Norfolk Southern Corp.
3.000%, 04/01/2022	2,000,000	1,993,394
JB Hunt Transport Services Inc.
3.300%, 08/15/2022	1,000,000	1,008,132
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	498,616
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	1,963,084
Canadian National Railway Co.
2.250%, 11/15/2022	2,000,000	1,923,306
Union Pacific Corp.
2.950%, 01/15/2023	2,000,000	2,001,548
Burlington Northern Santa Fe
3.000%, 03/15/2023	2,000,000	1,969,560
Union Pacific Corp.
2.750%, 04/15/2023	2,000,000	1,977,124
Burlington Northern Santa Fe
3.850%, 09/01/2023	2,000,000	2,076,080
CSX Corp.
3.700%, 11/01/2023	1,000,000	1,037,172
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,025,550
JB Hunt Transport Services Inc.
3.850%, 03/15/2024	500,000	514,584
CSX Corp.
3.400%, 08/01/2024	1,000,000	1,012,318
Burlington Northern Santa Fe
3.000%, 04/01/2025	1,000,000	962,524
Union Pacific Corp.
3.250%, 08/15/2025	500,000	504,447

		23,534,088

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (10.79%)
San Diego Gas & Electric Co.
5.300%, 11/15/2015	$500,000	$502,690
Consolidated Edison Co. of New York
5.375%, 12/15/2015	1,000,000	1,009,044
Virginia Electric & Power Co.
5.400%, 01/15/2016	500,000	505,762
Ohio Power Co.
6.000%, 06/01/2016	500,000	517,141
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	521,656
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	522,936
Consolidated Edison Co. of New York
5.300%, 12/01/2016	500,000	524,047
Georgia Power Co.
5.700%, 06/01/2017	500,000	534,755
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,066,960
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	540,310
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,074,402
Union Electric Co.
6.400%, 06/15/2017	500,000	542,510
Florida Power Corp.
5.800%, 09/15/2017	500,000	542,922
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	544,620
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	544,570
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	541,312
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	526,903
Southern California Gas Co.
5.450%, 04/15/2018	500,000	552,466
Pacificorp
5.650%, 07/15/2018	500,000	553,810
Public Service Electric and Gas Co.
2.300%, 09/15/2018	1,000,000	1,020,292
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	592,782
MidAmerican Energy Co.
2.400%, 03/15/2019	1,000,000	1,019,890
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	1,047,007
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	1,052,289
Kentucky Utilities
3.250%, 11/01/2020	1,000,000	1,047,913
Public Service Company of Colorado
3.200%, 11/15/2020	1,000,000	1,047,049
Appalachian Power Co.
4.600%, 03/30/2021	500,000	542,942

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Commonwealth Edison Co.
3.400%, 09/01/2021	$1,000,000	$1,043,356
Pacific Gas & Electric
3.250%, 09/15/2021	1,000,000	1,033,631
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	989,499
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	1,003,427
Georgia Power Co.
2.850%, 05/15/2022	2,000,000	1,956,588
Detroit Edison Co.
2.650%, 06/15/2022	500,000	490,691
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	2,000,000	1,938,828
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,500,000	1,486,540
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	967,965
Ameren Illinois Co.
2.700%, 09/01/2022	2,000,000	1,968,424
PPL Electric Utilities
2.500%, 09/01/2022	500,000	487,736
Tampa Electric Co.
2.600%, 09/15/2022	500,000	488,784
NSTAR Electric Co.
2.375%, 10/15/2022	1,000,000	969,161
Wisconsin Power & Light
2.250%, 11/15/2022	1,600,000	1,536,690
Connecticut Light & Power
2.500%, 01/15/2023	1,000,000	974,858
Indiana Michigan Power Co.
3.200%, 03/15/2023	2,500,000	2,502,755
Kansas City Power & Light Co.
3.150%, 03/15/2023	2,000,000	1,985,900
Public Service Company of Colorado
2.500%, 03/15/2023	2,000,000	1,945,930
Virginia Electric & Power Co.
2.750%, 03/15/2023	2,000,000	1,982,010
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	984,234
Public Service Electric and Gas Co.
2.375%, 05/15/2023	3,000,000	2,897,232
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	1,982,996
Pacificorp
2.950%, 06/01/2023	1,000,000	997,167
Pacific Gas & Electric
3.250%, 06/15/2023	2,000,000	2,013,478
Baltimore Gas & Electric Co.
3.350%, 07/01/2023	3,000,000	3,045,507
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,028,576
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,021,457
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,200,000	1,271,064

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
San Diego Gas & Electric Co.
3.600%, 09/01/2023	$2,000,000	$2,094,676
Nabors Industries Inc.
5.100%, 09/15/2023	2,000,000	1,764,920
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,103,000
Arizona Public Service Co.
3.350%, 06/15/2024	500,000	510,826
Pacific Gas & Electric
3.400%, 08/15/2024	1,000,000	1,002,906
Southern California Gas Co.
3.150%, 09/15/2024	1,000,000	1,014,258
Commonwealth Edison Co.
3.100%, 11/01/2024	1,000,000	998,554
Consolidated Edison Co. of New York
3.300%, 12/01/2024	500,000	504,270
Interstate Power & Light Co.
3.250%, 12/01/2024	1,000,000	1,012,422
Ameren Illinois Co.
3.250%, 03/01/2025	500,000	505,754
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	962,479
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	498,782
Public Service Company of Colorado
2.900%, 05/15/2025	500,000	491,606
Virginia Electric & Power Co.
3.100%, 05/15/2025	1,000,000	999,510
Appalachian Power Co.
3.400%, 06/01/2025	1,000,000	990,037
Wisconsin Electric Power
3.100%, 06/01/2025	1,000,000	1,005,559
Public Service Company of New Mexico
3.850%, 08/01/2025	1,500,000	1,508,612
Duke Energy Progress LLC
3.250%, 08/15/2025	2,000,000	2,033,376
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	1,017,321
Kansas City Power & Light Co.
3.650%, 08/15/2025	1,000,000	1,020,912
AEP Texas Central Co. (a)
3.850%, 10/01/2025	500,000	505,724
Jersey Central Power & Light (a)
4.300%, 01/15/2026	1,000,000	1,003,669
San Diego Gas & Electric Co.
6.000%, 06/01/2026	500,000	622,204

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Northern States Power Co.
6.200%, 07/01/2037	$1,000,000	$1,291,104

		85,495,945

Total Corporate Bonds
(cost $551,531,852)		557,490,512

Government Agency Securities (b) (14.98%)
Agency Commercial Mortgage-Backed Securities (8.65%)
Federal Home Loan Mortgage Corp.
2.373%, 05/25/2022	10,000,000	10,059,800
2.682%, 10/25/2022	10,000,000	10,238,570
Federal National Mortgage Association
3.044%, 01/25/2022	10,000,000	10,518,730
2.715%, 02/25/2022	7,000,000	7,266,098
2.482%, 04/25/2022	10,000,000	10,171,010
2.377%, 05/25/2022	10,000,000	10,150,050
2.509%, 11/25/2022	10,000,000	10,169,020

		68,573,278

Agency Mortgage-Backed Securities (5.36%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	13,116	13,637
5.000%, 09/01/2018	43,605	45,336
5.000%, 09/01/2018	23,453	24,384
4.500%, 11/01/2018	72,024	74,642
5.500%, 11/01/2018	19,783	20,517
5.000%, 01/01/2019	34,860	36,722
5.000%, 04/01/2019	40,052	42,150
4.500%, 05/01/2019	46,738	48,523
4.000%, 05/01/2019	31,976	33,421
5.500%, 06/01/2019	33,094	34,216
5.000%, 01/01/2020	42,624	45,184
5.500%, 04/01/2020	67,628	72,338
5.500%, 07/01/2020	108,699	115,960
5.000%, 05/01/2021	131,195	139,427
6.000%, 07/01/2021	109,746	120,230
4.500%, 05/01/2024	259,005	276,643
4.500%, 05/01/2024	110,726	118,540
4.500%, 09/01/2024	263,637	282,531
4.000%, 10/01/2024	364,689	390,436
4.000%, 01/01/2025	291,426	309,685
4.000%, 07/01/2025	298,714	319,834
4.500%, 08/01/2025	279,659	299,699
3.500%, 04/01/2026	423,013	447,210
2.500%, 02/01/2027	3,797,345	3,909,131
6.000%, 11/01/2028	8,773	10,021
6.500%, 06/01/2029	16,902	19,390
7.500%, 12/01/2030	866	907
7.000%, 07/01/2031	1,322	1,394
6.500%, 09/01/2031	2,732	3,195
6.000%, 11/01/2032	24,981	28,300
6.000%, 12/01/2032	14,128	15,940
5.500%, 05/01/2033	209,866	234,220
5.500%, 07/01/2033	296,228	329,983

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.000%, 08/01/2033	$105,136	$115,718
5.500%, 03/01/2034	45,934	51,139
5.000%, 04/01/2034	67,403	73,897
6.000%, 07/01/2034	206,226	232,554
5.500%, 05/01/2035	375,358	424,159
5.000%, 05/01/2035	246,570	272,762
4.500%, 08/01/2035	75,998	82,442
5.000%, 10/01/2035	60,410	66,301
6.500%, 08/01/2036	104,696	119,690
5.500%, 10/01/2037	106,660	118,114
5.500%, 11/01/2037	145,884	161,628
6.000%, 01/01/2038	81,033	91,546
6.000%, 01/01/2038	63,664	71,905
4.500%, 06/01/2039	495,866	537,508
5.000%, 06/01/2039	353,633	387,823
4.500%, 10/01/2039	673,905	732,535
5.000%, 10/01/2039	559,737	614,481
5.000%, 01/01/2040	289,575	318,703
4.500%, 02/01/2040	227,766	246,768
4.000%, 07/01/2041	1,400,297	1,493,919
Federal National Mortgage Association
5.500%, 12/01/2016	1,865	1,889
5.500%, 01/01/2017	9,838	10,003
6.500%, 01/01/2017	4,014	4,053
5.500%, 01/01/2017	2,963	3,015
5.500%, 02/01/2017	7,578	7,705
5.000%, 03/01/2017	13,261	13,775
6.000%, 04/01/2017	2,830	2,906
5.500%, 01/01/2018	13,065	13,465
5.000%, 02/01/2018	19,895	20,670
5.000%, 05/01/2018	65,010	67,542
5.000%, 05/01/2018	46,820	48,646
4.500%, 05/01/2018	43,830	45,433
4.500%, 05/01/2018	41,016	42,508
5.000%, 05/01/2018	25,657	26,676
4.500%, 03/01/2019	43,624	45,274
5.500%, 10/01/2019	164,290	173,744
5.000%, 11/01/2019	92,319	98,475
4.500%, 12/01/2019	57,394	59,665
5.000%, 06/01/2020	164,234	172,203
4.500%, 09/01/2020	77,437	80,767
5.500%, 05/01/2021	133,040	142,132
4.500%, 04/01/2023	25,329	26,638
5.000%, 01/01/2024	164,932	178,502
4.500%, 04/01/2024	50,654	54,436
4.000%, 06/01/2024	198,258	210,551
5.000%, 10/01/2024	337,582	364,654
4.500%, 11/01/2024	228,125	245,111
3.500%, 12/01/2025	418,320	444,364
3.000%, 12/01/2026	941,704	985,097
7.500%, 09/01/2029	14,041	16,381
8.000%, 03/01/2030	3,233	3,360
6.500%, 05/01/2030	12,357	14,198
6.500%, 08/01/2031	1,592	1,819

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
7.000%, 08/01/2031	$1,561	$1,571
6.500%, 10/01/2031	8,869	10,131
6.000%, 11/01/2031	13,718	15,472
7.000%, 01/01/2032	15,926	18,480
3.000%, 02/01/2032	4,402,580	4,569,174
3.000%, 02/01/2032	3,448,895	3,577,077
6.000%, 03/01/2032	11,110	12,537
6.500%, 03/01/2032	4,771	5,458
6.500%, 04/01/2032	24,472	27,956
7.000%, 04/01/2032	19,714	24,136
6.500%, 05/01/2032	100,520	114,832
6.000%, 05/01/2032	7,732	8,795
7.000%, 06/01/2032	25,150	30,206
7.000%, 06/01/2032	20,515	22,154
6.500%, 06/01/2032	2,399	2,741
6.500%, 07/01/2032	8,250	9,424
6.000%, 08/01/2032	81,349	93,360
5.500%, 10/01/2032	101,991	115,372
6.500%, 10/01/2032	50,202	57,350
6.000%, 11/01/2032	55,466	63,158
6.000%, 01/01/2033	45,711	52,068
5.500%, 03/01/2033	41,340	46,225
5.500%, 03/01/2033	30,581	34,419
6.000%, 04/01/2033	37,576	42,384
5.000%, 05/01/2033	136,258	150,830
5.000%, 05/01/2033	32,678	36,087
5.000%, 08/01/2033	172,382	190,809
5.500%, 10/01/2033	101,916	114,758
5.000%, 03/01/2034	226,017	250,235
5.500%, 05/01/2034	194,083	219,564
6.000%, 07/01/2034	113,736	129,285
5.500%, 12/01/2034	292,876	331,139
5.500%, 04/01/2035	165,435	186,649
5.000%, 07/01/2035	169,250	186,510
5.500%, 07/01/2035	148,693	167,519
5.000%, 10/01/2035	136,830	150,656
5.000%, 11/01/2035	48,234	53,123
6.000%, 08/01/2036	69,969	79,093
6.000%, 12/01/2037	37,978	42,900
5.500%, 02/01/2038	118,705	132,442
5.500%, 06/01/2038	297,306	331,774
4.500%, 03/01/2039	554,865	609,529
5.000%, 05/01/2039	501,135	553,554
4.500%, 05/01/2039	358,737	392,908
5.000%, 11/01/2039	817,478	919,418
4.500%, 01/01/2040	435,227	472,892
4.500%, 09/01/2040	816,544	887,145
3.500%, 01/01/2041	1,477,575	1,545,130
4.500%, 04/01/2041	487,586	530,216
5.000%, 05/01/2041	559,991	616,814
4.000%, 11/01/2041	1,440,449	1,540,578
Government National Mortgage Association
6.000%, 05/15/2017	17,020	17,414
6.500%, 06/15/2028	26,161	30,884
6.000%, 11/15/2028	16,414	18,561

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.500%, 03/15/2029	$32,873	$37,693
7.000%, 06/15/2029	17,048	17,339
7.500%, 08/20/2030	6,707	8,163
6.000%, 01/15/2032	10,557	12,155
5.500%, 10/15/2033	136,151	155,554
5.000%, 11/20/2033	220,593	244,338
6.000%, 12/20/2033	67,208	76,689
5.500%, 11/15/2038	203,114	227,853
5.000%, 09/15/2039	496,947	546,182
4.500%, 10/15/2039	797,157	866,590
5.000%, 12/15/2039	203,825	225,108
4.000%, 09/20/2040	1,714,840	1,842,820
4.500%, 03/20/2041	350,613	381,192
5.000%, 05/20/2041	288,728	321,041

		42,508,608

Agency Notes & Bonds (0.97%)
Federal National Mortgage Association
5.500%, 05/10/2027	5,000,000	5,371,810
7.125%, 01/15/2030	500,000	749,252
Tennessee Valley Authority
1.750%, 10/15/2018	1,500,000	1,529,272

		7,650,334

Total Government Agency Securities
(cost $114,978,722)		118,732,220

U.S. Treasury Obligations (12.19%)
7.500%, 11/15/2016	500,000	539,512
8.125%, 08/15/2019	750,000	948,096
6.875%, 08/15/2025	5,000,000	7,180,990
4.500%, 11/15/2015	10,000,000	10,053,120
4.500%, 02/15/2016	10,000,000	10,162,500
2.625%, 04/30/2016	1,000,000	1,013,893
3.250%, 07/31/2016	2,000,000	2,047,942
3.000%, 08/31/2016	1,000,000	1,023,737
2.750%, 05/31/2017	5,000,000	5,179,690
4.250%, 11/15/2017	12,000,000	12,896,880
3.500%, 02/15/2018	9,000,000	9,575,973
3.875%, 05/15/2018	2,000,000	2,158,098
3.750%, 11/15/2018	17,000,000	18,456,730
1.625%, 06/30/2020	5,000,000	5,063,085
2.625%, 08/15/2020	5,000,000	5,291,470
2.250%, 11/15/2024	5,000,000	5,093,490

Total U.S. Treasury Obligations
(cost $93,294,414)		96,685,206

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Short-term Investments (1.70%)
JPMorgan U.S. Government Money Market Fund	13,465,539	$13,465,539

Total Short-term Investments
(cost $13,465,539)		13,465,539

TOTAL INVESTMENTS (99.20%)
(cost $773,270,527)		786,373,477
OTHER ASSETS, NET OF LIABILITIES (0.80%)		6,325,492

NET ASSETS (100.00%)		$792,698,969

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $19,289,836 or 2.43% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

58	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (96.37%)
Alabama (2.39%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A (Prerefunded to 10-01-2015 @100) (b)	5.000%	10/01/2022	Aa2	$1,000,000	$1,000,000
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,168,090
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	567,325
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A (Prerefunded to 05-01-2017 @ 100) (b)	4.750%	05/01/2027	Aaa	2,000,000	2,137,200
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,059,709
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2029	A+	695,000	728,145
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,582,729
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2030	A+	720,000	749,938
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,124,880
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.250%	06/01/2031	A+	750,000	791,662
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.500%	06/01/2032	A+	780,000	834,171

					12,743,849

Alaska (1.15%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,098,220
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,539,569
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,169,436
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2033	AA+	1,200,000	1,353,684

					6,160,909

Arizona (8.01%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	BBB+	1,900,000	2,072,387
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	Aa2	885,000	945,569
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	Aa2	1,140,000	1,335,989
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,376,830
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,124,740
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,103,330
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	1,460,000	1,673,189
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	Aa2	800,000	951,688
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	AA-	1,140,000	1,354,582
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	Aa2	300,000	328,131
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	A2	1,500,000	1,660,275
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,198,857
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	AA-	2,000,000	2,364,000
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,221,000
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	500,000	542,355
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,222,364
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	AA-	1,725,000	2,025,926

See accompanying notes to schedules of investments.	59

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	$2,000,000	$2,249,660
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,200,580
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	AA-	1,000,000	1,165,590
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,763,216
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,491,120
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA-	3,000,000	3,246,660
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,142,580

					42,760,618

Arkansas (3.41%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,122,550
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds, (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2023	Aa2	1,000,000	1,063,440
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,576,530
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	NR	655,000	663,070
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2029	AA	5,605,000	6,173,011
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,237,905
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,033,270
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	NR	1,395,000	1,438,566
City of Little Rock, Arkansas, Sewer Refunding Revenue Bonds, Series 2015	5.000%	10/01/2033	Aa3	2,500,000	2,883,450

					18,191,792

California (3.74%)
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A (Prerefunded to 07-15-2017 @ 100) (b)	5.000%	07/15/2020	Aaa	900,000	972,423
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	592,396
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3	1,000,000	1,068,850
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	963,862
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	Aa3	1,300,000	1,443,299
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	1,010,408
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	Aa1	1,440,000	1,629,893
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2029	Aa3	1,395,000	1,641,734
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C (Prerefunded to 08-01-2018 @ 100) (b)	5.500%	08/01/2029	Aa2	1,000,000	1,132,990
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008 (Prerefunded to 07-01-2016 @ 100) (b)	5.000%	07/01/2030	AA	1,000,000	1,035,270
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2030	Aa3	1,000,000	1,166,630
Palomar Community College District, (San Diego County, California), 2015 General Obligation Refunding Bonds	5.000%	05/01/2031	AA-	1,500,000	1,764,360
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2031	Aa3	840,000	972,871
Santa Monica-Malibu Unified School District, (Los Angeles County, California), Election of 2012 General Obligation Bonds, Series B	5.000%	07/01/2032	AA	1,920,000	2,261,664

60	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2032	A+	$1,000,000	$1,160,710
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2033	A+	1,000,000	1,156,120

					19,973,480

Colorado (1.82%)
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (b)	4.750%	11/15/2022	Aa2	250,000	251,288
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,111,640
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2024	AA	965,000	1,010,847
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,482,584
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	2.500%	12/15/2024	Aa2	1,230,000	1,252,312
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	395,000	433,208
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,338,837
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,509,304
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aaa	1,230,000	1,325,706

					9,715,726

Connecticut (1.06%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,100,910
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	850,000	849,992
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,318,314
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A (Prerefunded to 11-15-2016 @ 100) (b)	4.000%	11/15/2026	AAA	950,000	990,042
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B (Prerefunded to 11-15-2016 @ 100) (b)	4.000%	11/15/2026	AAA	620,000	646,133
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	750,000	746,715

					5,652,106

Delaware (0.67%)
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,259,275
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	Aa2	1,120,000	1,262,531
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	Aa2	50,000	55,783

					3,577,589

Florida (3.82%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	1,500,000	1,553,190
JEA Florida, Electric System Revenue Bonds, Series Three D-1	4.000%	10/01/2021	AA-	1,000,000	1,000,000
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	Aa1	765,000	838,800
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,616,308
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,103,140
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2026	Aa2	400,000	471,864
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	1,050,200

See accompanying notes to schedules of investments.	61

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	$1,700,000	$1,837,428
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	2,074,782
Broward County, Florida Water and Sewer Utility Revenue Refunding Bonds, Series 2015A	5.000%	10/01/2030	Aa1	1,400,000	1,677,550
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,300,452
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2032	Aa2	2,500,000	2,879,375

					20,403,089

Georgia (0.97%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	353,149
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,313,120
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	1,000,000	1,153,250
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	1,205,000	1,360,578

					5,180,097

Hawaii (0.43%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,293,020

Idaho (1.04%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	2,280,000	2,564,818
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	AA	1,430,000	1,539,009
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,443,175

					5,547,002

Indiana (0.98%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	1,127,600
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015F	5.000%	07/15/2031	AA-	1,735,000	2,011,143
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	105,000	108,851
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015 (c)	5.000%	07/15/2034	A+	1,720,000	1,962,812

					5,210,406

Iowa (2.14%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa2	350,000	375,914
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,615,564
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa2	1,410,000	1,508,658
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D (Crossover Refunding to 06-01-2016 @ 100) (b)	4.250%	06/01/2025	Aa2	1,015,000	1,039,736
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,958,752
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2017 @ 100) (b)	5.000%	06/01/2029	Aa3	1,270,000	1,363,218
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	3,400,000	3,590,060

					11,451,902

62	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (2.55%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	$4,065,000	$4,103,618
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	2,033,752
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,713,060
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,586,704
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	5.000%	10/01/2031	Aaa	2,630,000	3,164,179

					13,601,313

Kentucky (1.50%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	A1	110,000	118,371
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A	2,700,000	2,843,046
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.250%	11/01/2025	Aa1	1,000,000	1,042,800
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A	2,545,000	2,672,454
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,336,512

					8,013,183

Louisiana (0.05%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA	260,000	272,685

Maine (0.17%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	815,000	910,583

Maryland (0.93%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2023	Aaa	1,845,000	2,025,884
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	2,957,093

					4,982,977

Massachusetts (0.99%)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	465,000	479,243
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	215,000	219,708
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	190,000	192,611
Town of Georgetown, Massachusetts, General Obligation School Bonds	4.000%	05/01/2031	Aa2	900,000	953,856
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	1,000,000	1,155,980
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2035	Aaa	2,000,000	2,270,020

					5,271,418

Michigan (5.47%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,082,060
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	833,249
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	260,266
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	A+	1,625,000	1,757,438
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	Aa2	1,000,000	1,063,050

See accompanying notes to schedules of investments.	63

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	$2,760,000	$3,047,482
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	A+	1,600,000	1,693,120
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa2	4,240,000	4,532,899
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,823,353
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2029	A+	1,000,000	1,146,910
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2030	A+	750,000	854,715
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	AA-	885,000	1,017,794
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2031	A+	1,000,000	1,133,990
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,000,000	1,151,830
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,535,000	1,734,197
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	3,025,106
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2033	A+	1,000,000	1,039,740

					29,197,199

Minnesota (0.84%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,129,910
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,779,800
Independent School District No. 276, Minnetonka, Minnesota, General Obligation Refunding Bonds, Series 2013H	4.000%	02/01/2026	Aaa	500,000	558,755

					4,468,465

Mississippi (0.74%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	1,000,000	1,150,040
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	1,000,000	1,152,350
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	Aa2	1,480,000	1,671,897

					3,974,287

Missouri (1.78%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	500,000	501,990
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	1,000,000	1,126,090
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	440,000	467,438
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007 (Crossover Refunding to 03-01-2017 @ 100) (b)	5.000%	03/01/2025	NR	560,000	592,721
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,726,749

64	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	$2,750,000	$2,938,898
The School District of Springfield R-XII, Springfield, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2013	5.000%	03/01/2032	AA	1,000,000	1,141,170

					9,495,056

Montana (0.43%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	316,046
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2023	Aa2	380,000	423,369
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	290,427
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	572,124
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	708,297

					2,310,263

Nebraska (2.32%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,284,221
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,169,440
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A (Prerefunded to 02-01-2018 @ 100) (b)	5.500%	02/01/2028	Aa2	1,500,000	1,666,275
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	2,020,459
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2031	A+	725,000	843,893
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	2,000,000	2,326,240
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2032	A+	850,000	984,564
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2033	A+	970,000	1,118,992

					12,414,084

New Hampshire (0.10%)
New Hampshire Municipal Bond Bank, 2007 Series B Bonds (Prerefunded to 08-15-2017 @ 100) (b)	4.750%	08/15/2024	Aa3	500,000	537,955

New Jersey (4.07%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A3	1,300,000	1,304,108
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA+	580,000	615,502
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,338,936
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA+	175,000	193,942
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B	2.000%	12/15/2023	Aaa	215,000	218,141
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2024	AA-	715,000	760,467
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,511,889
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2024	AA	370,000	410,238
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,412,938

See accompanying notes to schedules of investments.	65

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	$1,390,000	$1,524,663
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,595,306
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AAA	850,000	938,324
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA	1,440,000	1,581,379
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,204,394
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,548,010
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AAA	630,000	691,727
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA	1,495,000	1,624,318
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	991,429
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.500%	07/15/2033	AA+	1,160,000	1,275,478

					21,741,189

New Mexico (1.50%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	1,750,000	1,842,750
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa3	1,700,000	1,838,431
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,709,594
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	535,494
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2030	Aa2	1,000,000	1,114,120

					8,040,389

New York (2.54%)
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	865,000	865,000
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	04/01/2021	NR	135,000	135,000
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA	430,000	453,297
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	1,000,000	1,093,660
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,405,841
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	725,066
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA	510,000	534,944
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A3	1,000,000	1,111,390
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,091,220
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa2	950,000	1,035,034
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa2	995,000	1,082,351
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	1,000,000	1,158,590
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa2	2,500,000	2,857,425

					13,548,818

66	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (3.03%)
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	$1,355,000	$1,527,749
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,228,980
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,370,488
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,095,670
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,679,220
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2026	Aa2	195,000	209,865
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B	4.000%	04/01/2027	Aaa	4,000,000	4,407,720
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,747,485
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2027	Aa2	300,000	322,869
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	474,187
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008	5.000%	07/01/2038	Aaa	1,000,000	1,095,250

					16,159,483

North Dakota (0.26%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,391,728

Ohio (3.71%)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	784,335
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,210,460
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax) (Prerefunded to 12-01-2019 @ 100) (b)	5.000%	12/01/2023	Aa2	1,000,000	1,153,130
State of Ohio, Common Schools General Obligation Bonds, Series 2006D (Prerefunded to 03-15-2016 @ 100) (b)	4.300%	09/15/2025	Aa1	2,500,000	2,546,875
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,434,376
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,162,070
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	1,500,000	1,647,960
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,206,240
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2028	Aaa	2,520,000	2,749,396
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	2,018,310
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	1,680,000	1,799,717
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2031	Aa3	960,000	1,094,506

					19,807,375

Oklahoma (1.42%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,731,900
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,148,480
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,216,481
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	438,836

See accompanying notes to schedules of investments.	67

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oklahoma (Cont.)
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	$770,000	$884,330
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,000,000	1,163,020

					7,583,047

Oregon (3.01%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,188,770
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,015,986
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,519,279
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,630,995
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	609,358
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	352,786
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	654,609
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2029	A	3,585,000	4,229,153
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,130,320
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	1,070,143
State of Oregon, General Obligation Bonds, 2012 Series I, (ODOT Project - Tax-Exempt)	5.000%	05/01/2037	Aa1	1,500,000	1,683,420

					16,084,819

Pennsylvania (3.26%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	1,011,721
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa1	2,575,000	2,882,198
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,602,695
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,111,966
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,159,314
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	1,180,000	1,366,074
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,728,705
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	1,055,000	1,206,920
The Municipal Authority, of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,000,000	1,156,650
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,660,000	1,892,981
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2033	Aa3	975,000	1,085,926
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2034	Aa3	1,075,000	1,192,734

					17,397,884

Rhode Island (0.72%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	Aa2	1,000,000	1,076,230
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa2	2,050,000	2,257,665

68	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Rhode Island (Cont.)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	$500,000	$538,790

					3,872,685

South Carolina (5.09%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa3	2,500,000	2,915,425
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	2,016,558
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,142,584
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B (Prerefunded to 03-01-2017 @ 100) (b)	4.450%	03/01/2025	Aa2	1,500,000	1,584,615
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	Aa2	2,620,000	2,908,148
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	A1	120,000	134,887
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	NR	3,380,000	3,866,382
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	Aa2	2,850,000	3,140,444
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A	4.000%	03/01/2028	Aa2	1,525,000	1,683,082
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2012	5.000%	02/01/2030	AA	1,000,000	1,146,580
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	4,032,516
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2032	AA-	305,000	344,589
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2033	AA-	640,000	720,627
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2034	AA-	670,000	751,847
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2035	AA-	705,000	788,451

					27,176,735

Tennessee (3.28%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	190,872
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA	2,000,000	2,384,900
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA	1,000,000	1,103,600
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	1,260,000	1,289,912
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2012	4.000%	07/01/2025	Aa2	1,000,000	1,120,790
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	AA+	5,000,000	5,583,900
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.500%	10/01/2025	AA+	425,000	425,000
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,250,000	2,369,408
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A (Prerefunded to 05-15-2018 @ 100) (b)	4.750%	05/15/2026	AA+	1,175,000	1,298,551
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2031	Aa2	825,000	862,208
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2032	Aa2	850,000	885,284

					17,514,425

See accompanying notes to schedules of investments.	69

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (2.36%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	$2,000,000	$2,293,540
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,659,825
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	AA	2,000,000	2,126,900
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA	900,000	949,113
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,717,432
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	AA	1,000,000	1,068,310
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	1,565,000	1,777,777

					12,592,897

Utah (0.65%)
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,109,960
Board of Education of Alpine School District, Utah County, Utah, General Obligation School Building and Refunding Bonds, (Utah School Bond Guaranty Program), Series 2012B	3.000%	03/15/2024	Aa1	500,000	531,020
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A	5.000%	10/01/2029	AA+	500,000	566,060
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,273,045

					3,480,085

Virginia (3.44%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	1,014,363
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	543,400
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia (Prerefunded to 01-15-2018 @ 100) (b)	4.375%	01/15/2023	Aa1	1,550,000	1,679,224
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012	4.500%	07/15/2024	Aaa	3,285,000	3,765,694
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A (Prerefunded to 08-01-2016 @ 100) (b)	4.500%	08/01/2024	Aa1	1,000,000	1,034,040
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,065,000	1,163,907
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2026	NR	330,000	372,702
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	2,054,490
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,149,310
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,240,203
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,336,326

					18,353,659

Washington (3.91%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006 (Prerefunded to 06-01-2016 @ 100) (b)	5.000%	12/01/2020	Aa2	1,420,000	1,464,148
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	5,000,000	5,331,750
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA+	2,000,000	2,248,540
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	12/01/2026	AA+	2,500,000	2,763,825
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	Aa2	680,000	749,210

70	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	$2,445,000	$2,602,238
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	Aa2	445,000	491,151
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,502,669
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2031	A1	2,205,000	2,490,217
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2032	Aa2	1,100,000	1,258,620

					20,902,368

West Virginia (3.00%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A	2,200,000	2,573,472
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA	2,260,000	2,462,519
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A	2,240,000	2,541,370
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA	2,350,000	2,570,736
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A	2,595,000	2,933,284
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA	2,555,000	2,918,244

					15,999,625

Wisconsin (1.62%)
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	2,700,000	2,860,623
School District of Elmbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds (Prerefunded to 04-01-2018 @ 100) (b)	5.000%	04/01/2028	Aaa	850,000	941,588
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	A1	2,495,000	2,590,758
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2032	A+	2,000,000	2,273,040

					8,666,009

Total Long-term Municipal Bonds
(cost $495,784,243)					514,624,273

Total Long-term Municipal Bonds

See accompanying notes to schedules of investments.	71

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Short-term Investments (2.96%)
JPMorgan Tax Free Money Market Fund	15,801,248	$15,801,248

Total Short-term Investments
(cost $15,801,248)		15,801,248

TOTAL INVESTMENTS (99.33%)
(cost $511,585,491)		530,425,521
OTHER ASSETS, NET OF LIABILITIES (0.67%)		3,551,432

NET ASSETS (100.00%)		$533,976,953

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

NR – Not Rated

72	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

	Principal amount	Value
Short-term Investments (99.98%)
Agriculture, Foods, & Beverage (7.40%)
Nestle Capital Corp. (a)
0.110%, 10/05/2015	$10,409,000	$10,408,873
PepsiCo Inc. (a)
0.120%, 10/23/2015	15,000,000	14,998,900

		25,407,773

Automotive (10.83%)
American Honda Finance Corp.
0.180%, 11/05/2015	9,343,000	9,341,365
0.150%, 11/10/2015	7,338,000	7,336,777
0.230%, 11/24/2015	1,128,000	1,127,611
PACCAR Financial Corp.
0.120%, 10/29/2015	2,775,000	2,774,741
Toyota Motor Credit Corp.
0.200%, 10/09/2015	5,965,000	5,964,735
0.220%, 10/23/2015	10,624,000	10,622,572

		37,167,801

Computer Software & Services (4.19%)
Microsoft Corp. (a)
0.180%, 12/09/2015	14,379,000	14,374,039

Financial Services (4.49%)
General Electric Capital Corp.
0.230%, 11/16/2015	15,420,000	15,415,468

Government Agency Securities (b) (29.74%)
Federal Home Loan Bank
0.080%, 10/02/2015	15,000,000	14,999,963
0.100%, 10/02/2015	10,000,000	9,999,976
0.070%, 10/06/2015	4,720,000	4,719,954
0.079%, 10/14/2015	3,950,000	3,949,887
0.100%, 10/19/2015	2,400,000	2,399,880
0.155%, 11/03/2015	3,431,000	3,430,513
0.150%, 11/04/2015	14,000,000	13,997,956
0.165%, 11/04/2015	6,160,000	6,159,101
0.080%, 11/06/2015	8,400,000	8,399,328
0.170%, 11/20/2015	4,000,000	3,999,056
0.180%, 11/23/2015	5,353,000	5,351,910
0.090%, 11/23/2015	4,625,000	4,624,059
0.220%, 11/30/2015	4,768,000	4,766,252
0.195%, 12/04/2015	10,289,000	10,285,433
Federal Home Loan Mortgage Corp.
0.150%, 01/15/2016	4,000,000	3,998,233
Federal National Mortgage Association
0.260%, 12/14/2015	1,000,000	999,466

		102,080,967

Health Care (4.45%)
Roche Holdings Inc. (a)
0.120%, 10/28/2015	11,571,000	11,569,959
0.120%, 10/30/2015	3,715,000	3,714,641

		15,284,600

	Principal amount	Value
Short-term Investments (Cont.)
Machinery & Manufacturing (10.51%)
Caterpillar Finance Service Corp.
0.150%, 11/10/2015	$11,154,000	$11,152,141
0.280%, 12/01/2015	3,159,000	3,157,501
0.220%, 12/01/2015	1,388,000	1,387,483
0.210%, 12/02/2015	1,691,000	1,690,388
John Deere Capital Corp. (a)
0.110%, 10/21/2015	6,700,000	6,699,591
0.120%, 10/23/2015	12,000,000	11,999,120

		36,086,224

Media & Broadcasting (3.13%)
Walt Disney Co., The (a)
0.140%, 10/16/2015	2,433,000	2,432,858
0.160%, 11/09/2015	8,313,000	8,311,559

		10,744,417

Oil & Gas (9.31%)
Chevron Corp. (a)
0.200%, 11/12/2015	1,340,000	1,339,687
0.180%, 11/19/2015	16,470,000	16,465,965
Exxon Mobil Corp.
0.120%, 10/02/2015	5,900,000	5,899,980
0.120%, 10/26/2015	7,244,000	7,243,396
0.140%, 12/16/2015	1,000,000	999,704

		31,948,732

See accompanying notes to schedules of investments.	73

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

	Shares	Value
Registered Investment Companies (2.97%)
JPMorgan U.S. Government Money Market Fund	10,182,983	$10,182,983

	Principal
	amount	Value
Retailers (2.04%)
Wal-Mart Stores Inc. (a)
0.100%, 10/30/2015	$7,000,000	$6,999,436

U.S. Government Obligations (10.92%)
U.S. Treasury Bill
0.058%, 10/22/2015	500,000	499,983
0.033%, 10/29/2015	1,500,000	1,499,962
0.053%, 11/27/2015	2,000,000	1,999,835
0.052%, 11/27/2015	1,000,000	999,917
0.027%, 12/10/2015	15,000,000	14,999,212
0.081%, 03/24/2016	17,500,000	17,493,152

		37,492,061

Total Short-term Investments
(cost $343,184,501)		343,184,501

TOTAL INVESTMENTS (99.98%)
(cost $343,184,501)		343,184,501
OTHER ASSETS, NET OF LIABILITIES (0.02%)		82,020

NET ASSETS (100.00%)		$343,266,521

(a)	Securities exempt from registration under Section 4(a)(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

74	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and other equity securities of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. The S&P 500 Index Fund pursues its investment objective by investing in substantially all of the securities that make up the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund typically invests 80% or more of its net assets (plus any borrowings for investment purposes) in investment grade bonds or bonds determined to be of comparable quality.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of equity, fixed income and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase. The Underlying Funds include the Active Stock Master Portfolio, Total International ex U.S. Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Large Cap Index Master Portfolio, collectively defined as the “Underlying Master Portfolios”.

The LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds are collectively defined as the “Feeder Funds”. The LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio are collectively defined as the “Master Portfolios”.

For more information about the Master Portfolios refer to the Master Investment Portfolio (“MIP”) section.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 6 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2015. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Investments in Master Portfolios

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

For more information refer to Note 4 Investments in Master Portfolios.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At September 30, 2015, the Tax Advantaged Bond Fund had commitments of $1,945,268 (representing 0.36% of net assets) for when-issued securities.

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission (“SEC”) adopted amendments to the rules under the Investment Company Act of 1940 governing the operations of registered money market funds such as the Money Market Fund. The amendments are generally intended to address circumstances in which money market funds may face heavy redemptions and to increase the transparency of risks associated with investments in money market funds. Money market funds are required to comply with the reform by certain specific dates. At this time, the Trust’s management is evaluating the impact these SEC adopted rules may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of September 30, 2015:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$492,962,487	$—	$—	$492,962,487
Short-term Investments	16,338,350	—	—	16,338,350
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	265,635,784	—	—	265,635,784
Short-term Investments	2,034,424	—	—	2,034,424
International Equity Fund					—	—	—	—
Common Stocks (a)	—	125,111,801	—	125,111,801
Preferred Stocks (a)	—	333,185	—	333,185
Short-term Investments	8,185,083	—	—	8,185,083
S&P 500 Index Fund					(634,710)	—	—	(634,710)
Common Stocks (a)	1,015,431,773	—	—	1,015,431,773
Short-term Investments	46,821,705	—	—	46,821,705
Small Cap Index Fund					(550,573)	—	—	(550,573)
Common Stocks (a)	401,015,774	31,505	8,615	401,055,894
Short-term Investments	12,181,469	775,002	—	12,956,471
International Index Fund					(168,186)	(38,432)	—	(206,618)
Common Stocks (a)	—	238,736,733	0	238,736,733
Preferred Stocks (a)	—	1,212,119	—	1,212,119
Short-term Investments	4,864,824	—	—	4,864,824
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	323,734,232	—	—	323,734,232

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Bond Fund					$—	$—	$—	$—
Corporate Bonds (a)	$—	$557,490,512	$—	$557,490,512
Agency Commercial Mortgage-Backed Securities	—	68,573,278	—	68,573,278
Agency Mortgage-Backed Securities	—	42,508,608	—	42,508,608
Agency Notes & Bonds	—	7,650,334	—	7,650,334
U.S. Treasury Obligations	—	96,685,206	—	96,685,206
Short-term Investments	13,465,539	—	—	13,465,539
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	514,624,273	—	514,624,273
Short-term Investments	15,801,248	—	—	15,801,248
Money Market Fund					—	—	—	—
Short-term Investments	10,182,983	333,001,518	—	343,184,501
LifePath Retirement Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,231,559,464	—	1,231,559,464
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	2,009,251,243	—	2,009,251,243
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,938,872,255	—	1,938,872,255
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,390,756,910	—	1,390,756,910
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	287,923,538	—	287,923,538

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

There were no transfers of securities between Level 1 and Level 2 as of September 30, 2015 as compared to December 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2014	$21,537
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(12,922)
Purchases	—
Issuances	—
Sales	—
Transfers in	—
Transfers out	—

Balance as of September 30, 2015	$8,615

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2014 or for the period ended September 30, 2015. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2014 or for the period ended September 30, 2015.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 5 Derivative Instruments.

4.	Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. Each Feeder Fund has elected to withdraw all assets from its corresponding Master Portfolio and invest directly in individual securities, effective in November 2015.

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

The performance of a Feeder Fund is directly affected by the performance of its corresponding Master Portfolio. In addition, the Feeder Funds, through their investments in the Master Portfolios (that in turn, invest in the Underlying Funds), are subject to the risks of the Underlying Funds. Schedules of investments for the Underlying Funds are available, without charge, on the SEC’s website at “http://www.sec.gov.” For more information on the Master Portfolios’ investment allocations among the Underlying Funds, please refer to the MIP section found later in this report.

The percentage ownership in the Master Portfolios held by the Feeder Funds as of September 30, 2015 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
LifePath Retirement Fund	LifePath Retirement Master Portfolio	81.56%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	76.17%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	76.64%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	75.39%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	71.15%

5.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Unrealized gains and losses on forward foreign currency contracts are reflected in other assets in the Schedule of Investments. This Fund bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

6.	Income Taxes

As of September 30, 2015, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$441,009,685	$90,510,337	$(22,219,185)	$68,291,152
Small/Mid Cap Equity Fund	261,290,785	28,200,090	(21,820,667)	6,379,423
International Equity Fund	125,928,780	18,715,051	(11,013,762)	7,701,289
S&P 500 Index Fund	688,554,266	395,380,591	(21,681,379)	373,699,212
Small Cap Index Fund	347,640,405	125,945,850	(59,573,890)	66,371,960
International Index Fund	220,687,147	62,247,576	(38,121,047)	24,126,529
Equity and Bond Fund	280,386,832	43,347,400	—	43,347,400
Bond Fund	773,270,527	19,400,628	(6,297,678)	13,102,950
Tax Advantaged Bond Fund	511,585,491	19,582,821	(742,791)	18,840,030
Money Market Fund	343,184,501	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report.

(1) The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Mutual Fund Trust (“Licensee”). Standard & Poor’s®,S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. The Licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2) Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4) LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2015

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 40.0%
Active Stock Master Portfolio	$135,892,842	$135,892,842
BlackRock Commodity Strategies Fund	7,760,340	49,588,571
BlackRock Emerging Markets Fund, Inc.	1,860,907	29,085,980
International Tilts Master Portfolio	$119,824,611	119,824,611
iShares Cohen & Steers REIT ETF (b)	40,753	3,774,543
iShares International Developed Real Estate ETF (b)	72,807	2,039,324
iShares MSCI Canada ETF (b)	414,601	9,535,823
iShares MSCI EAFE Small-Cap ETF	330,349	15,780,772
Large Cap Index Master Portfolio	$181,444,174	181,444,174
Master Small Cap Index Series	$57,646,399	57,646,399

		604,613,039

Fixed Income Funds - 59.8%
CoreAlpha Bond Master Portfolio	$757,487,150	757,487,150
iShares TIPS Bond ETF	$1,319,440	$146,048,814

		903,535,964

Short-Term Securities - 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	2,081,203	2,081,203
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	12,734,665	12,734,665

		14,815,868

Total Affiliated Investment Companies
(Cost - $1,461,219,052*) - 100.8%		1,522,964,871
Liabilities in Excess of Other Assets - (0.8)%		(11,478,808)

Net Assets - 100.0%		$1,511,486,063

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,462,079,814

Gross unrealized appreciation	$105,000,366
Gross unrealized depreciation	(44,115,309)

Net unrealized appreciation	$60,885,057

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)

Active Stock Master Portfolio	$261,549,322	—		$(125,656,480)[1]	$135,892,842	$135,892,842	$2,333,946		$21,692,969
BlackRock Cash Funds: Institutional, SL Agency Shares	3,367,223	—		(1,286,020)[1]	2,081,203	$2,081,203	$3,176		—
BlackRock Cash Funds: Prime, SL Agency Shares	—	12,734,665	[2]	—	12,734,665	$12,734,665	$41,071	[3]	—
BlackRock Commodity Strategies Fund	6,449,996	1,659,568		(349,224)	7,760,340	$49,588,571	—		$(1,014,182)
BlackRock Emerging Markets Fund, Inc.	1,751,608	361,825		(252,526)	1,860,907	$29,085,980	—		$(29,432)
CoreAlpha Bond Master Portfolio	$808,534,591	—		$(51,047,441)[1]	$757,487,150	$757,487,150	$13,500,817		$6,751,056

82

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)

International Tilts Master Portfolio	$113,464,710	$6,359,901	[2]	—	$119,824,611	$119,824,611	$2,420,877	$(383,436)
iShares Cohen & Steers REIT ETF	45,789	485		(5,521)	40,753	$3,774,543	$96,690	$31,944
iShares International Developed Real Estate ETF	71,776	2,576		(1,545)	72,807	$2,039,324	$63,113	$(3,925)
iShares MSCI Canada ETF	369,599	60,518		(15,516)	414,601	$9,535,823	$81,590	$(44,859)
iShares MSCI EAFE Small-Cap ETF	338,648	19,807		(28,106)	330,349	$15,780,772	$200,455	$158,525
iShares TIPS Bond ETF	1,328,000	76,815		(85,375)	1,319,440	$146,048,814	$407,275	$(259,128)
Large Cap Index Master Portfolio	$71,857,425	$109,586,749	[2]	—	$181,444,174	$181,444,174	$2,141,699	$775,002
Master Small Cap Index Series	$61,149,952	—		$(3,503,553)[1]	$57,646,399	$57,646,399	$588,639	$509,555
Total International ex U.S. Index Master Portfolio[4]	—	—		—	—	—	$114,584	—

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4]	No longer held by LifePath Master Portfolio as of report date.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

83

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2015

(Unaudited)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$270,669,695	$1,252,295,176	—	$1,522,964,871

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $12,734,665 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

84

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2015

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 51.8%
Active Stock Master Portfolio	$407,508,700	$407,508,700
BlackRock Commodity Strategies Fund	13,098,416	83,698,877
BlackRock Emerging Markets Fund, Inc.	4,518,206	70,619,566
International Tilts Master Portfolio	$286,621,753	286,621,753
iShares Cohen & Steers REIT ETF (b)	403,936	37,412,552
iShares International Developed Real Estate ETF	1,164,342	32,613,220
iShares MSCI Canada ETF (b)	997,559	22,943,857
iShares MSCI EAFE Small-Cap ETF (b)	803,501	38,383,243
Large Cap Index Master Portfolio	$289,618,190	289,618,190
Master Small Cap Index Series	$94,710,887	94,710,887

		1,364,130,845

Fixed Income Funds - 48.0%
CoreAlpha Bond Master Portfolio	$1,080,863,076	1,080,863,076
iShares TIPS Bond ETF	1,672,714	$185,152,712

		1,266,015,788

Short-Term Securities - 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	1,919,731	1,919,731
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	18,158,041	18,158,041

		20,077,772

Total Affiliated Investment Companies
(Cost - $2,500,501,034*) - 100.6%		2,650,224,405
Liabilities in Excess of Other Assets - (0.6)%		(15,493,951)

Net Assets - 100.0%		$2,634,730,454

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,506,240,455

Gross unrealized appreciation	$231,865,958
Gross unrealized depreciation	(87,882,008)

Net unrealized appreciation	$143,983,950

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)

Active Stock Master Portfolio	$627,945,748	—		$(220,437,048)[1]	$407,508,700	$407,508,700	$6,443,739		$54,003,575
BlackRock Cash Funds: Institutional, SL Agency Shares	5,279,010	—		(3,359,279)[1]	1,919,731	$1,919,731	$5,593		—
BlackRock Cash Funds: Prime, SL Agency Shares	6,776,550	11,381,491	[2]	—	18,158,041	$18,158,041	$90,407	[3]	—
BlackRock Commodity Strategies Fund	12,567,336	1,734,686		(1,203,606)	13,098,416	$83,698,877	—		$(3,074,434)
BlackRock Emerging Markets Fund, Inc.	4,505,579	744,130		(731,503)	4,518,206	$70,619,566	—		$(24,627)
CoreAlpha Bond Master Portfolio	$1,143,592,277	—		$(62,729,201)[1]	$1,080,863,076	$1,080,863,076	$19,270,344		$9,639,378

85

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)

International Tilts Master Portfolio	$282,798,820	$3,822,933	[2]	—	$286,621,753	$286,621,753	$6,018,807	$4,107,612
iShares Cohen & Steers REIT ETF	498,805	9,521		(104,390)	403,936	$37,412,552	$1,008,201	$3,900,941
iShares International Developed Real Estate ETF	1,382,421	28,266		(246,345)	1,164,342	$32,613,219	$1,099,969	$1,095,230
iShares MSCI Canada ETF	967,873	82,833		(53,147)	997,559	$22,943,857	$201,047	$(266,569)
iShares MSCI EAFE Small-Cap ETF	881,531	25,729		(103,759)	803,501	$38,383,243	$493,905	$608,127
iShares TIPS Bond ETF	1,673,332	105,263		(105,881)	1,672,714	$185,152,713	$515,729	$(292,476)
Large Cap Index Master Portfolio	$176,865,168	$112,753,022	[2]	—	$289,618,190	$289,618,190	$3,791,238	$1,610,797
Master Small Cap Index Series	$99,172,892	—		$(4,462,005)[1]	$94,710,887	$94,710,887	$971,864	$829,526
Total International ex U.S. Index Master Portfolio[4]	—	—		—	—	—	$163,461	—

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4]	No longer held by LifePath Master Portfolio as of report date.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

86

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2015

(Unaudited)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$490,901,799	$2,159,322,606	—	$2,650,224,405

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $18,158,041 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

87

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2015

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 73.7%
Active Stock Master Portfolio	$571,481,868	$571,481,868
BlackRock Commodity Strategies Fund	12,702,720	81,170,384
BlackRock Emerging Markets Fund, Inc.	6,272,324	98,036,427
International Tilts Master Portfolio	$390,312,669	390,312,669
iShares Cohen & Steers REIT ETF (b)	1,105,582	102,399,005
iShares International Developed Real Estate ETF	3,170,146	88,795,789
iShares MSCI Canada ETF (b)	1,405,870	32,335,010
iShares MSCI EAFE Small-Cap ETF	1,147,259	54,804,562
Large Cap Index Master Portfolio	$374,927,089	374,927,089
Master Small Cap Index Series	$69,068,742	69,068,742

		1,863,331,545

Fixed Income Funds - 26.2%
CoreAlpha Bond Master Portfolio	$594,350,694	594,350,694
iShares TIPS Bond ETF (b)	607,736	$67,270,298

		661,620,992

Short-Term Securities - 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	3,748,190	3,748,190
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	36,053,304	36,053,304

		39,801,494

Total Affiliated Investment Companies
(Cost - $2,409,697,608*) - 101.5%		2,564,754,031
Liabilities in Excess of Other Assets - (1.5)%		(37,170,690)

Net Assets - 100.0%		$2,527,583,341

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,417,187,143

Gross unrealized appreciation	$248,799,818
Gross unrealized depreciation	(101,232,930)

Net unrealized appreciation	$147,566,888

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)

Active Stock Master Portfolio	$732,007,711	—		$(160,525,843)[1]	$571,481,868	$571,481,868	$8,302,723		$65,124,517
BlackRock Cash Funds: Institutional, SL Agency Shares	5,873,387	—		(2,125,197)[1]	3,748,190	$3,748,190	$6,155		—
BlackRock Cash Funds: Prime, SL Agency Shares	8,407,500	27,645,804	[2]	—	36,053,304	$36,053,304	$139,727	[3]	—
BlackRock Commodity Strategies Fund	12,540,270	1,867,557		(1,705,107)	12,702,720	$81,170,384	—		$(4,585,419)
BlackRock Emerging Markets Fund, Inc.	6,115,000	1,108,735		(951,411)	6,272,324	$98,036,427	—		$(190,754)
CoreAlpha Bond Master Portfolio	$591,843,692	$2,507,002	[2]	—	$594,350,694	$594,350,694	$10,298,874		$5,127,505

88

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)

International Tilts Master Portfolio	$378,538,181	$11,774,488	[2]	—	$390,312,669	$390,312,669	$8,185,836	$(1,245,112)
iShares Cohen & Steers REIT ETF	1,164,738	147,871		(207,027)	1,105,582	$102,399,005	$2,531,521	$4,131,673
iShares International Developed Real Estate ETF	3,234,964	294,318		(359,136)	3,170,146	$88,795,789	$2,725,122	$26,894
iShares MSCI Canada ETF	1,320,806	147,141		(62,077)	1,405,870	$32,335,010	$281,104	$(304,303)
iShares MSCI EAFE Small-Cap ETF	1,198,374	50,255		(101,370)	1,147,259	$54,804,562	$694,297	$323,560
iShares TIPS Bond ETF	587,067	53,805		(33,136)	607,736	$67,270,298	$186,705	$47,953
Large Cap Index Master Portfolio	$325,759,398	$49,167,691	[2]	—	$374,927,089	$374,927,089	$5,402,372	$2,665,378
Master Small Cap Index Series	$75,431,704	—		$(6,362,962)[1]	$69,068,742	$69,068,742	$731,201	$589,031
Total International ex U.S. Index Master Portfolio[4]	—	—		—	—	—	$86,921	—

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4]	No longer held by LifePath Master Portfolio.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

89

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2015

(Unaudited)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$564,612,969	$2,000,141,062	—	$2,564,754,031

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $36,053,304 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

90

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2015

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 92.6%
Active Stock Master Portfolio	$479,373,037	$479,373,037
BlackRock Commodity Strategies Fund	9,762,100	62,379,817
BlackRock Emerging Markets Fund, Inc.	5,831,696	91,149,403
International Tilts Master Portfolio	$359,900,083	359,900,083
iShares Cohen & Steers REIT ETF (b)	1,284,967	119,013,644
iShares International Developed Real Estate ETF (b)	3,680,632	103,094,502
iShares MSCI Canada ETF (b)	1,319,147	30,340,381
iShares MSCI EAFE Small-Cap ETF	1,034,562	49,421,027
Large Cap Index Master Portfolio	$371,636,495	371,636,495
Master Small Cap Index Series	$39,361,184	39,361,184

		1,705,669,573

Fixed Income Fund - 7.2%
CoreAlpha Bond Master Portfolio	$133,482,204	133,482,204

Short-Term Securities - 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	2,272,152	$2,272,152
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	28,882,093	28,882,093

		31,154,245

Total Affiliated Investment Companies
(Cost - $1,761,662,400*) - 101.5%		1,870,306,022
Liabilities in Excess of Other Assets - (1.5)%		(27,583,761)

Net Assets - 100.0%		$1,842,722,261

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,766,486,124

Gross unrealized appreciation	$187,952,163
Gross unrealized depreciation	(84,132,265)

Net unrealized appreciation	$103,819,898

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Master Portfolio for purposes of Section 2(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)

Active Stock Master Portfolio	$617,793,419	—		$(138,420,382)[1]	$479,373,037	$479,373,037	$7,176,126		$55,835,647
BlackRock Cash Funds: Institutional, SL Agency Shares	4,210,819	—		(1,938,667)[1]	2,272,152	$2,272,152	$4,669		—
BlackRock Cash Funds: Prime, SL Agency Shares	16,314,800	12,567,293	[2]	—	28,882,093	$28,882,093	$123,093	[3]	—
BlackRock Commodity Strategies Fund	10,188,103	1,478,221		(1,904,224)	9,762,100	$62,379,817	—		$(5,376,033)
BlackRock Emerging Markets Fund, Inc.	5,989,668	896,507		(1,054,480)	5,831,695	$91,149,403	—		$(522,028)
CoreAlpha Bond Master Portfolio	$124,444,002	$9,038,202	[2]	—	$133,482,204	$133,482,204	$2,240,882		$1,100,254
International Tilts Master Portfolio	$367,981,472	—		$(8,081,389)[1]	$359,900,083	$359,900,083	$7,877,136		$5,493,259
iShares Cohen & Steers REIT ETF	1,402,976	192,951		(310,960)	1,284,967	$119,013,644	$3,021,839		$(1,101,640)

91

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)

iShares International Developed Real Estate ETF	3,883,740	371,489	(574,597)	3,680,632	$103,094,502	$3,292,393	$(381,085)
iShares MSCI Canada ETF	1,285,655	137,156	(103,664)	1,319,147	$30,340,381	$274,168	$(535,042)
iShares MSCI EAFE Small-Cap ETF	1,170,755	49,263	(185,456)	1,034,562	$49,421,027	$670,701	$910,244
Large Cap Index Master Portfolio	$379,569,351	—	$(7,932,856)[1]	$371,636,495	$371,636,495	$5,754,970	$3,026,953
Master Small Cap Index Series	$50,915,660	—	$(11,554,476)[1]	$39,361,184	$39,361,184	$468,329	$515,862
Total International ex U.S. Index Master Portfolio[4]	—	—	—	—	—	$18,936	—

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4]	No longer held by LifePath Master Portfolio as of report date.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

92

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2015

(Unaudited)

As of September 30, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$486,553,019	$1,383,753,003	—	$1,870,306,022

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $28,882,093 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

93

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2015

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 98.2%
Active Stock Master Portfolio	$119,222,087	$119,222,087
BlackRock Commodity Strategies Fund	2,209,915	14,121,356
BlackRock Emerging Markets Fund, Inc.	1,371,858	21,442,134
International Tilts Master Portfolio	$84,785,289	84,785,289
iShares Cohen & Steers REIT ETF (b)	318,519	29,501,230
iShares International Developed Real Estate ETF	911,792	25,539,294
iShares MSCI Canada ETF (b)	304,294	6,998,762
iShares MSCI EAFE Small-Cap ETF	246,352	11,768,235
Large Cap Index Master Portfolio	$75,224,164	75,224,164
Master Small Cap Index Series	$9,075,366	9,075,366

		397,677,917

Fixed Income Fund - 1.6%
CoreAlpha Bond Master Portfolio	$6,289,526	6,289,526

Short-Term Securities - 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	386,019	$386,019
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	6,732,162	6,732,162

		7,118,181

Total Affiliated Investment Companies
(Cost - $398,737,372*) - 101.6%		411,085,624
Liabilities in Excess of Other Assets - (1.6)%		(6,310,238)

Net Assets - 100.0%		$404,775,386

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$399,709,041

Gross unrealized appreciation	$30,281,681
Gross unrealized depreciation	(18,905,098)

Net unrealized appreciation	$11,376,583

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)

Active Stock Master Portfolio	$147,719,967	—		$(28,497,880)[1]	$119,222,087	$119,222,087	$1,817,045		$14,083,647
BlackRock Cash Funds: Institutional, SL Agency Shares	1,215,707	—		(829,688)[1]	386,019	$386,019	$1,388		—
BlackRock Cash Funds: Prime, SL Agency Shares	2,950,000	3,782,162	[2]	—	6,732,162	$6,732,162	$29,274	[3]	—
BlackRock Commodity Strategies Fund	2,193,346	587,472		(570,903)	2,209,915	$14,121,356	—		$(1,848,491)
BlackRock Emerging Markets Fund, Inc.	1,329,101	378,151		(335,394)	1,371,858	$21,442,134	—		$(508,771)
CoreAlpha Bond Master Portfolio	$4,957,761	$1,331,765	[2]	—	$6,289,526	$6,289,526	$103,509		$48,554
International Tilts Master Portfolio	$81,873,561	$2,911,728	[2]	—	$84,785,289	$84,785,289	$1,905,443		$(175,592)
iShares Cohen & Steers REIT ETF	327,853	103,331		(112,665)	318,519	$29,501,230	$758,294		$1,665,275

94

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2015

(Unaudited)

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)

iShares International Developed Real Estate ETF	901,660	249,254		(239,122)	911,792	$25,539,294	$840,986	$(412,501)
iShares MSCI Canada ETF	285,386	64,182		(45,274)	304,294	$6,998,762	$67,518	$(198,407)
iShares MSCI EAFE Small-Cap ETF	260,026	37,207		(50,881)	246,352	$11,768,235	$166,367	$6,862
Large Cap Index Master Portfolio	$69,086,943	$6,137,221	[2]	—	$75,224,164	$75,224,164	$1,164,008	$595,483
Master Small Cap Index Series	$11,565,177	—		$(2,489,811)[1]	$9,075,366	$9,075,366	$110,441	$142,799
Total International ex U.S. Index Master Portfolio[4]	—	—		—	—	—	$868	—

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4]	No longer held by LifePath Master Portfolio as of report date.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

95

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2015

(Unaudited)

As of September 30, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$116,489,192	$294,596,432	—	$411,085,624

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $6,732,162 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

96

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of five series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date     November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date     November 24, 2015

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date     November 24, 2015